Total Bond Market Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (65.8%)
U.S. Government Securities (44.7%)
United States Treasury Note/Bond	2.125%	3/31/24	3,802	3,710
United States Treasury Note/Bond	2.250%	3/31/24	4,637	4,528
United States Treasury Note/Bond	0.375%	4/15/24	7,645	7,315
United States Treasury Note/Bond	2.000%	4/30/24	1,260	1,225
United States Treasury Note/Bond	2.250%	4/30/24	7,559	7,370
United States Treasury Note/Bond	2.500%	4/30/24	4,350	4,253
United States Treasury Note/Bond	0.250%	5/15/24	7,700	7,341
United States Treasury Note/Bond	2.500%	5/15/24	12,130	11,859
United States Treasury Note/Bond	2.000%	5/31/24	5,454	5,298
United States Treasury Note/Bond	2.500%	5/31/24	3,720	3,635
United States Treasury Note/Bond	0.250%	6/15/24	11,780	11,198
United States Treasury Note/Bond	1.750%	6/30/24	8,060	7,796
United States Treasury Note/Bond	2.000%	6/30/24	4,955	4,806
United States Treasury Note/Bond	3.000%	6/30/24	6,035	5,925
United States Treasury Note/Bond	0.375%	7/15/24	9,735	9,244
United States Treasury Note/Bond	1.750%	7/31/24	9,127	8,812
United States Treasury Note/Bond	2.125%	7/31/24	4,736	4,595
United States Treasury Note/Bond	3.000%	7/31/24	12,010	11,789
United States Treasury Note/Bond	0.375%	8/15/24	12,985	12,295
United States Treasury Note/Bond	2.375%	8/15/24	11,564	11,255
United States Treasury Note/Bond	1.250%	8/31/24	7,475	7,157
United States Treasury Note/Bond	1.875%	8/31/24	4,655	4,496
United States Treasury Note/Bond	0.375%	9/15/24	9,330	8,814
United States Treasury Note/Bond	1.500%	9/30/24	5,785	5,548
United States Treasury Note/Bond	2.125%	9/30/24	3,394	3,286
United States Treasury Note/Bond	4.250%	9/30/24	985	984
United States Treasury Note/Bond	0.625%	10/15/24	8,830	8,350
United States Treasury Note/Bond	1.500%	10/31/24	9,070	8,686
United States Treasury Note/Bond	2.250%	10/31/24	5,980	5,795
United States Treasury Note/Bond	0.750%	11/15/24	9,540	9,017
United States Treasury Note/Bond	2.250%	11/15/24	12,681	12,281
United States Treasury Note/Bond	7.500%	11/15/24	6,985	7,329
United States Treasury Note/Bond	1.500%	11/30/24	7,847	7,505
United States Treasury Note/Bond	2.125%	11/30/24	9,554	9,231
United States Treasury Note/Bond	4.500%	11/30/24	7,381	7,409
United States Treasury Note/Bond	1.000%	12/15/24	72	68
United States Treasury Note/Bond	1.750%	12/31/24	9,765	9,367
United States Treasury Note/Bond	2.250%	12/31/24	5,095	4,928
United States Treasury Note/Bond	4.250%	12/31/24	1,300	1,301
United States Treasury Note/Bond	1.125%	1/15/25	10,365	9,822
United States Treasury Note/Bond	1.375%	1/31/25	4,405	4,192
United States Treasury Note/Bond	2.500%	1/31/25	5,590	5,428

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	4.125%	1/31/25	1,113	1,113
United States Treasury Note/Bond	1.500%	2/15/25	6,240	5,944
United States Treasury Note/Bond	2.000%	2/15/25	8,624	8,290
United States Treasury Note/Bond	1.125%	2/28/25	5,386	5,091
United States Treasury Note/Bond	2.750%	2/28/25	2,513	2,450
United States Treasury Note/Bond	4.625%	2/28/25	375	379
United States Treasury Note/Bond	1.750%	3/15/25	7,025	6,718
United States Treasury Note/Bond	0.500%	3/31/25	13,674	12,751
United States Treasury Note/Bond	2.625%	3/31/25	1,961	1,908
United States Treasury Note/Bond	3.875%	3/31/25	2,787	2,778
United States Treasury Note/Bond	2.625%	4/15/25	10,291	9,998
United States Treasury Note/Bond	0.375%	4/30/25	5,094	4,725
United States Treasury Note/Bond	2.875%	4/30/25	4,060	3,964
United States Treasury Note/Bond	2.125%	5/15/25	12,735	12,242
United States Treasury Note/Bond	2.750%	5/15/25	5,755	5,603
United States Treasury Note/Bond	0.250%	5/31/25	9,593	8,851
United States Treasury Note/Bond	2.875%	5/31/25	6,350	6,197
United States Treasury Note/Bond	2.875%	6/15/25	11,785	11,505
United States Treasury Note/Bond	0.250%	6/30/25	9,064	8,353
United States Treasury Note/Bond	2.750%	6/30/25	4,880	4,749
United States Treasury Note/Bond	0.250%	7/31/25	8,797	8,077
United States Treasury Note/Bond	2.875%	7/31/25	5,105	4,985
United States Treasury Note/Bond	2.000%	8/15/25	25,480	24,378
United States Treasury Note/Bond	3.125%	8/15/25	2,294	2,251
United States Treasury Note/Bond	6.875%	8/15/25	2,085	2,220
United States Treasury Note/Bond	0.250%	8/31/25	6,080	5,570
United States Treasury Note/Bond	2.750%	8/31/25	4,085	3,973
United States Treasury Note/Bond	3.500%	9/15/25	4,500	4,456
United States Treasury Note/Bond	0.250%	9/30/25	5,675	5,194
United States Treasury Note/Bond	4.250%	10/15/25	8,390	8,456
United States Treasury Note/Bond	0.250%	10/31/25	7,765	7,078
United States Treasury Note/Bond	3.000%	10/31/25	4,015	3,926
United States Treasury Note/Bond	2.250%	11/15/25	10,421	10,001
United States Treasury Note/Bond	4.500%	11/15/25	15,135	15,357
United States Treasury Note/Bond	0.375%	11/30/25	9,330	8,511
United States Treasury Note/Bond	2.875%	11/30/25	6,285	6,125
United States Treasury Note/Bond	4.000%	12/15/25	10,225	10,263
United States Treasury Note/Bond	0.375%	12/31/25	9,293	8,468
United States Treasury Note/Bond	2.625%	12/31/25	4,165	4,030
United States Treasury Note/Bond	3.875%	1/15/26	6,775	6,777
United States Treasury Note/Bond	0.375%	1/31/26	11,120	10,095
United States Treasury Note/Bond	2.625%	1/31/26	4,700	4,546
United States Treasury Note/Bond	1.625%	2/15/26	9,136	8,591
United States Treasury Note/Bond	4.000%	2/15/26	6,867	6,895
United States Treasury Note/Bond	0.500%	2/28/26	4,701	4,272
United States Treasury Note/Bond	4.625%	3/15/26	6,375	6,520
United States Treasury Note/Bond	0.750%	3/31/26	11,152	10,202
United States Treasury Note/Bond	2.250%	3/31/26	6,250	5,978
United States Treasury Note/Bond	0.750%	4/30/26	2,731	2,489
United States Treasury Note/Bond	2.375%	4/30/26	4,780	4,585
United States Treasury Note/Bond	1.625%	5/15/26	10,789	10,100
United States Treasury Note/Bond	0.750%	5/31/26	11,025	10,028
United States Treasury Note/Bond	2.125%	5/31/26	4,595	4,367
United States Treasury Note/Bond	0.875%	6/30/26	3,977	3,627
United States Treasury Note/Bond	1.875%	6/30/26	3,535	3,330
United States Treasury Note/Bond	0.625%	7/31/26	14,300	12,897
United States Treasury Note/Bond	1.875%	7/31/26	6,966	6,552
United States Treasury Note/Bond	1.500%	8/15/26	10,068	9,345

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	6.750%	8/15/26	630	686
United States Treasury Note/Bond	0.750%	8/31/26	12,214	11,038
United States Treasury Note/Bond	1.375%	8/31/26	3,100	2,862
United States Treasury Note/Bond	0.875%	9/30/26	2,340	2,119
United States Treasury Note/Bond	1.625%	9/30/26	5,215	4,854
United States Treasury Note/Bond	1.125%	10/31/26	9,930	9,058
United States Treasury Note/Bond	1.625%	10/31/26	6,275	5,830
United States Treasury Note/Bond	2.000%	11/15/26	11,221	10,551
United States Treasury Note/Bond	6.500%	11/15/26	765	833
United States Treasury Note/Bond	1.250%	11/30/26	10,220	9,348
United States Treasury Note/Bond	1.625%	11/30/26	5,070	4,704
United States Treasury Note/Bond	1.250%	12/31/26	9,191	8,395
United States Treasury Note/Bond	1.750%	12/31/26	4,983	4,639
United States Treasury Note/Bond	1.500%	1/31/27	7,454	6,862
United States Treasury Note/Bond	2.250%	2/15/27	6,372	6,036
United States Treasury Note/Bond	6.625%	2/15/27	65	71
United States Treasury Note/Bond	1.125%	2/28/27	7,683	6,972
United States Treasury Note/Bond	1.875%	2/28/27	8,238	7,686
United States Treasury Note/Bond	0.625%	3/31/27	5,063	4,490
United States Treasury Note/Bond	2.500%	3/31/27	3,855	3,682
United States Treasury Note/Bond	0.500%	4/30/27	4,290	3,777
United States Treasury Note/Bond	2.750%	4/30/27	5,620	5,416
United States Treasury Note/Bond	2.375%	5/15/27	10,931	10,382
United States Treasury Note/Bond	0.500%	5/31/27	6,605	5,795
United States Treasury Note/Bond	2.625%	5/31/27	8,160	7,825
United States Treasury Note/Bond	0.500%	6/30/27	7,990	6,998
United States Treasury Note/Bond	3.250%	6/30/27	9,864	9,694
United States Treasury Note/Bond	0.375%	7/31/27	8,560	7,435
United States Treasury Note/Bond	2.750%	7/31/27	5,284	5,088
United States Treasury Note/Bond	2.250%	8/15/27	8,422	7,944
United States Treasury Note/Bond	6.375%	8/15/27	185	204
United States Treasury Note/Bond	0.500%	8/31/27	7,825	6,820
United States Treasury Note/Bond	3.125%	8/31/27	7,888	7,715
United States Treasury Note/Bond	0.375%	9/30/27	7,875	6,808
United States Treasury Note/Bond	4.125%	9/30/27	7,865	8,014
United States Treasury Note/Bond	0.500%	10/31/27	11,115	9,644
United States Treasury Note/Bond	4.125%	10/31/27	4,011	4,089
United States Treasury Note/Bond	2.250%	11/15/27	8,402	7,904
United States Treasury Note/Bond	6.125%	11/15/27	10,839	11,960
United States Treasury Note/Bond	0.625%	11/30/27	8,128	7,085
United States Treasury Note/Bond	3.875%	11/30/27	11,760	11,881
United States Treasury Note/Bond	0.625%	12/31/27	11,975	10,415
United States Treasury Note/Bond	3.875%	12/31/27	6,060	6,124
United States Treasury Note/Bond	0.750%	1/31/28	12,285	10,728
United States Treasury Note/Bond	2.750%	2/15/28	8,180	7,857
United States Treasury Note/Bond	1.125%	2/29/28	10,060	8,931
United States Treasury Note/Bond	4.000%	2/29/28	2,424	2,468
United States Treasury Note/Bond	1.250%	3/31/28	11,761	10,491
United States Treasury Note/Bond	3.625%	3/31/28	9,895	9,910
United States Treasury Note/Bond	1.250%	4/30/28	10,814	9,628
United States Treasury Note/Bond	2.875%	5/15/28	12,080	11,651
United States Treasury Note/Bond	1.250%	5/31/28	10,615	9,437
United States Treasury Note/Bond	1.250%	6/30/28	9,941	8,823
United States Treasury Note/Bond	1.000%	7/31/28	11,480	10,034
United States Treasury Note/Bond	2.875%	8/15/28	11,632	11,203
United States Treasury Note/Bond	5.500%	8/15/28	325	353
United States Treasury Note/Bond	1.125%	8/31/28	10,610	9,315
United States Treasury Note/Bond	1.250%	9/30/28	11,767	10,383

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.375%	10/31/28	10,725	9,515
United States Treasury Note/Bond	3.125%	11/15/28	11,328	11,041
United States Treasury Note/Bond	5.250%	11/15/28	1,655	1,788
United States Treasury Note/Bond	1.500%	11/30/28	9,995	8,914
United States Treasury Note/Bond	1.375%	12/31/28	3,490	3,091
United States Treasury Note/Bond	1.750%	1/31/29	8,040	7,257
United States Treasury Note/Bond	2.625%	2/15/29	10,133	9,606
United States Treasury Note/Bond	1.875%	2/28/29	8,640	7,849
United States Treasury Note/Bond	2.375%	3/31/29	16,780	15,663
United States Treasury Note/Bond	2.875%	4/30/29	7,750	7,440
United States Treasury Note/Bond	2.375%	5/15/29	9,195	8,578
United States Treasury Note/Bond	2.750%	5/31/29	6,730	6,415
United States Treasury Note/Bond	3.250%	6/30/29	7,145	7,004
United States Treasury Note/Bond	2.625%	7/31/29	8,050	7,614
United States Treasury Note/Bond	1.625%	8/15/29	4,730	4,218
United States Treasury Note/Bond	3.125%	8/31/29	2,010	1,957
United States Treasury Note/Bond	3.875%	9/30/29	4,525	4,600
United States Treasury Note/Bond	4.000%	10/31/29	5,925	6,069
United States Treasury Note/Bond	1.750%	11/15/29	2,541	2,282
United States Treasury Note/Bond	3.875%	11/30/29	11,893	12,098
United States Treasury Note/Bond	3.875%	12/31/29	4,879	4,967
United States Treasury Note/Bond	3.500%	1/31/30	3,830	3,814
United States Treasury Note/Bond	1.500%	2/15/30	7,154	6,272
United States Treasury Note/Bond	4.000%	2/28/30	1,440	1,478
United States Treasury Note/Bond	3.625%	3/31/30	5,740	5,767
United States Treasury Note/Bond	0.625%	5/15/30	14,554	11,914
United States Treasury Note/Bond	6.250%	5/15/30	1,350	1,575
United States Treasury Note/Bond	0.625%	8/15/30	18,852	15,361
United States Treasury Note/Bond	0.875%	11/15/30	17,961	14,866
United States Treasury Note/Bond	1.125%	2/15/31	17,535	14,762
United States Treasury Note/Bond	5.375%	2/15/31	1,540	1,729
United States Treasury Note/Bond	1.625%	5/15/31	19,034	16,542
United States Treasury Note/Bond	1.250%	8/15/31	20,157	16,907
United States Treasury Note/Bond	1.375%	11/15/31	22,353	18,864
United States Treasury Note/Bond	1.875%	2/15/32	22,053	19,352
United States Treasury Note/Bond	2.875%	5/15/32	18,654	17,750
United States Treasury Note/Bond	2.750%	8/15/32	17,860	16,805
United States Treasury Note/Bond	4.125%	11/15/32	13,409	14,093
United States Treasury Note/Bond	3.500%	2/15/33	24,891	24,930
United States Treasury Note/Bond	4.500%	2/15/36	1,200	1,332
United States Treasury Note/Bond	5.000%	5/15/37	2,270	2,644
United States Treasury Note/Bond	4.375%	2/15/38	450	492
United States Treasury Note/Bond	4.500%	5/15/38	559	619
United States Treasury Note/Bond	3.500%	2/15/39	1,320	1,303
United States Treasury Note/Bond	4.250%	5/15/39	2,247	2,423
United States Treasury Note/Bond	4.500%	8/15/39	2,216	2,458
United States Treasury Note/Bond	4.375%	11/15/39	1,742	1,902
United States Treasury Note/Bond	4.625%	2/15/40	1,300	1,461
United States Treasury Note/Bond	1.125%	5/15/40	6,810	4,529
United States Treasury Note/Bond	4.375%	5/15/40	1,875	2,043
United States Treasury Note/Bond	1.125%	8/15/40	8,405	5,547
United States Treasury Note/Bond	3.875%	8/15/40	2,515	2,576
United States Treasury Note/Bond	1.375%	11/15/40	10,129	6,962
United States Treasury Note/Bond	4.250%	11/15/40	2,195	2,354
United States Treasury Note/Bond	1.875%	2/15/41	12,303	9,191
United States Treasury Note/Bond	4.750%	2/15/41	2,556	2,909
United States Treasury Note/Bond	2.250%	5/15/41	10,495	8,329
United States Treasury Note/Bond	4.375%	5/15/41	1,904	2,070

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.750%	8/15/41	13,741	9,941
United States Treasury Note/Bond	3.750%	8/15/41	2,140	2,135
United States Treasury Note/Bond	2.000%	11/15/41	11,218	8,454
United States Treasury Note/Bond	3.125%	11/15/41	2,701	2,460
United States Treasury Note/Bond	2.375%	2/15/42	9,361	7,522
United States Treasury Note/Bond	3.125%	2/15/42	2,081	1,887
United States Treasury Note/Bond	3.000%	5/15/42	1,720	1,526
United States Treasury Note/Bond	3.250%	5/15/42	8,530	7,865
United States Treasury Note/Bond	2.750%	8/15/42	2,895	2,460
United States Treasury Note/Bond	3.375%	8/15/42	2,057	1,930
United States Treasury Note/Bond	2.750%	11/15/42	4,646	3,936
United States Treasury Note/Bond	4.000%	11/15/42	4,192	4,303
United States Treasury Note/Bond	3.125%	2/15/43	3,880	3,484
United States Treasury Note/Bond	3.875%	2/15/43	5,632	5,682
United States Treasury Note/Bond	2.875%	5/15/43	800	690
United States Treasury Note/Bond	3.625%	8/15/43	5,305	5,143
United States Treasury Note/Bond	3.750%	11/15/43	700	691
United States Treasury Note/Bond	3.625%	2/15/44	5,452	5,268
United States Treasury Note/Bond	3.375%	5/15/44	5,869	5,454
United States Treasury Note/Bond	3.125%	8/15/44	7,731	6,890
United States Treasury Note/Bond	3.000%	11/15/44	7,512	6,549
United States Treasury Note/Bond	2.500%	2/15/45	8,120	6,469
United States Treasury Note/Bond	3.000%	5/15/45	5,502	4,786
United States Treasury Note/Bond	2.875%	8/15/45	3,991	3,396
United States Treasury Note/Bond	3.000%	11/15/45	1,914	1,663
United States Treasury Note/Bond	2.500%	2/15/46	4,765	3,780
United States Treasury Note/Bond	2.500%	5/15/46	5,456	4,327
United States Treasury Note/Bond	2.250%	8/15/46	6,111	4,608
United States Treasury Note/Bond	2.875%	11/15/46	2,765	2,355
United States Treasury Note/Bond	3.000%	2/15/47	5,290	4,601
United States Treasury Note/Bond	3.000%	5/15/47	4,615	4,013
United States Treasury Note/Bond	2.750%	8/15/47	6,238	5,183
United States Treasury Note/Bond	2.750%	11/15/47	5,833	4,851
United States Treasury Note/Bond	3.000%	2/15/48	6,979	6,086
United States Treasury Note/Bond	3.125%	5/15/48	7,684	6,857
United States Treasury Note/Bond	3.000%	8/15/48	7,810	6,816
United States Treasury Note/Bond	3.375%	11/15/48	5,340	4,994
United States Treasury Note/Bond	3.000%	2/15/49	8,344	7,301
United States Treasury Note/Bond	2.875%	5/15/49	4,900	4,190
United States Treasury Note/Bond	2.250%	8/15/49	5,029	3,778
United States Treasury Note/Bond	2.375%	11/15/49	5,907	4,562
United States Treasury Note/Bond	2.000%	2/15/50	8,212	5,817
United States Treasury Note/Bond	1.250%	5/15/50	11,066	6,432
United States Treasury Note/Bond	1.375%	8/15/50	11,786	7,077
United States Treasury Note/Bond	1.625%	11/15/50	12,196	7,823
United States Treasury Note/Bond	1.875%	2/15/51	13,054	8,913
United States Treasury Note/Bond	2.375%	5/15/51	13,225	10,152
United States Treasury Note/Bond	2.000%	8/15/51	12,950	9,105
United States Treasury Note/Bond	1.875%	11/15/51	11,335	7,717
United States Treasury Note/Bond	2.250%	2/15/52	12,907	9,624
United States Treasury Note/Bond	2.875%	5/15/52	10,830	9,263
United States Treasury Note/Bond	3.000%	8/15/52	11,798	10,364
United States Treasury Note/Bond	4.000%	11/15/52	8,124	8,622
United States Treasury Note/Bond	3.625%	2/15/53	12,815	12,725
				1,828,723
Agency Bonds and Notes (1.0%)
Federal Farm Credit Banks Funding Corp.	2.625%	5/3/24	280	274
Federal Farm Credit Banks Funding Corp.	2.625%	5/16/24	805	787

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Farm Credit Banks Funding Corp.	2.625%	6/10/24	295	288
	Federal Farm Credit Banks Funding Corp.	3.250%	6/17/24	425	418
	Federal Farm Credit Banks Funding Corp.	3.100%	6/28/24	325	319
	Federal Farm Credit Banks Funding Corp.	3.375%	8/26/24	1,000	984
	Federal Farm Credit Banks Funding Corp.	4.250%	9/26/24	825	822
	Federal Farm Credit Banks Funding Corp.	0.875%	11/18/24	175	165
	Federal Farm Credit Banks Funding Corp.	4.500%	11/18/24	805	806
	Federal Farm Credit Banks Funding Corp.	1.125%	1/6/25	210	199
	Federal Farm Credit Banks Funding Corp.	1.750%	2/14/25	520	497
	Federal Farm Credit Banks Funding Corp.	4.250%	9/30/25	280	281
	Federal Home Loan Banks	3.125%	6/14/24	1,500	1,474
	Federal Home Loan Banks	4.875%	6/14/24	200	200
	Federal Home Loan Banks	2.750%	6/28/24	265	259
	Federal Home Loan Banks	3.000%	7/8/24	500	490
	Federal Home Loan Banks	1.500%	8/15/24	330	317
	Federal Home Loan Banks	4.875%	9/13/24	240	241
	Federal Home Loan Banks	4.500%	10/3/24	750	750
	Federal Home Loan Banks	5.000%	2/28/25	1,350	1,369
	Federal Home Loan Banks	0.500%	4/14/25	1,000	929
	Federal Home Loan Banks	0.375%	9/4/25	500	458
	Federal Home Loan Banks	4.500%	12/12/25	500	506
	Federal Home Loan Banks	1.250%	12/21/26	1,000	911
	Federal Home Loan Banks	3.250%	11/16/28	315	307
	Federal Home Loan Banks	5.500%	7/15/36	1,400	1,601
[1]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	1,200	1,143
[1]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	1,500	1,379
[1]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	2,000	1,829
[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	148
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	1,824
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	1,102	1,304
[1]	Federal National Mortgage Assn.	1.750%	7/2/24	1,028	992
[1]	Federal National Mortgage Assn.	2.625%	9/6/24	160	156
[1]	Federal National Mortgage Assn.	1.625%	10/15/24	970	930
[1]	Federal National Mortgage Assn.	1.625%	1/7/25	1,300	1,243
[1]	Federal National Mortgage Assn.	0.625%	4/22/25	1,000	931
[1]	Federal National Mortgage Assn.	0.500%	6/17/25	1,000	924
[1]	Federal National Mortgage Assn.	0.375%	8/25/25	2,000	1,833
[1]	Federal National Mortgage Assn.	0.500%	11/7/25	2,000	1,828
[1]	Federal National Mortgage Assn.	2.125%	4/24/26	575	545
[1]	Federal National Mortgage Assn.	1.875%	9/24/26	500	467
[1]	Federal National Mortgage Assn.	0.750%	10/8/27	1,000	876
[1]	Federal National Mortgage Assn.	6.250%	5/15/29	175	198
[1]	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,107
[1]	Federal National Mortgage Assn.	7.250%	5/15/30	300	363
[1]	Federal National Mortgage Assn.	0.875%	8/5/30	1,400	1,138
[1]	Federal National Mortgage Assn.	6.625%	11/15/30	720	851
[1]	Federal National Mortgage Assn.	5.625%	7/15/37	275	323
	Private Export Funding Corp.	2.450%	7/15/24	100	97
	Private Export Funding Corp.	1.750%	11/15/24	75	72
	Private Export Funding Corp.	3.250%	6/15/25	50	49
	Private Export Funding Corp.	1.400%	7/15/28	175	153
	Tennessee Valley Authority	2.875%	9/15/24	191	187
	Tennessee Valley Authority	0.750%	5/15/25	200	186
	Tennessee Valley Authority	6.750%	11/1/25	134	142
	Tennessee Valley Authority	3.875%	3/15/28	375	375
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,188
	Tennessee Valley Authority	1.500%	9/15/31	550	448
	Tennessee Valley Authority	4.650%	6/15/35	175	180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Valley Authority	5.880%	4/1/36	250	287
	Tennessee Valley Authority	5.500%	6/15/38	100	110
	Tennessee Valley Authority	5.250%	9/15/39	512	547
	Tennessee Valley Authority	4.875%	1/15/48	100	102
	Tennessee Valley Authority	5.375%	4/1/56	50	56
	Tennessee Valley Authority	4.625%	9/15/60	180	179
	Tennessee Valley Authority	4.250%	9/15/65	200	188
					42,530
Conventional Mortgage-Backed Securities (20.1%)
[1,2]	Fannie Mae Pool	6.500%	9/1/32	13	13
[1,2]	Freddie Mac Gold Pool	7.000%	4/1/23–2/1/37	67	69
[1,2]	Freddie Mac Gold Pool	7.500%	4/1/23–4/1/28	3	3
[1,2]	Freddie Mac Gold Pool	4.500%	5/1/23–10/1/48	5,124	5,144
[1,2]	Freddie Mac Gold Pool	5.000%	9/1/23–11/1/48	1,550	1,586
[1,2]	Freddie Mac Gold Pool	5.500%	1/1/24–6/1/41	1,204	1,244
[1,2]	Freddie Mac Gold Pool	4.000%	6/1/24–11/1/48	10,110	9,870
[1,2]	Freddie Mac Gold Pool	8.500%	7/1/24–11/1/30	3	3
[1,2]	Freddie Mac Gold Pool	8.000%	11/1/24–7/1/30	3	3
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	18,333	17,414
[1,2]	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	17,323	16,058
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	4,951	4,669
[1,2]	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	1	1
[1,2]	Freddie Mac Gold Pool	6.000%	7/1/28–3/1/39	871	903
[1,2]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	260	241
[2]	Ginnie Mae	4.500%	4/20/53	870	857
[2]	Ginnie Mae	5.000%	4/20/53	2,006	2,008
[2]	Ginnie Mae	5.500%	4/20/53	3,246	3,282
[2]	Ginnie Mae	6.000%	4/20/53	1,705	1,736
[2]	Ginnie Mae	6.500%	4/20/53	420	432
[2]	Ginnie Mae I Pool	7.000%	8/15/23–10/15/31	24	24
[2]	Ginnie Mae I Pool	6.500%	11/15/23–12/15/38	91	97
[2]	Ginnie Mae I Pool	7.500%	12/15/23–1/15/31	8	8
[2]	Ginnie Mae I Pool	8.000%	8/15/24–10/15/30	7	7
[2]	Ginnie Mae I Pool	4.000%	10/15/24–11/15/47	1,105	1,073
[2]	Ginnie Mae I Pool	4.500%	10/15/24–3/15/41	1,190	1,205
[2]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	1,086	1,058
[2]	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	1,233	1,142
[2]	Ginnie Mae I Pool	6.000%	6/15/32–3/15/40	54	56
[2]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	817	849
[2]	Ginnie Mae II Pool	3.500%	9/20/25–7/20/52	27,957	26,625
[2]	Ginnie Mae II Pool	4.000%	9/20/25–1/20/53	18,928	18,511
[2]	Ginnie Mae II Pool	3.000%	2/20/27–6/20/52	37,758	34,689
[2]	Ginnie Mae II Pool	2.500%	6/20/27–4/20/52	37,192	32,804
[2]	Ginnie Mae II Pool	5.000%	12/20/32–1/20/53	7,662	7,716
[2]	Ginnie Mae II Pool	6.500%	12/20/35–2/20/53	706	730
[2]	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	12	12
[2]	Ginnie Mae II Pool	4.500%	2/20/39–12/20/52	14,250	14,187
[2]	Ginnie Mae II Pool	2.000%	8/20/50–1/20/52	37,545	31,969
[2]	Ginnie Mae II Pool	1.500%	12/20/51	1,037	848
[2]	Ginnie Mae II Pool	5.500%	10/20/52–1/20/53	2,509	2,537
[2]	Ginnie Mae II Pool	6.000%	12/20/52–1/20/53	1,120	1,141
[1,2]	UMBS Pool	7.000%	6/1/23–11/1/37	106	115
[1,2]	UMBS Pool	7.500%	6/1/23–2/1/32	11	12
[1,2,3]	UMBS Pool	5.000%	7/1/23–4/13/53	24,635	24,753
[1,2]	UMBS Pool	8.000%	7/1/23–11/1/30	1	1
[1,2,3]	UMBS Pool	4.500%	9/1/23–2/1/53	31,546	31,249
[1,2,3]	UMBS Pool	2.000%	11/1/23–4/1/52	196,600	165,832
[1,2,3]	UMBS Pool	5.500%	12/1/23–4/13/53	15,549	15,844

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,3]	UMBS Pool	4.000%	2/1/24–10/1/52	43,169	41,882
[1,2,3]	UMBS Pool	6.000%	3/1/24–4/13/53	7,783	8,017
[1,2]	UMBS Pool	8.500%	10/1/24–4/1/31	1	1
[1,2,3]	UMBS Pool	3.500%	9/1/25–10/1/52	50,609	47,837
[1,2,3]	UMBS Pool	3.000%	11/1/25–8/1/52	85,918	78,555
[1,2,3]	UMBS Pool	2.500%	1/1/27–6/1/52	140,895	123,214
[1,2]	UMBS Pool	1.500%	7/1/35–9/1/51	50,117	41,161
[1,2]	UMBS Pool	6.500%	1/1/53–4/13/53	2,956	3,059
					824,356
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	3.116%	12/1/41	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.560%	9/1/37	20	20
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.388%	3.715%	10/1/37	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.433%	3.684%	7/1/36	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.474%	3.584%	3/1/43	27	27
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.555%	3.806%	9/1/43	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.323%	7/1/43	38	38
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	3.849%	8/1/35	24	25
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.601%	3.802%	10/1/37	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.606%	3.627%	6/1/43	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.998%	2/1/36	1	1
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	4.127%	3/1/38	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.885%	11/1/36	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.640%	3.890%	1/1/42	8	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%	9/1/40	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.670%	4.057%	1/1/37	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.671%	3.864%	10/1/42	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.680%	3.866%	8/1/39	13	13
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	3.935%	12/1/33	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.940%	10/1/39–9/1/42	24	24
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.314%	5/1/40	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	3.945%	7/1/39	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	3.948%	8/1/40	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.075%	7/1/37	1	1
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.950%	12/1/40	7	7

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	3.951%	10/1/42	10	11
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.955%	11/1/39	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.716%	3.321%	5/1/42	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.733%	3.979%	9/1/43	13	13
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.735%	3.477%	6/1/41	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	3.851%	7/1/41	18	19
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.000%	10/1/40	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.751%	3.987%	9/1/34	1	1
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.764%	3.920%	11/1/39	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.771%	3.884%	5/1/42	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	4.280%	2/1/41	4	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.781%	3.742%	7/1/42	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	4.098%	8/1/42	25	26
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	3.238%	3/1/42	9	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.796%	3.724%	3/1/42	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	4.012%	9/1/40	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	4.055%	11/1/41	12	12
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.060%	11/1/33–12/1/40	10	11
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.193%	3/1/41	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.063%	11/1/41	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.073%	1/1/42	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.065%	11/1/40–12/1/41	21	21
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.233%	2/1/41	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.448%	5/1/41	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.575%	3/1/41	6	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.308%	4/1/41	13	13
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.080%	6/1/41	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.834%	4.153%	2/1/41	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	4.117%	1/1/40	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.210%	5/1/40	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	4.090%	12/1/39	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.090%	8/1/39	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	3.999%	11/1/34	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	3.289%	4/1/37	6	6
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.155%	4.280%	12/1/37	14	14
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.313%	4.438%	1/1/35	4	4
[1,2,4]	Fannie Mae Pool, 6M USD LIBOR + 1.058%	3.592%	4/1/37	5	5
[1,2,4]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	4.090%	8/1/37	6	7
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	3.875%	1/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.890%	12/1/36	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.390%	5/1/42	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.910%	10/1/37	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	3.915%	12/1/34	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	4.073%	2/1/37	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	3.996%	1/1/35	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	3.993%	12/1/36	12	12
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	3.995%	12/1/40	7	7
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.125%	5/1/38	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.830%	4.050%	12/1/35	4	4
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.846%	4.141%	2/1/42	4	4
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.357%	5/1/40	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.601%	6/1/40	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.130%	6/1/40–12/1/40	10	10
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.216%	1/1/41	10	10
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.380%	3/1/41	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.863%	6/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.887%	4.325%	2/1/42	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	4.141%	9/1/40	5	6
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.150%	6/1/40–11/1/40	8	8
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.206%	1/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.389%	2/1/41	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.410%	2/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.005%	4.105%	5/1/37	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	4.585%	3/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.375%	11/1/34	12	12
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.489%	2/1/36	4	4
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.375%	5/1/36	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.411%	4.534%	10/1/36	7	7
[1,2,4]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	3.020%	6/1/37	6	6
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	7/20/38	2	2
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.750%	10/20/38–12/20/42	54	54
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	12/20/39–12/20/40	11	11
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.625%	1/20/41–3/20/43	60	60
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	4/20/41–6/20/43	41	41
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.250%	11/20/40	1	1
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	2	2
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.000%	5/20/41	3	3
					846
Total U.S. Government and Agency Obligations (Cost $2,980,877)					2,696,455
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
[2]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	125	122
[2]	Ally Auto Receivables Trust Class A3 Series 2022-2	4.760%	5/17/27	150	151
[2]	Ally Auto Receivables Trust Class A4 Series 2019-2	2.260%	8/15/24	20	20
[2]	Ally Auto Receivables Trust Class A4 Series 2019-4	1.920%	1/15/25	21	21
[2]	Ally Auto Receivables Trust Class A4 Series 2022-2	4.870%	4/17/28	50	50
[2]	American Express Credit Account Class A Series 2022-2	3.390%	5/15/27	750	732
[2]	American Express Credit Account Master Trust Class A Series 2021-1	0.900%	11/15/26	425	399
[2]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	425	417
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	20	20
[2]	Americredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	50	51
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2020-3	0.760%	12/18/25	25	24
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2021-1	0.680%	10/19/26	25	24
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2021-1	0.890%	10/19/26	25	23
[2]	Americredit Automobile Receivables Trust Class C Series 2023-1	5.800%	12/18/28	25	25
[2]	BA Credit Card Trust Class A1 Series 2020-A1	0.340%	5/15/26	200	193
[2]	BA Credit Card Trust Class A1 Series 2021-A1	0.440%	9/15/26	35	33

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	150	147
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	9/15/48	75	71
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	72	68
[2]	Banc of America Commercial Mortgage Trust Class ASB Series 2015-UBS7	3.429%	9/15/48	27	27
[2]	BANK Class A2 Series 2018-BNK14	4.128%	9/15/60	23	23
[2]	BANK Class A3 Series 2017-BNK9	3.279%	11/15/54	69	66
[2,4]	BANK Class A3 Series 2018-BNK11	4.046%	3/15/61	100	95
[2]	BANK Class A3 Series 2019-BNK19	3.183%	8/15/61	75	66
[2]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/62	170	151
[2]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	180	157
[2]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	150	131
[2]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	50	46
[2]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	100	93
[2]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	150	139
[2]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	150	139
[2,4]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/61	125	121
[2]	BANK Class A4 Series 2018-BNK13	3.953%	8/15/61	50	47
[2,4]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/60	100	95
[2,4]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/61	110	106
[2]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	125	117
[2]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/52	100	92
[2]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/62	100	91
[2]	BANK Class A4 Series 2019-BNK22	2.978%	11/15/62	290	253
[2]	BANK Class A4 Series 2020-BNK26	2.403%	3/15/63	175	146
[2]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/63	50	40
[2]	BANK Class A4 Series 2020-BNK29	1.997%	11/15/53	50	39
[2]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/53	75	59
[2]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/54	50	40
[2]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/60	150	139
[2]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	404	376
[2]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	75	70
[2]	BANK Class A5 Series 2018-BNK10	3.688%	2/15/61	250	233
[2,4]	BANK Class A5 Series 2018-BNK13	4.217%	8/15/61	25	24
[2]	BANK Class A5 Series 2019-BNK21	2.851%	10/17/52	100	87
[2]	BANK Class A5 Series 2020-BNK25	2.649%	1/15/63	200	170
[2]	BANK Class A5 Series 2020-BNK27	2.144%	4/15/63	150	122
[2]	BANK Class A5 Series 2021-BN32	2.643%	4/15/54	75	63
[2]	BANK Class A5 Series 2021-BNK33	2.556%	5/15/64	50	41
[2]	BANK Class A5 Series 2021-BNK34	2.438%	6/15/63	150	121
[2]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/64	100	80
[2]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/64	125	102
[2,4]	BANK Class A5 Series 2021-BNK37	2.618%	11/15/64	125	103
[2]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	175	165
[2]	BANK Class A5 Series 2023-BNK45	5.203%	2/15/56	50	50
[2]	BANK Class AS Series 2017-BNK5	3.624%	6/15/60	100	91
[2,4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	404	360
[2]	BANK Class AS Series 2017-BNK7	3.748%	9/15/60	75	70
[2]	BANK Class AS Series 2017-BNK8	3.731%	11/15/50	25	23
[2,4]	BANK Class AS Series 2018-BNK10	3.898%	2/15/61	50	46
[2,4]	BANK Class AS Series 2018-BNK12	4.353%	5/15/61	50	48
[2,4]	BANK Class AS Series 2018-BNK14	4.481%	9/15/60	25	24
[2]	BANK Class AS Series 2019-BNK17	3.976%	4/15/52	25	23
[2,4]	BANK Class AS Series 2019-BNK18	3.826%	5/15/62	50	46
[2]	BANK Class AS Series 2019-BNK21	3.093%	10/17/52	75	66

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	BANK Class AS Series 2019-BNK23	3.203%	12/15/52	75	66
[2,4]	BANK Class AS Series 2019-BNK24	3.283%	11/15/62	75	65
[2]	BANK Class AS Series 2020-BNK25	2.841%	1/15/63	65	56
[2]	BANK Class AS Series 2020-BNK26	2.687%	3/15/63	55	47
[2]	BANK Class AS Series 2020-BNK27	2.551%	4/15/63	50	42
[2,4]	BANK Class AS Series 2021-BNK31	2.211%	2/15/54	25	20
[2,4]	BANK Class AS Series 2021-BNK36	2.695%	9/15/64	50	41
[2,4]	BANK Class AS Series 2023-BNK45	5.651%	2/15/56	25	26
[2]	BANK Class ASB Series 2018-BNK10	3.641%	2/15/61	48	47
[2,4]	BANK Class C Series 2017-BNK8	4.096%	11/15/50	50	40
[2,4]	BANK Class C Series 2019-BNK19	4.030%	8/15/61	35	26
[2]	Bank of America Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/50	28	26
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	250	229
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	150	132
[2]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/52	275	242
[2,4]	Barclays Commercial Mortgage Trust Class A5 Series 2022-C14	2.946%	2/15/55	200	169
[2]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/52	25	22
[2,4]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/52	100	89
[2]	Barclays Dryrock Issuance Trus Drock Class A Series 2022-1	3.070%	2/15/28	100	97
[2]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/50	125	117
[2]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	100	86
[2]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	125	119
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/53	50	41
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	125	101
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/54	50	40
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/54	100	83
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	150	123
[2]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/50	100	93
[2]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/53	35	29
[2]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	150	124
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B2	3.662%	2/15/51	29	29
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B3	3.848%	4/10/51	24	24
[2]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/53	50	47
[2]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/43	125	109
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/51	75	71
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	50	47

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/53	175	168
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/62	80	73
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/57	280	244
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	100	93
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	325	304
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/51	225	212
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/51	350	332
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/52	125	118
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/62	225	196
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	230	199
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/52	105	98
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	100	85
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/53	100	83
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/53	100	80
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/53	125	100
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/54	100	79
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/54	225	178
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/54	125	103
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/54	125	103
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/54	50	42
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/54	75	62
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/54	100	80
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/54	50	40
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/54	200	163
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/55	275	230
[2]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/55	75	66
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B34	3.786%	4/15/55	50	45
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/55	100	94
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	50	45
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/51	75	72

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/62	50	45
[2,4]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/53	25	22
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/51	150	142
[2]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/51	25	24
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/52	50	48
[2]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/52	75	66
[2]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/53	30	24
[2]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/53	25	19
[2]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/53	10	8
[2,4]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/43	50	39
[2]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/54	75	57
[2]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/54	25	21
[2,4]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.411%	1/15/55	75	65
[2,4]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/55	50	43
[2]	BMO Mortgage Trust Class A5 Series 2022-C3	5.313%	9/15/54	200	200
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C4	5.117%	2/15/56	50	50
[2]	BMW Vehicle Lease Trust Class A3 Series 2021-1	0.290%	1/25/24	10	10
[2]	BMW Vehicle Lease Trust Class A3 Series 2021-2	0.330%	12/26/24	54	53
[2]	BMW Vehicle Lease Trust Class A3 Series 2023-1	5.160%	11/25/25	50	50
[2]	BMW Vehicle Lease Trust Class A4 Series 2021-1	0.370%	7/25/24	25	25
[2]	BMW Vehicle Lease Trust Class A4 Series 2021-2	0.430%	1/27/25	50	48
[2]	BMW Vehicle Lease Trust Class A4 Series 2023-1	5.070%	6/25/26	25	25
[2]	BMW Vehicle Owner Trust Class A3 Series 2020-A	0.480%	10/25/24	4	4
[2]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	25	24
[2]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	135	117
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/52	125	118
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/52	140	119
[2]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/53	60	50
[2]	Capital One Multi-Asset Execution Trust Class A Series 2022-A2	3.490%	5/15/27	400	390
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2021-A1	0.550%	7/15/26	200	189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2022-A1	2.800%	3/15/27	400	386
[2]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/30	450	385
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	300	276
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	400	376
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	100	95
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-1	3.170%	4/15/27	100	96
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/27	75	73
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2023-1	4.870%	2/15/28	25	25
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	15	15
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-1	3.320%	9/15/27	50	48
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	25	25
[2]	CarMax Auto Owner Trust Class A3 Series 2020-1	1.890%	12/16/24	20	19
[2]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	3/17/25	20	20
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.500%	8/15/25	257	250
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.630%	6/15/26	25	23
[2]	CarMax Auto Owner Trust Class A3 Series 2021-1	0.340%	12/15/25	37	36
[2]	CarMax Auto Owner Trust Class A3 Series 2021-2	0.520%	2/17/26	81	78
[2]	CarMax Auto Owner Trust Class A3 Series 2021-4	0.560%	9/15/26	100	95
[2]	CarMax Auto Owner Trust Class A3 Series 2022-1	1.470%	12/15/26	100	95
[2]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	100	98
[2]	CarMax Auto Owner Trust Class A3 Series 2023-1	4.750%	10/15/27	100	100
[2]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	25	24
[2]	CarMax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	15	15
[2]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	25	24
[2]	CarMax Auto Owner Trust Class A4 Series 2021-2	0.810%	12/15/26	25	23
[2]	CarMax Auto Owner Trust Class A4 Series 2022-1	1.700%	8/16/27	50	46
[2]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	25	25
[2]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	75	71
[2]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/57	40	35
[2]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	150	139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/49	100	93
[2]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	144	135
[2]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	75	72
[2]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/57	450	395
[2]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	125	116
[2]	CD Mortgage Trust Class AAB Series 2017-CD3	3.453%	2/10/50	19	18
[2,4]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	75	68
[2]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/50	31	27
[2]	CD Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/50	47	45
[2]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/51	10	10
[2]	CenterPoint Energy Transition Bond Co. IV LLC Class A3 Series 2012-1	3.028%	10/15/25	163	160
[2]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	1/10/48	125	120
[2,4]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/49	250	236
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	150	139
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/50	50	47
[2]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/58	100	92
[2]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/50	250	232
[2,4]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/50	50	46
[2]	Chase Issuance Trust Class A Series 2022-A1	3.970%	9/15/27	100	99
[2]	Citibank Credit Card Issuance Trust Class A3 Series 2007-A3	6.150%	6/15/39	100	113
[2]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/30	200	193
[2]	Citigroup Commercial Mortgage Trust Class A2 Series 2018-B2	3.788%	3/10/51	26	26
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/49	150	140
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/50	100	94
[2,4]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC15	4.371%	9/10/46	50	50
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/11/47	25	25
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	100	97
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	175	171
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC29	3.192%	4/10/48	175	167
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	100	96

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC33	3.778%	9/10/58	100	96
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/49	125	117
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/49	50	48
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/49	75	69
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	250	229
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	275	260
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/52	275	243
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	50	49
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	225	215
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/49	475	456
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/56	225	196
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/53	110	94
[2,4]	Citigroup Commercial Mortgage Trust Class A5 Series 2022-GC48	4.580%	5/15/54	75	72
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2014-GC19	3.552%	3/11/47	4	4
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	5/10/49	33	32
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2013-GC15	4.649%	9/10/46	75	74
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC19	4.345%	3/11/47	25	24
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2015-GC27	3.571%	2/10/48	100	94
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/50	50	46
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/53	45	37
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC21	4.328%	5/10/47	50	46
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/48	84	78
[2]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	50	48
[2]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	9	8
[2]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	35	35
[2]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	39	39
[2]	COMM Mortgage Trust Class A3 Series 2014-CR21	3.528%	12/10/47	150	146
[2]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/50	35	33
[2]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/51	125	121
[2,4]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	56	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	COMM Mortgage Trust Class A4 Series 2014-CR20	3.590%	11/10/47	50	49
[2]	COMM Mortgage Trust Class A4 Series 2014-LC15	4.006%	4/10/47	150	148
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS3	3.819%	6/10/47	100	97
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS5	3.838%	9/10/47	125	121
[2]	COMM Mortgage Trust Class A4 Series 2015-CR23	3.497%	5/10/48	100	96
[2]	COMM Mortgage Trust Class A4 Series 2015-CR24	3.432%	8/10/48	154	149
[2]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	125	119
[2]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	225	215
[2]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	125	121
[2]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	125	120
[2]	COMM Mortgage Trust Class A4 Series 2016-CR28	3.762%	2/10/49	150	145
[2,4]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	15	15
[2]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	36	36
[2]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	50	49
[2]	COMM Mortgage Trust Class A5 Series 2014-CR19	3.796%	8/10/47	175	171
[2]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	50	49
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS2	3.961%	3/10/47	54	53
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS4	3.694%	8/10/47	125	121
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS6	3.644%	12/10/47	225	219
[2]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	150	144
[2]	COMM Mortgage Trust Class A5 Series 2015-DC1	3.350%	2/10/48	75	72
[2]	COMM Mortgage Trust Class A5 Series 2015-PC1	3.902%	7/10/50	100	97
[2]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/57	115	100
[2,4]	COMM Mortgage Trust Class AM Series 2013-CR11	4.715%	8/10/50	30	30
[2]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/46	25	23
[2]	COMM Mortgage Trust Class AM Series 2014-CR16	4.278%	4/10/47	75	73
[2]	COMM Mortgage Trust Class AM Series 2014-CR19	4.080%	8/10/47	50	48
[2]	COMM Mortgage Trust Class AM Series 2014-UBS2	4.199%	3/10/47	15	15
[2]	COMM Mortgage Trust Class AM Series 2014-UBS4	3.968%	8/10/47	44	42
[2]	COMM Mortgage Trust Class AM Series 2014-UBS6	4.048%	12/10/47	50	48

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	COMM Mortgage Trust Class AM Series 2015-CR22	3.603%	3/10/48	100	95
[2]	COMM Mortgage Trust Class AM Series 2015-CR23	3.801%	5/10/48	50	48
[2]	COMM Mortgage Trust Class AM Series 2015-LC19	3.527%	2/10/48	50	48
[2]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/57	50	44
[2]	COMM Mortgage Trust Class ASB Series 2014-CCRE16	3.653%	4/10/47	7	7
[2]	COMM Mortgage Trust Class ASB Series 2014-CR15	3.595%	2/10/47	6	6
[2]	COMM Mortgage Trust Class ASB Series 2014-CR17	3.598%	5/10/47	5	4
[2]	COMM Mortgage Trust Class ASB Series 2014-CR18	3.452%	7/15/47	3	3
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS2	3.472%	3/10/47	4	4
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS6	3.387%	12/10/47	41	40
[2]	COMM Mortgage Trust Class ASB Series 2015-CR23	3.257%	5/10/48	30	29
[2]	COMM Mortgage Trust Class ASB Series 2015-CR27	3.404%	10/10/48	65	64
[2]	COMM Mortgage Trust Class ASB Series 2015-LC19	3.040%	2/10/48	8	8
[2]	COMM Mortgage Trust Class ASB Series 2016-DC2	3.550%	2/10/49	69	67
[2,4]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/46	25	21
[2,4]	COMM Mortgage Trust Class B Series 2014-CR15	4.622%	2/10/47	28	27
[2]	COMM Mortgage Trust Class B Series 2014-CR17	4.377%	5/10/47	25	24
[2]	COMM Mortgage Trust Class B Series 2014-UBS2	4.701%	3/10/47	10	10
[2,4]	COMM Mortgage Trust Class C Series 2014-CR15	4.672%	2/10/47	50	47
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/52	275	247
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/54	250	208
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C1	3.505%	4/15/50	100	96
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	150	145
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	8/15/48	100	97
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	200	193
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	150	140
[2,4]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/51	25	24
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/52	225	210
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	200	189
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/50	150	137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/50	50	47
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/51	275	257
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	4/15/50	75	71
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C2	3.849%	6/15/57	75	71
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/54	50	43
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C3	3.448%	8/15/48	35	34
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C4	3.617%	11/15/48	25	25
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	4.044%	4/15/50	50	46
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	4.108%	8/15/48	50	46
[2]	Daimler Trucks Retail Trust Class A3 Series 2022-1	5.230%	2/17/26	50	50
[2]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	100	95
[2]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/49	75	71
[2]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	8/10/49	100	92
[2]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	100	93
[2]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	50	40
[2,4]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/50	50	45
[2]	Discover Card Execution Note Trust Class A Series 2022-A2	3.320%	5/15/27	400	389
[2]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	225	228
[2]	Discover Card Execution Note Trust Class A1 Series 2021-A1	0.580%	9/15/26	175	164
[2]	Discover Card Execution Note Trust Class A1 Series 2022-A1	1.960%	2/15/27	200	190
[2]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	150	134
[2]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	400	391
[2]	Drive Auto Receivables Trust Class B Series 2021-2	0.580%	12/15/25	33	33
[2]	Drive Auto Receivables Trust Class C Series 2021-1	1.020%	6/15/27	19	19
[2]	Drive Auto Receivables Trust Class C Series 2021-2	0.870%	10/15/27	50	48
[2]	Drive Auto Receivables Trust Class D Series 2021-2	1.390%	3/15/29	50	47
[2]	Exeter Automobile Receivables Trust Class B Series 2021-3A	0.690%	1/15/26	29	29
[2]	Exeter Automobile Receivables Trust Class B Series 2022-2A	3.650%	10/15/26	25	25
[2]	Exeter Automobile Receivables Trust Class B Series 2023-1A	5.720%	4/15/27	25	25
[2]	Exeter Automobile Receivables Trust Class C Series 2020-3A	1.320%	7/15/25	21	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Exeter Automobile Receivables Trust Class C Series 2021-1A	0.740%	1/15/26	49	48
[2]	Exeter Automobile Receivables Trust Class C Series 2021-3A	0.960%	10/15/26	50	48
[2]	Exeter Automobile Receivables Trust Class C Series 2022-2A	3.850%	7/17/28	50	48
[2]	Exeter Automobile Receivables Trust Class C Series 2023-1A	5.820%	2/15/28	25	25
[2]	Exeter Automobile Receivables Trust Class D Series 2021-3A	1.550%	6/15/27	35	32
[2]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/28	50	47
[2]	Exeter Automobile Receivables Trust Class D Series 2022-2A	4.560%	7/17/28	25	24
[1,2,4]	Fannie Mae Multifamily REMIC Trust Class A2 Series 2022-M10	1.938%	1/25/32	225	189
[1,2,4]	Fannie Mae Multifamily REMIC Trust Class A2 Series 2022-M1G	1.532%	9/25/31	75	61
[1,2,4]	Fannie Mae Multifamily REMIC Trust Class A2 Series 2022-M8	1.937%	12/25/31	150	126
[1,2,4]	Fannie Mae-Aces Class 1A Series 2014-M7	3.294%	6/25/24	122	119
[1,2]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/31	30	27
[1,2,4]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.626%	3/25/33	200	160
[1,2]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/31	100	89
[1,2]	Fannie Mae-Aces Class A Series 2015-M2	2.620%	12/25/24	144	139
[1,2,4]	Fannie Mae-Aces Class A2 Series 2013-M14	3.329%	10/25/23	109	108
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M1	3.233%	7/25/23	44	43
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M13	3.021%	8/25/24	95	92
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M2	3.513%	12/25/23	98	97
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M3	3.501%	1/25/24	27	27
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M4	3.346%	3/25/24	72	71
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M8	3.056%	6/25/24	63	61
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M9	3.103%	7/25/24	104	101
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M1	2.532%	9/25/24	200	193
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/27	69	66
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M12	2.802%	5/25/25	145	140
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/25	139	134
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M3	2.723%	10/25/24	67	65
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M7	2.590%	12/25/24	127	123
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M8	2.900%	1/25/25	87	84
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/26	238	225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M12	2.450%	9/25/26	234	221
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M13	2.510%	9/25/26	58	55
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/26	81	77
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/26	85	81
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M42	1.270%	7/25/30	10	8
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/26	200	191
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	43	41
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/26	294	278
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M1	2.417%	10/25/26	152	143
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M12	3.062%	6/25/27	206	197
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M14	2.866%	11/25/27	74	70
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M2	2.815%	2/25/27	130	124
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M4	2.554%	12/25/26	142	134
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M5	3.099%	4/25/29	59	56
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/27	215	207
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/27	447	430
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M10	3.358%	7/25/28	125	120
[1,2]	Fannie Mae-Aces Class A2 Series 2018-M10	3.610%	2/25/31	294	283
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M12	3.631%	8/25/30	50	48
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M13	3.744%	9/25/30	158	154
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M14	3.581%	8/25/28	167	163
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M4	3.086%	3/25/28	132	125
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M7	3.034%	3/25/28	92	88
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M1	3.547%	9/25/28	179	176
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/29	400	372
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/29	242	219
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M2	3.627%	11/25/28	183	179
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/29	197	190
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/29	191	181
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/29	295	279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/29	950	863
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/30	250	214
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M22	2.522%	8/25/29	336	310
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/30	100	84
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/30	250	208
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/30	111	99
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M52	1.317%	10/25/30	275	224
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1	1.390%	11/25/30	60	49
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M11	1.458%	3/25/31	225	182
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M13	1.602%	4/25/31	50	42
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M19	1.739%	10/25/31	275	230
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1G	1.467%	11/25/30	50	41
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.246%	1/25/31	225	181
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1	1.669%	10/25/31	325	269
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M3	1.707%	11/25/31	100	83
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/30	150	132
[1,2,4]	Fannie Mae-Aces Class A3 Series 2018-M3	3.069%	2/25/30	66	62
[1,2,4]	Fannie Mae-Aces Class ATS2 Series 2018-M2	2.906%	1/25/28	404	386
[1,2]	Fannie Mae-Aces Class AV2 Series 2016-M7	2.157%	10/25/23	5	5
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2017-M10	2.540%	7/25/24	89	87
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2017-M15	3.154%	11/25/27	235	225
[2]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	112	110
[2]	Ford Credit Auto Lease Trust Class A3 Series 2023-A	4.940%	3/15/26	50	50
[2]	Ford Credit Auto Lease Trust Class A4 Series 2023-A	4.830%	5/15/26	25	25
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-A	1.040%	8/15/24	3	3
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-B	0.560%	10/15/24	24	24
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-C	0.410%	7/15/25	42	41
[2]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.300%	8/15/25	94	91
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-A	1.290%	6/15/26	50	48
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-B	3.740%	9/15/26	75	74

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-C	4.480%	12/15/26	100	99
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	50	50
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-B	0.790%	11/15/25	35	34
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-C	0.510%	8/15/26	25	23
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.300%	4/15/24	4	4
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.490%	9/15/26	50	46
[2]	Ford Credit Auto Owner Trust Class A4 Series 2022-C	4.590%	12/15/27	100	99
[2]	Ford Credit Auto Owner Trust Class A4 Series 2023-A	4.560%	12/15/28	25	25
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/30	100	97
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-2	3.060%	4/15/26	150	147
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	185	178
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	150	138
[2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	275	269
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K039	2.683%	12/25/23	5	5
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K040	2.768%	4/25/24	31	31
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K042	2.267%	6/25/24	10	10
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K043	2.532%	10/25/23	6	6
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K047	2.827%	12/25/24	17	17
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/28	85	83
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K087	3.591%	10/25/27	83	82
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/30	24	20
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	5/25/30	14	13
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/30	45	38
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K143	2.711%	4/25/55	99	93
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K1520	2.007%	7/25/35	50	42

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K036	3.527%	10/25/23	315	312
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K038	3.389%	3/25/24	199	196
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K039	3.303%	7/25/24	225	221
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K040	3.241%	9/25/24	275	268
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	3.171%	10/25/24	275	268
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	3.023%	1/25/25	159	154
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	3.205%	3/25/25	175	170
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	2.361%	10/25/36	150	120
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K042	2.670%	12/25/24	25	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K043	3.062%	12/25/24	150	146
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K047	3.329%	5/25/25	175	171
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K048	3.284%	6/25/25	325	316
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K049	3.010%	7/25/25	125	121
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K050	3.334%	8/25/25	200	195
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K052	3.151%	11/25/25	125	121
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K053	2.995%	12/25/25	75	72
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/26	150	142
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/26	100	95
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/27	300	289
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/27	433	416
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/27	150	144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/27	500	479
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/27	125	120
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	200	192
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/27	75	72
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/27	225	216
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/27	100	97
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/28	125	120
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/28	225	219
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/28	150	146
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/28	350	345
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/28	100	98
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/28	25	25
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/28	175	173
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/28	350	345
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/28	75	74
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/28	1,700	1,686
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/28	275	268
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/28	225	222
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/28	400	391
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/29	275	267
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/29	25	24

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/29	200	192
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	450	433
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/29	225	214
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/29	400	374
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/29	275	256
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/29	275	254
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/29	225	204
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/29	450	406
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/29	210	191
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/29	370	334
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/29	350	317
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/29	300	273
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/30	445	394
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/30	95	82
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/30	1,300	1,136
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/30	100	85
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/30	150	126
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/30	425	357
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/30	25	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/30	25	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/30	125	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/30	320	263
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/30	25	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/30	400	331
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/30	300	248
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/30	175	145
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/30	175	144
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/30	150	125
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/31	700	590
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/31	250	215
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/31	425	365
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/31	250	213
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/31	400	338
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/31	150	124
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/31	400	335
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/31	100	84
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/31	200	170
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/31	200	172
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/31	125	106
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/32	150	131
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	1/25/32	100	85
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K143	2.350%	3/25/32	100	86

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K148	3.500%	7/25/32	700	660
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1510	3.718%	1/25/31	75	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1511	3.470%	3/25/31	100	96
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1514	2.859%	10/25/34	225	199
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1515	1.940%	2/25/35	150	118
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1516	1.721%	5/25/35	225	165
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1517	1.716%	7/25/35	25	19
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1518	1.860%	10/25/35	100	78
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1519	2.013%	12/25/35	100	79
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/31	100	93
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1520	2.438%	2/25/36	200	161
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1521	2.184%	8/25/36	150	117
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/32	100	97
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/33	75	74
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/30	100	98
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/30	50	49
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K723	2.454%	8/25/23	114	113
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K724	3.062%	11/25/23	86	85
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K726	2.905%	4/25/24	137	134
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K727	2.946%	7/25/24	172	168
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K728	3.064%	8/25/24	243	237

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K729	3.136%	10/25/24	900	877
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K730	3.590%	1/25/25	264	259
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K731	3.600%	2/25/25	211	207
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/26	375	363
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/26	495	475
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/27	100	91
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/27	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/28	200	179
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/28	125	111
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/28	98	87
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/28	50	44
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/28	150	134
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/28	125	111
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KC02	3.370%	7/25/25	160	156
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KW01	2.853%	1/25/26	200	193
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1510	3.794%	1/25/34	395	384
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1511	3.542%	3/25/34	225	210
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1513	2.797%	8/25/34	335	288
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/32	50	47
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/33	200	193
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/33	75	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K749	2.120%	4/25/29	50	45
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2021-3	0.390%	10/21/24	114	112
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-1	1.900%	3/20/25	175	170
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-2	3.420%	6/20/25	75	74
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-3	4.010%	9/22/25	100	99
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	25	25
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2021-2	0.410%	5/20/25	25	24
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2023-1	5.160%	1/20/27	25	25
[2]	GM Financial Automobile Leasing Trust Class B Series 2023-1	5.510%	1/20/27	25	25
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-3	0.450%	4/16/25	61	60
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-4	0.380%	8/18/25	54	53
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	45	43
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	99	95
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-4	0.680%	9/16/26	75	71
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-1	1.260%	11/16/26	50	48
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-2	3.100%	2/16/27	50	48
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-3	3.640%	4/16/27	50	49
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-4	4.820%	8/16/27	125	125
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-1	4.660%	2/16/28	50	50
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-1	1.900%	3/17/25	30	30
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-3	0.580%	1/16/26	25	24
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	25	23
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	50	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	GM Financial Securitized Term Class A3 Series 2021-1	0.350%	10/16/25	36	35
[2]	GM Financial Securitized Term Class A4 Series 2021-1	0.540%	5/17/27	250	233
[2]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	150	140
[2]	GS Mortgage Securities Trust Class A4 Series 2014-GC18	4.074%	1/10/47	200	197
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	150	143
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	50	48
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	100	95
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/49	75	71
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	200	185
[2,4]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/49	75	70
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/50	150	143
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/50	261	241
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/52	100	92
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	150	138
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/10/52	275	249
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/52	125	109
[2,4]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.089%	7/10/46	20	20
[2]	GS Mortgage Securities Trust Class A5 Series 2013-GC14	4.243%	8/10/46	200	199
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/47	50	49
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	125	121
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	225	217
[2]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	150	144
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	125	108
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	75	62
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/53	125	101
[2]	GS Mortgage Securities Trust Class AAB Series 2014-GC26	3.365%	11/10/47	23	23
[2]	GS Mortgage Securities Trust Class AAB Series 2015-GC32	3.513%	7/10/48	58	56
[2]	GS Mortgage Securities Trust Class AB Series 2015-GC34	3.278%	10/10/48	64	63
[2]	GS Mortgage Securities Trust Class AS Series 2014-GC26	3.964%	11/10/47	50	48
[2,4]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/49	50	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/50	50	46
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/50	100	91
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/50	70	64
[2]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/10/52	50	44
[2,4]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/53	35	30
[2]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/53	25	19
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.505%	9/10/47	25	21
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/47	50	47
[2,4]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/50	10	8
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-B	0.560%	11/16/26	123	118
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	25	24
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-A	5.050%	12/15/27	50	50
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2022-A	3.260%	1/15/30	25	24
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-A	4.970%	6/17/30	50	50
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-1	0.270%	4/21/25	55	53
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-2	0.330%	8/15/25	98	95
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-3	0.410%	11/18/25	75	72
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	0.880%	1/21/26	100	95
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2022-1	1.880%	5/15/26	50	48
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.730%	7/20/26	50	49
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	50	50
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-1	1.630%	10/21/26	20	20
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	4/19/27	25	24
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2021-1	0.420%	1/21/28	50	47
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	25	25
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-A	1.410%	11/15/24	3	3
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-B	0.480%	12/16/24	10	10
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-C	0.380%	5/15/25	25	24
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-A	0.380%	9/15/25	38	37
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-C	0.740%	5/15/26	50	48

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	25	24
[2]	Hyundai Auto Receivables Trust Class A4 Series 2021-A	0.620%	5/17/27	25	23
[2]	John Deere Owner Trust Class A3 Series 2021-B	0.520%	3/16/26	100	96
[2]	John Deere Owner Trust Class A3 Series 2022-C	5.090%	6/15/27	175	176
[2]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	50	50
[2]	John Deere Owner Trust Class A4 Series 2022-C	5.200%	9/17/29	50	51
[2]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/29	25	25
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	100	99
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/49	100	95
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2014-C20	3.805%	7/15/47	75	73
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/49	75	72
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	250	230
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/49	75	70
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-LC11	3.499%	4/15/46	50	45
[2]	JPMBB Commercial Mortgage Securities Trust Class A2 Series 2014-C24	2.940%	11/15/47	1	1
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2014-C19	3.669%	4/15/47	8	8
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	93	89
[2,4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	65	65
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	95	93
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C22	3.801%	9/15/47	175	169
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	175	168
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	59	56
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C28	3.227%	10/15/48	125	119
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C29	3.611%	5/15/48	100	95
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	82	78
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	23	23
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	65	64

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	2/15/47	127	124
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C21	3.775%	8/15/47	25	24
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C23	3.934%	9/15/47	85	82
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	50	48
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/47	200	193
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C30	3.822%	7/15/48	100	95
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	125	118
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.067%	7/15/45	26	26
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C14	4.409%	8/15/46	30	30
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C15	4.420%	11/15/45	35	34
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	25	24
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C19	4.243%	4/15/47	50	49
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/47	50	48
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/47	50	48
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/47	75	72
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C25	4.065%	11/15/47	50	48
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C26	3.800%	1/15/48	50	47
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C28	3.532%	10/15/48	50	47
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	50	48
[2,4]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2013-C14	3.761%	8/15/46	2	2
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2013-C15	3.659%	11/15/45	1	1
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2014-C21	3.428%	8/15/47	7	6
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C27	3.017%	2/15/48	40	39
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C29	3.304%	5/15/48	22	21
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C30	3.559%	7/15/48	49	48
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C31	3.540%	8/15/48	25	25
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C32	3.358%	11/15/48	57	55
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	3/17/49	41	39
[2,4]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.736%	2/15/47	30	28
[2]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/48	50	47

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/52	200	184
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	400	377
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	100	93
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/52	100	94
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/50	100	92
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/52	25	22
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/49	75	71
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	225	217
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/52	175	154
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	75	71
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/53	50	41
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/49	50	46
[2,4]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	50	46
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/51	25	24
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-A	0.250%	1/16/24	14	14
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	46	45
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-A	0.320%	10/15/26	25	25
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-B	0.510%	3/15/27	25	24
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2021-1	0.460%	6/15/26	75	72
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/27	75	75
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2020-1	0.770%	10/15/26	10	10
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/52	125	116
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.168%	8/15/46	40	40
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C19	3.526%	12/15/47	75	72
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	200	192
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C21	3.338%	3/15/48	100	95
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C22	3.306%	4/15/48	75	72
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	125	120
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C24	3.732%	5/15/48	75	72
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/47	75	72

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/49	225	214
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	150	139
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	73	72
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	100	98
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	75	72
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C26	3.531%	10/15/48	75	71
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	9/15/49	200	184
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/49	250	231
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/50	150	141
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/50	100	92
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C16	3.477%	6/15/47	5	5
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C19	3.326%	12/15/47	15	15
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C20	3.069%	2/15/48	14	14
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C22	3.040%	4/15/48	34	34
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C23	3.398%	7/15/50	20	20
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C25	3.383%	10/15/48	53	52
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C26	3.323%	10/15/48	37	36
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C27	3.557%	12/15/47	25	24
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2016-C28	3.288%	1/15/49	43	42
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C14	4.870%	2/15/47	100	98
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.301%	6/15/47	50	48
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C18	4.432%	10/15/47	50	48
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/48	50	47
[2]	Morgan Stanley Capital I Trust Class A3 Series 2016-UBS9	3.329%	3/15/49	25	24
[2]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/52	50	47
[2]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/53	175	150
[2]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	75	72
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	100	93
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	200	186
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/49	200	185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Morgan Stanley Capital I Trust Class A4 Series 2017-HR2	3.587%	12/15/50	50	47
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/52	250	226
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/52	150	141
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	200	177
[2]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/53	65	52
[2,4]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	75	61
[2]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/50	150	139
[2]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/54	150	122
[2,4]	Morgan Stanley Capital I Trust Class A5 Series 2022-L8	3.795%	4/15/55	150	134
[2]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/49	83	76
[2]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/52	25	23
[2]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/53	25	21
[2]	Nissan Auto Lease Trust Class A3 Series 2021-A	0.520%	8/15/24	91	90
[2]	Nissan Auto Lease Trust Class A3 Series 2023-A	4.910%	1/15/26	50	50
[2]	Nissan Auto Lease Trust Class A4 Series 2023-A	4.800%	7/15/27	25	25
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-B	0.550%	7/15/24	5	5
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2021-A	0.330%	10/15/25	93	89
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-A	1.860%	8/17/26	50	48
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-B	4.460%	5/17/27	75	74
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-C	1.950%	5/15/26	35	34
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2021-A	0.570%	9/15/27	50	46
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2022-A	2.070%	12/17/29	25	23
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-1	4.880%	4/15/27	150	150
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-4	0.880%	6/15/26	100	98
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-1	2.360%	8/17/26	75	73
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	50	48
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-1	4.980%	2/15/28	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	5	5
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	27	27
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-3	0.950%	9/15/27	50	49

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-4	1.260%	2/16/27	50	48
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-1	2.560%	4/17/28	25	24
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	50	48
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	25	25
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-2	1.350%	7/15/27	60	57
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-3	1.330%	9/15/27	50	47
[2]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	200	194
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	0.260%	5/15/25	27	26
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-B	1.360%	8/15/24	2	2
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-C	0.440%	10/15/24	10	10
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-D	0.350%	1/15/25	25	25
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-B	0.260%	11/17/25	278	269
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.430%	1/15/26	125	120
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-D	0.710%	4/15/26	100	95
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-B	2.930%	9/15/26	75	73
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/27	50	49
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-A	4.630%	9/15/27	50	50
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	1.680%	5/15/25	50	49
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	0.390%	6/15/26	25	23
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-D	0.470%	1/15/26	25	24
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-B	0.530%	10/15/26	50	46
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	25	25
[2]	UBS Commercial Mortgage Trust Class A2 Series 2018-C13	4.208%	10/15/51	13	13
[2]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/50	91	86
[2]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/51	120	112
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/50	100	94
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/50	150	142
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/50	175	162
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/50	150	141
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/51	175	168
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/51	75	71
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/51	225	217
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/51	125	121
[2,4]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/51	275	261
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/52	100	94
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/52	125	112
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/52	75	68
[2]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/50	100	93
[2,4]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/51	125	118
[2]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/51	100	97
[2]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/50	50	46
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/50	50	46
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/50	75	69
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/50	62	57
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/50	100	92
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/51	75	71
[2]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/52	25	23
[2]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	7	7
[2]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	25	25
[2]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	550	522
[2]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	350	329
[2]	Verizon Master Trust Class A Series 2022-2	1.530%	7/20/28	150	142
[2]	Verizon Master Trust Class A Series 2022-4	3.400%	11/20/28	200	195
[2]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	100	97
[2]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/29	175	175
[2]	Verizon Owner Trust Class A Series 2020-C	0.410%	4/21/25	108	106
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2021-1	1.020%	6/22/26	125	120
[2]	Wells Fargo Commercial Mortgage Trust Class A2 Series 2015-NXS1	2.632%	5/15/48	1	1
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	150	136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/59	41	38
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	100	95
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C26	3.166%	2/15/48	75	72
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	154	148
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C28	3.540%	5/15/48	175	169
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	175	168
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	50	48
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	75	72
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/48	50	48
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-SG1	3.789%	9/15/48	204	195
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C33	3.426%	3/15/59	325	306
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/49	75	70
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/49	162	149
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	150	139
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	250	231
[2,4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/51	275	259
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	200	190
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	75	71
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	150	144
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/52	200	178
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/52	200	175
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	100	88
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/53	50	40
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	75	73
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	125	120
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-LC20	3.184%	4/15/50	276	264
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-NXS1	3.148%	5/15/48	50	48
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/49	100	94
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	192	178
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/50	175	161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	175	166
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/52	270	236
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/53	165	140
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/53	50	42
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/54	100	82
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC18	3.808%	12/15/47	75	71
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C26	3.580%	2/15/48	50	48
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C28	3.872%	5/15/48	31	30
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	75	72
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/50	54	49
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/50	100	92
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/50	25	23
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/51	50	47
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/52	100	85
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C26	2.991%	2/15/48	45	44
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C29	3.400%	6/15/48	51	49
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC20	2.978%	4/15/50	11	11
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC22	3.571%	9/15/58	24	23
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-NXS1	2.934%	5/15/48	12	12
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-P2	3.656%	12/15/48	56	54
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-C32	3.324%	1/15/59	32	31
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/49	64	61
[2]	Wells Fargo Commercial Mortgage Trust Class B Series 2015-LC20	3.719%	4/15/50	50	47
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2014-C24	3.428%	11/15/47	25	24
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C13	3.001%	5/15/45	16	16
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	25	25
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	52	50
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	30	30
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	50	49
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	75	72
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C22	3.752%	9/15/57	150	145
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	50	49
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	65	63
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C25	3.631%	11/15/47	50	49
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-LC14	4.045%	3/15/47	140	138
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	15	15
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/46	75	69
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C15	4.358%	8/15/46	20	19
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C16	4.668%	9/15/46	50	50
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C17	4.255%	12/15/46	25	25
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C20	4.176%	5/15/47	25	24
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-LC14	4.351%	3/15/47	60	59
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C16	3.963%	9/15/46	2	2
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C17	3.558%	12/15/46	2	2
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C19	3.618%	3/15/47	4	4
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C20	3.638%	5/15/47	5	5
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C23	3.636%	10/15/57	22	22
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-LC14	3.522%	3/15/47	8	8
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2013-C17	4.788%	12/15/46	25	24
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C19	4.723%	3/15/47	25	24
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/57	25	23
[2]	World Omni Auto Receivables Trust Class A3 Series 2019-C	1.960%	12/16/24	12	12
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-B	0.630%	5/15/25	16	16
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-C	0.480%	11/17/25	25	24
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-A	0.300%	1/15/26	32	31
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-B	0.420%	6/15/26	66	63
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	100	96
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-D	0.810%	10/15/26	100	95
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-A	1.660%	5/17/27	50	48

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-B	3.250%	7/15/27	75	73
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/27	50	49
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-A	4.830%	5/15/28	75	75
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-B	0.820%	1/15/26	10	10
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-C	0.610%	10/15/26	25	24
[2]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	25	25
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2021-A	0.420%	8/15/24	45	44
[2]	World Omni Automobile Lease Securitization Trust Class A4 Series 2020-B	0.520%	2/17/26	25	25
[2]	World Omni Select Auto Trust Class A3 Series 2020-A	0.550%	7/15/25	3	3
[2]	World Omni Select Auto Trust Class A3 Series 2023-A	5.650%	7/17/28	75	76
[2]	World Omni Select Auto Trust Class C Series 2023-A	6.000%	1/16/29	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $115,363)					105,082
Corporate Bonds (26.8%)
Communications (2.2%)
	Activision Blizzard Inc.	3.400%	9/15/26	160	155
	Activision Blizzard Inc.	1.350%	9/15/30	150	122
	Activision Blizzard Inc.	4.500%	6/15/47	200	188
	Activision Blizzard Inc.	2.500%	9/15/50	300	201
	Alphabet Inc.	0.450%	8/15/25	500	459
	Alphabet Inc.	0.800%	8/15/27	500	439
	Alphabet Inc.	1.100%	8/15/30	500	409
	Alphabet Inc.	1.900%	8/15/40	200	140
	Alphabet Inc.	2.250%	8/15/60	500	306
	America Movil SAB de CV	3.625%	4/22/29	200	187
	America Movil SAB de CV	2.875%	5/7/30	200	177
	America Movil SAB de CV	4.700%	7/21/32	250	247
	America Movil SAB de CV	6.375%	3/1/35	300	331
	America Movil SAB de CV	6.125%	11/15/37	150	164
	America Movil SAB de CV	6.125%	3/30/40	200	216
	America Movil SAB de CV	4.375%	7/16/42	250	225
	America Movil SAB de CV	4.375%	4/22/49	200	178
	AT&T Inc.	3.875%	1/15/26	400	393
	AT&T Inc.	5.539%	2/20/26	250	251
	AT&T Inc.	1.700%	3/25/26	500	459
	AT&T Inc.	3.800%	2/15/27	700	677
	AT&T Inc.	2.300%	6/1/27	450	412
	AT&T Inc.	1.650%	2/1/28	500	439
	AT&T Inc.	4.100%	2/15/28	402	393
	AT&T Inc.	4.350%	3/1/29	650	636
	AT&T Inc.	4.300%	2/15/30	460	447
	AT&T Inc.	2.750%	6/1/31	450	387
	AT&T Inc.	2.250%	2/1/32	600	490
	AT&T Inc.	2.550%	12/1/33	472	380
	AT&T Inc.	4.500%	5/15/35	200	188
	AT&T Inc.	4.900%	8/15/37	300	286

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AT&T Inc.	4.850%	3/1/39	480	450
AT&T Inc.	3.500%	6/1/41	500	395
AT&T Inc.	4.300%	12/15/42	271	236
AT&T Inc.	4.750%	5/15/46	350	315
AT&T Inc.	5.150%	11/15/46	736	710
AT&T Inc.	4.500%	3/9/48	400	345
AT&T Inc.	3.650%	6/1/51	600	454
AT&T Inc.	3.500%	9/15/53	1,458	1,059
AT&T Inc.	3.550%	9/15/55	1,550	1,113
AT&T Inc.	3.800%	12/1/57	787	585
AT&T Inc.	3.650%	9/15/59	629	449
AT&T Inc.	3.850%	6/1/60	300	225
Baidu Inc.	4.375%	5/14/24	200	198
Baidu Inc.	3.075%	4/7/25	200	192
Baidu Inc.	3.625%	7/6/27	200	190
Baidu Inc.	3.425%	4/7/30	200	181
Baidu Inc.	2.375%	8/23/31	200	165
Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	100	70
Booking Holdings Inc.	3.650%	3/15/25	100	98
Booking Holdings Inc.	3.600%	6/1/26	225	219
Booking Holdings Inc.	3.550%	3/15/28	100	96
Booking Holdings Inc.	4.625%	4/13/30	300	300
British Telecommunications plc	9.625%	12/15/30	516	646
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	850	841
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	230	213
Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	250	208
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	217
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	330	266
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/33	200	177
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	175	174
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	350	304
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/41	200	137
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	250	169
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	450	424
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	450	370

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	400	343
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	275	217
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	650	494
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	400	255
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	500	329
Charter Communications Operating LLC / Charter Communications Operating Capital	5.250%	4/1/53	300	243
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	75	73
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	300	186
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	200	136
Charter Communications Operating LLC / Charter Communications Operating Capital	3.950%	6/30/62	250	157
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/63	200	162
Comcast Corp.	3.375%	2/15/25	264	259
Comcast Corp.	3.375%	8/15/25	500	489
Comcast Corp.	3.950%	10/15/25	625	618
Comcast Corp.	3.150%	3/1/26	400	388
Comcast Corp.	2.350%	1/15/27	495	461
Comcast Corp.	3.300%	2/1/27	400	386
Comcast Corp.	3.300%	4/1/27	150	144
Comcast Corp.	3.150%	2/15/28	325	309
Comcast Corp.	4.150%	10/15/28	950	940
Comcast Corp.	4.250%	10/15/30	350	343
Comcast Corp.	1.950%	1/15/31	500	416
Comcast Corp.	1.500%	2/15/31	500	401
Comcast Corp.	4.250%	1/15/33	275	268
Comcast Corp.	4.200%	8/15/34	175	167
Comcast Corp.	5.650%	6/15/35	1,065	1,143
Comcast Corp.	4.400%	8/15/35	150	145
Comcast Corp.	3.200%	7/15/36	225	190
Comcast Corp.	6.450%	3/15/37	175	201
Comcast Corp.	4.600%	10/15/38	550	531
Comcast Corp.	3.250%	11/1/39	250	202
Comcast Corp.	3.750%	4/1/40	300	258
Comcast Corp.	4.650%	7/15/42	370	352
Comcast Corp.	3.400%	7/15/46	200	155
Comcast Corp.	3.969%	11/1/47	1,086	916
Comcast Corp.	4.000%	3/1/48	200	169
Comcast Corp.	4.700%	10/15/48	38	36
Comcast Corp.	3.999%	11/1/49	268	225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.450%	2/1/50	400	308
	Comcast Corp.	2.800%	1/15/51	300	203
	Comcast Corp.	2.887%	11/1/51	882	602
	Comcast Corp.	2.937%	11/1/56	853	568
	Comcast Corp.	4.950%	10/15/58	238	230
	Comcast Corp.	2.987%	11/1/63	847	550
	Deutsche Telekom International Finance BV	8.750%	6/15/30	775	947
	Discovery Communications LLC	3.900%	11/15/24	150	146
	Discovery Communications LLC	3.950%	6/15/25	303	292
	Discovery Communications LLC	3.950%	3/20/28	400	375
	Discovery Communications LLC	5.000%	9/20/37	325	287
	Discovery Communications LLC	6.350%	6/1/40	150	149
	Discovery Communications LLC	5.200%	9/20/47	225	185
	Discovery Communications LLC	5.300%	5/15/49	75	63
	Discovery Communications LLC	4.650%	5/15/50	200	152
	Discovery Communications LLC	4.000%	9/15/55	269	179
	Electronic Arts Inc.	4.800%	3/1/26	100	101
	Expedia Group Inc.	5.000%	2/15/26	150	149
	Expedia Group Inc.	4.625%	8/1/27	150	148
	Expedia Group Inc.	3.250%	2/15/30	250	217
	Expedia Group Inc.	2.950%	3/15/31	81	68
	Fox Corp.	3.050%	4/7/25	100	96
	Fox Corp.	4.709%	1/25/29	375	372
	Fox Corp.	3.500%	4/8/30	150	137
	Fox Corp.	5.476%	1/25/39	250	240
	Fox Corp.	5.576%	1/25/49	325	311
	Grupo Televisa SAB	4.625%	1/30/26	100	98
	Grupo Televisa SAB	6.625%	1/15/40	125	133
	Grupo Televisa SAB	5.000%	5/13/45	225	201
	Grupo Televisa SAB	5.250%	5/24/49	200	188
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	210	207
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	98
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	98
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	169
	Koninklijke KPN NV	8.375%	10/1/30	125	149
[5]	Magallanes Inc.	3.638%	3/15/25	300	290
[5]	Magallanes Inc.	3.755%	3/15/27	800	754
[5]	Magallanes Inc.	4.279%	3/15/32	1,000	892
[5]	Magallanes Inc.	5.050%	3/15/42	900	753
[5]	Magallanes Inc.	5.141%	3/15/52	1,400	1,136
[5]	Magallanes Inc.	5.391%	3/15/62	600	485
	Meta Platforms Inc.	3.500%	8/15/27	200	193
	Meta Platforms Inc.	3.850%	8/15/32	200	187
	Meta Platforms Inc.	4.450%	8/15/52	200	176
	Meta Platforms Inc.	4.650%	8/15/62	200	177
	NBCUniversal Media LLC	4.450%	1/15/43	225	206
	Netflix Inc.	4.875%	4/15/28	95	95
	Netflix Inc.	5.875%	11/15/28	75	79
[5]	Netflix Inc.	5.375%	11/15/29	147	149
	Omnicom Group Inc.	2.450%	4/30/30	150	128
	Omnicom Group Inc.	4.200%	6/1/30	100	96
	Omnicom Group Inc.	2.600%	8/1/31	200	170
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	150	147
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	250	243
	Orange SA	9.000%	3/1/31	550	691

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange SA	5.375%	1/13/42	325	332
	Orange SA	5.500%	2/6/44	200	211
	Paramount Global Inc.	4.750%	5/15/25	134	133
	Paramount Global Inc.	4.000%	1/15/26	400	387
	Paramount Global Inc.	2.900%	1/15/27	279	253
	Paramount Global Inc.	3.375%	2/15/28	100	91
	Paramount Global Inc.	3.700%	6/1/28	100	91
	Paramount Global Inc.	4.950%	1/15/31	250	231
	Paramount Global Inc.	4.200%	5/19/32	200	172
	Paramount Global Inc.	5.500%	5/15/33	75	71
	Paramount Global Inc.	6.875%	4/30/36	240	245
	Paramount Global Inc.	4.850%	7/1/42	225	172
	Paramount Global Inc.	4.375%	3/15/43	406	288
	Paramount Global Inc.	5.850%	9/1/43	225	195
	Paramount Global Inc.	4.900%	8/15/44	100	75
	Paramount Global Inc.	4.950%	5/19/50	250	187
	Rogers Communications Inc.	3.625%	12/15/25	125	121
	Rogers Communications Inc.	2.900%	11/15/26	100	94
[5]	Rogers Communications Inc.	3.200%	3/15/27	200	188
[5]	Rogers Communications Inc.	3.800%	3/15/32	400	359
[5]	Rogers Communications Inc.	4.500%	3/15/42	200	171
	Rogers Communications Inc.	4.500%	3/15/43	265	224
	Rogers Communications Inc.	5.000%	3/15/44	190	171
	Rogers Communications Inc.	4.350%	5/1/49	250	203
	Rogers Communications Inc.	3.700%	11/15/49	150	110
[5]	Rogers Communications Inc.	4.550%	3/15/52	400	330
	Take-Two Interactive Software Inc.	3.550%	4/14/25	200	195
	Take-Two Interactive Software Inc.	3.700%	4/14/27	200	193
	Telefonica Emisiones SA	4.103%	3/8/27	250	242
	Telefonica Emisiones SA	7.045%	6/20/36	475	523
	Telefonica Emisiones SA	4.665%	3/6/38	200	175
	Telefonica Emisiones SA	5.213%	3/8/47	550	481
	Telefonica Emisiones SA	4.895%	3/6/48	250	207
	Telefonica Europe BV	8.250%	9/15/30	250	292
	TELUS Corp.	2.800%	2/16/27	100	94
	TELUS Corp.	3.400%	5/13/32	100	88
	TELUS Corp.	4.300%	6/15/49	200	168
	Tencent Music Entertainment Group	2.000%	9/3/30	200	159
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	200	227
	Time Warner Cable LLC	6.550%	5/1/37	200	197
	Time Warner Cable LLC	7.300%	7/1/38	50	52
	Time Warner Cable LLC	6.750%	6/15/39	400	394
	Time Warner Cable LLC	5.875%	11/15/40	425	384
	Time Warner Cable LLC	5.500%	9/1/41	250	216
	Time Warner Cable LLC	4.500%	9/15/42	250	192
	T-Mobile USA Inc.	3.500%	4/15/25	600	583
	T-Mobile USA Inc.	1.500%	2/15/26	200	183
	T-Mobile USA Inc.	2.250%	2/15/26	17	16
	T-Mobile USA Inc.	2.625%	4/15/26	104	97
	T-Mobile USA Inc.	3.750%	4/15/27	800	769
	T-Mobile USA Inc.	5.375%	4/15/27	70	70
	T-Mobile USA Inc.	4.750%	2/1/28	200	198
	T-Mobile USA Inc.	2.050%	2/15/28	250	222
	T-Mobile USA Inc.	4.950%	3/15/28	70	71
	T-Mobile USA Inc.	2.625%	2/15/29	140	123
	T-Mobile USA Inc.	2.400%	3/15/29	100	87
	T-Mobile USA Inc.	3.375%	4/15/29	110	100
	T-Mobile USA Inc.	3.875%	4/15/30	1,520	1,426

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
T-Mobile USA Inc.	2.550%	2/15/31	900	762
T-Mobile USA Inc.	2.875%	2/15/31	186	160
T-Mobile USA Inc.	3.500%	4/15/31	395	355
T-Mobile USA Inc.	2.250%	11/15/31	500	409
T-Mobile USA Inc.	2.700%	3/15/32	200	168
T-Mobile USA Inc.	5.050%	7/15/33	200	201
T-Mobile USA Inc.	4.375%	4/15/40	400	358
T-Mobile USA Inc.	3.000%	2/15/41	155	115
T-Mobile USA Inc.	4.500%	4/15/50	600	521
T-Mobile USA Inc.	3.300%	2/15/51	1,000	711
T-Mobile USA Inc.	3.400%	10/15/52	575	414
T-Mobile USA Inc.	5.650%	1/15/53	158	162
T-Mobile USA Inc.	3.600%	11/15/60	200	143
TWDC Enterprises 18 Corp.	3.000%	2/13/26	300	290
TWDC Enterprises 18 Corp.	1.850%	7/30/26	170	157
TWDC Enterprises 18 Corp.	4.375%	8/16/41	75	70
TWDC Enterprises 18 Corp.	4.125%	12/1/41	205	185
TWDC Enterprises 18 Corp.	3.700%	12/1/42	125	106
TWDC Enterprises 18 Corp.	4.125%	6/1/44	200	181
TWDC Enterprises 18 Corp.	3.000%	7/30/46	300	220
Verisign Inc.	2.700%	6/15/31	200	170
Verizon Communications Inc.	3.376%	2/15/25	250	245
Verizon Communications Inc.	0.850%	11/20/25	500	455
Verizon Communications Inc.	1.450%	3/20/26	500	460
Verizon Communications Inc.	2.625%	8/15/26	475	449
Verizon Communications Inc.	4.125%	3/16/27	700	694
Verizon Communications Inc.	3.000%	3/22/27	150	143
Verizon Communications Inc.	2.100%	3/22/28	600	535
Verizon Communications Inc.	4.329%	9/21/28	829	818
Verizon Communications Inc.	4.016%	12/3/29	727	696
Verizon Communications Inc.	3.150%	3/22/30	310	282
Verizon Communications Inc.	1.680%	10/30/30	527	425
Verizon Communications Inc.	1.750%	1/20/31	500	403
Verizon Communications Inc.	2.550%	3/21/31	800	682
Verizon Communications Inc.	2.355%	3/15/32	933	765
Verizon Communications Inc.	4.500%	8/10/33	575	556
Verizon Communications Inc.	4.400%	11/1/34	325	309
Verizon Communications Inc.	4.272%	1/15/36	256	238
Verizon Communications Inc.	5.250%	3/16/37	300	308
Verizon Communications Inc.	4.812%	3/15/39	350	335
Verizon Communications Inc.	2.650%	11/20/40	700	500
Verizon Communications Inc.	3.400%	3/22/41	600	478
Verizon Communications Inc.	2.850%	9/3/41	200	146
Verizon Communications Inc.	4.750%	11/1/41	200	192
Verizon Communications Inc.	4.125%	8/15/46	250	214
Verizon Communications Inc.	4.862%	8/21/46	639	608
Verizon Communications Inc.	4.522%	9/15/48	747	674
Verizon Communications Inc.	4.000%	3/22/50	250	208
Verizon Communications Inc.	2.875%	11/20/50	500	334
Verizon Communications Inc.	3.550%	3/22/51	900	688
Verizon Communications Inc.	2.987%	10/30/56	900	585
Verizon Communications Inc.	3.000%	11/20/60	500	321
Verizon Communications Inc.	3.700%	3/22/61	700	523
Vodafone Group plc	7.875%	2/15/30	150	175
Vodafone Group plc	6.250%	11/30/32	100	109
Vodafone Group plc	6.150%	2/27/37	200	214
Vodafone Group plc	4.375%	2/19/43	275	233
Vodafone Group plc	4.875%	6/19/49	350	316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vodafone Group plc	4.250%	9/17/50	300	245
	Vodafone Group plc	5.625%	2/10/53	110	109
	Vodafone Group plc	5.125%	6/19/59	100	91
	Walt Disney Co.	3.350%	3/24/25	345	339
	Walt Disney Co.	3.700%	10/15/25	125	123
	Walt Disney Co.	1.750%	1/13/26	300	281
	Walt Disney Co.	2.200%	1/13/28	200	184
	Walt Disney Co.	2.000%	9/1/29	400	347
	Walt Disney Co.	3.800%	3/22/30	240	231
	Walt Disney Co.	2.650%	1/13/31	700	618
	Walt Disney Co.	6.200%	12/15/34	400	454
	Walt Disney Co.	6.400%	12/15/35	149	172
	Walt Disney Co.	6.650%	11/15/37	200	237
	Walt Disney Co.	4.625%	3/23/40	75	73
	Walt Disney Co.	3.500%	5/13/40	400	339
	Walt Disney Co.	5.400%	10/1/43	100	105
	Walt Disney Co.	4.750%	9/15/44	175	170
	Walt Disney Co.	2.750%	9/1/49	275	191
	Walt Disney Co.	4.700%	3/23/50	395	386
	Walt Disney Co.	3.600%	1/13/51	400	324
	Walt Disney Co.	3.800%	5/13/60	300	246
[5]	Warnermedia Holdings Inc.	4.054%	3/15/29	300	279
	Weibo Corp.	3.500%	7/5/24	200	195
	Weibo Corp.	3.375%	7/8/30	200	163
	WPP Finance 2010	3.750%	9/19/24	200	195
					91,143
Consumer Discretionary (1.6%)
	Advance Auto Parts Inc.	3.900%	4/15/30	250	227
	Alibaba Group Holding Ltd.	3.600%	11/28/24	400	391
	Alibaba Group Holding Ltd.	3.400%	12/6/27	400	377
	Alibaba Group Holding Ltd.	2.125%	2/9/31	300	248
	Alibaba Group Holding Ltd.	4.500%	11/28/34	280	264
	Alibaba Group Holding Ltd.	4.000%	12/6/37	200	170
	Alibaba Group Holding Ltd.	4.200%	12/6/47	225	179
	Alibaba Group Holding Ltd.	3.150%	2/9/51	200	131
	Alibaba Group Holding Ltd.	4.400%	12/6/57	100	79
	Alibaba Group Holding Ltd.	3.250%	2/9/61	300	188
	Amazon.com Inc.	0.450%	5/12/24	500	479
	Amazon.com Inc.	2.800%	8/22/24	250	245
	Amazon.com Inc.	3.800%	12/5/24	120	119
	Amazon.com Inc.	3.000%	4/13/25	200	195
	Amazon.com Inc.	0.800%	6/3/25	285	265
	Amazon.com Inc.	5.200%	12/3/25	225	229
	Amazon.com Inc.	1.000%	5/12/26	600	544
	Amazon.com Inc.	3.300%	4/13/27	600	581
	Amazon.com Inc.	1.200%	6/3/27	285	253
	Amazon.com Inc.	3.150%	8/22/27	725	696
	Amazon.com Inc.	4.550%	12/1/27	500	507
	Amazon.com Inc.	1.650%	5/12/28	500	443
	Amazon.com Inc.	3.450%	4/13/29	400	385
	Amazon.com Inc.	1.500%	6/3/30	405	337
	Amazon.com Inc.	2.100%	5/12/31	500	427
	Amazon.com Inc.	3.600%	4/13/32	500	474
	Amazon.com Inc.	4.700%	12/1/32	500	513
	Amazon.com Inc.	4.800%	12/5/34	225	234
	Amazon.com Inc.	3.875%	8/22/37	600	559
	Amazon.com Inc.	2.875%	5/12/41	500	393
	Amazon.com Inc.	4.050%	8/22/47	600	545

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	2.500%	6/3/50	800	542
	Amazon.com Inc.	3.100%	5/12/51	700	531
	Amazon.com Inc.	3.950%	4/13/52	400	355
	Amazon.com Inc.	2.700%	6/3/60	400	263
	Amazon.com Inc.	3.250%	5/12/61	200	147
	Amazon.com Inc.	4.100%	4/13/62	400	352
	American Honda Finance Corp.	0.550%	7/12/24	500	474
	American Honda Finance Corp.	2.150%	9/10/24	125	121
	American Honda Finance Corp.	1.200%	7/8/25	200	185
	American Honda Finance Corp.	2.350%	1/8/27	100	93
	American Honda Finance Corp.	2.000%	3/24/28	100	89
	American Honda Finance Corp.	2.250%	1/12/29	100	88
	American Honda Finance Corp.	1.800%	1/13/31	300	247
[2]	American University	3.672%	4/1/49	110	89
	Aptiv plc	4.350%	3/15/29	50	48
	Aptiv plc	4.400%	10/1/46	50	40
	Aptiv plc	5.400%	3/15/49	50	44
	Aptiv plc	3.100%	12/1/51	250	159
	Aptiv plc / Aptiv Corp.	3.250%	3/1/32	200	174
	Aptiv plc / Aptiv Corp.	4.150%	5/1/52	200	156
	AutoNation Inc.	3.500%	11/15/24	205	198
	AutoNation Inc.	4.500%	10/1/25	150	146
	AutoNation Inc.	3.800%	11/15/27	75	69
	AutoNation Inc.	3.850%	3/1/32	250	213
	AutoZone Inc.	3.125%	4/18/24	130	127
	AutoZone Inc.	3.250%	4/15/25	132	128
	AutoZone Inc.	3.750%	6/1/27	100	97
	AutoZone Inc.	3.750%	4/18/29	100	94
	AutoZone Inc.	4.000%	4/15/30	250	238
	AutoZone Inc.	1.650%	1/15/31	200	159
	AutoZone Inc.	4.750%	8/1/32	200	197
	Best Buy Co. Inc.	4.450%	10/1/28	200	198
	BorgWarner Inc.	3.375%	3/15/25	75	73
	BorgWarner Inc.	2.650%	7/1/27	200	184
	BorgWarner Inc.	4.375%	3/15/45	100	82
	Brunswick Corp.	0.850%	8/18/24	200	187
	California Endowment	2.498%	4/1/51	50	33
	California Institute of Technology	4.321%	8/1/45	70	65
	California Institute of Technology	4.700%	11/1/11	50	46
	California Institute of Technology	3.650%	9/1/19	100	70
	Claremont Mckenna College	3.775%	1/1/22	150	104
	Daimler Finance North America LLC	8.500%	1/18/31	250	317
	Darden Restaurants Inc.	3.850%	5/1/27	200	194
	Darden Restaurants Inc.	4.550%	2/15/48	50	43
	Dick's Sporting Goods Inc.	3.150%	1/15/32	200	164
	Dick's Sporting Goods Inc.	4.100%	1/15/52	100	71
	DR Horton Inc.	2.500%	10/15/24	100	96
[2]	Duke University	2.682%	10/1/44	100	76
[2]	Duke University	2.832%	10/1/55	125	88
	eBay Inc.	3.450%	8/1/24	125	122
	eBay Inc.	1.900%	3/11/25	180	170
	eBay Inc.	1.400%	5/10/26	200	181
	eBay Inc.	3.600%	6/5/27	300	287
	eBay Inc.	2.700%	3/11/30	200	175
	eBay Inc.	2.600%	5/10/31	200	170
	eBay Inc.	4.000%	7/15/42	200	165
	eBay Inc.	3.650%	5/10/51	200	150
	Emory University	2.143%	9/1/30	150	128

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Emory University	2.969%	9/1/50	50	37
Ford Foundation	2.415%	6/1/50	60	40
Ford Foundation	2.815%	6/1/70	150	93
Fortune Brands Innovations Inc.	4.000%	6/15/25	233	229
Fortune Brands Innovations Inc.	3.250%	9/15/29	50	44
General Motors Co.	6.125%	10/1/25	600	610
General Motors Co.	6.800%	10/1/27	100	106
General Motors Co.	5.600%	10/15/32	200	195
General Motors Co.	5.000%	4/1/35	165	151
General Motors Co.	6.600%	4/1/36	250	258
General Motors Co.	5.150%	4/1/38	225	203
General Motors Co.	6.250%	10/2/43	210	202
General Motors Co.	5.200%	4/1/45	230	193
General Motors Co.	5.400%	4/1/48	200	173
General Motors Co.	5.950%	4/1/49	175	164
General Motors Financial Co. Inc.	3.950%	4/13/24	400	393
General Motors Financial Co. Inc.	1.200%	10/15/24	200	188
General Motors Financial Co. Inc.	3.500%	11/7/24	200	195
General Motors Financial Co. Inc.	2.900%	2/26/25	958	916
General Motors Financial Co. Inc.	3.800%	4/7/25	250	243
General Motors Financial Co. Inc.	4.350%	4/9/25	325	318
General Motors Financial Co. Inc.	2.750%	6/20/25	150	142
General Motors Financial Co. Inc.	5.250%	3/1/26	150	150
General Motors Financial Co. Inc.	1.500%	6/10/26	200	178
General Motors Financial Co. Inc.	4.350%	1/17/27	325	315
General Motors Financial Co. Inc.	5.000%	4/9/27	250	247
General Motors Financial Co. Inc.	2.700%	8/20/27	500	448
General Motors Financial Co. Inc.	2.400%	4/10/28	200	175
General Motors Financial Co. Inc.	2.400%	10/15/28	200	171
General Motors Financial Co. Inc.	4.300%	4/6/29	500	466
General Motors Financial Co. Inc.	3.600%	6/21/30	700	612
General Motors Financial Co. Inc.	2.350%	1/8/31	300	237
General Motors Financial Co. Inc.	2.700%	6/10/31	200	160
General Motors Financial Co. Inc.	6.400%	1/9/33	100	103
George Washington University	4.126%	9/15/48	150	134
Georgetown University	4.315%	4/1/49	68	58
Georgetown University	2.943%	4/1/50	100	68
Georgetown University	5.215%	10/1/18	59	55
Harley-Davidson Inc.	3.500%	7/28/25	100	95
Harley-Davidson Inc.	4.625%	7/28/45	125	99
Hasbro Inc.	3.900%	11/19/29	350	319
Hasbro Inc.	6.350%	3/15/40	125	126
Hasbro Inc.	5.100%	5/15/44	50	44
Home Depot Inc.	2.700%	4/15/25	200	194
Home Depot Inc.	2.500%	4/15/27	395	371
Home Depot Inc.	2.800%	9/14/27	200	190
Home Depot Inc.	2.950%	6/15/29	600	555
Home Depot Inc.	2.700%	4/15/30	445	402
Home Depot Inc.	1.375%	3/15/31	500	400
Home Depot Inc.	1.875%	9/15/31	200	165
Home Depot Inc.	3.250%	4/15/32	200	183
Home Depot Inc.	4.500%	9/15/32	200	201
Home Depot Inc.	5.875%	12/16/36	825	921
Home Depot Inc.	3.300%	4/15/40	295	246
Home Depot Inc.	5.950%	4/1/41	175	196
Home Depot Inc.	4.200%	4/1/43	200	181
Home Depot Inc.	4.875%	2/15/44	300	297
Home Depot Inc.	4.400%	3/15/45	100	93

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	4.250%	4/1/46	330	300
	Home Depot Inc.	3.900%	6/15/47	250	215
	Home Depot Inc.	4.500%	12/6/48	225	212
	Home Depot Inc.	3.350%	4/15/50	375	291
	Home Depot Inc.	2.375%	3/15/51	200	126
	Home Depot Inc.	2.750%	9/15/51	300	206
	Home Depot Inc.	3.625%	4/15/52	500	403
	Home Depot Inc.	4.950%	9/15/52	250	250
	Honda Motor Co. Ltd.	2.534%	3/10/27	200	188
	Honda Motor Co. Ltd.	2.967%	3/10/32	200	180
	Howard University	5.209%	10/1/52	50	42
	Hyatt Hotels Corp.	1.800%	10/1/24	200	189
	Hyatt Hotels Corp.	4.850%	3/15/26	200	199
	Hyatt Hotels Corp.	4.375%	9/15/28	75	72
	Hyatt Hotels Corp.	6.000%	4/23/30	200	203
	JD.com Inc.	3.875%	4/29/26	200	194
	JD.com Inc.	3.375%	1/14/30	200	181
[2]	Johns Hopkins University	4.083%	7/1/53	75	67
	Johns Hopkins University	4.705%	7/1/32	75	76
	Lear Corp.	3.800%	9/15/27	41	39
	Lear Corp.	4.250%	5/15/29	150	142
	Lear Corp.	3.500%	5/30/30	100	88
	Lear Corp.	5.250%	5/15/49	125	111
	Leggett & Platt Inc.	3.800%	11/15/24	100	98
	Leggett & Platt Inc.	3.500%	11/15/27	125	117
	Leggett & Platt Inc.	4.400%	3/15/29	75	73
	Leggett & Platt Inc.	3.500%	11/15/51	200	149
	Leland Stanford Junior University	3.647%	5/1/48	200	173
	Lennar Corp.	4.500%	4/30/24	300	296
	Lennar Corp.	5.250%	6/1/26	200	201
	Lowe's Cos. Inc.	3.125%	9/15/24	100	98
	Lowe's Cos. Inc.	4.400%	9/8/25	150	149
	Lowe's Cos. Inc.	3.375%	9/15/25	200	194
	Lowe's Cos. Inc.	4.800%	4/1/26	200	201
	Lowe's Cos. Inc.	2.500%	4/15/26	250	236
	Lowe's Cos. Inc.	3.100%	5/3/27	350	332
	Lowe's Cos. Inc.	1.300%	4/15/28	260	223
	Lowe's Cos. Inc.	1.700%	9/15/28	200	173
	Lowe's Cos. Inc.	6.500%	3/15/29	67	74
	Lowe's Cos. Inc.	3.650%	4/5/29	300	284
	Lowe's Cos. Inc.	4.500%	4/15/30	250	247
	Lowe's Cos. Inc.	1.700%	10/15/30	300	243
	Lowe's Cos. Inc.	2.625%	4/1/31	500	427
	Lowe's Cos. Inc.	3.750%	4/1/32	500	459
	Lowe's Cos. Inc.	5.000%	4/15/33	250	250
	Lowe's Cos. Inc.	5.150%	7/1/33	200	202
	Lowe's Cos. Inc.	2.800%	9/15/41	200	141
	Lowe's Cos. Inc.	4.250%	9/15/44	28	23
	Lowe's Cos. Inc.	3.700%	4/15/46	250	191
	Lowe's Cos. Inc.	4.050%	5/3/47	300	243
	Lowe's Cos. Inc.	3.000%	10/15/50	500	332
	Lowe's Cos. Inc.	4.250%	4/1/52	300	247
	Lowe's Cos. Inc.	5.625%	4/15/53	200	201
	Lowe's Cos. Inc.	5.750%	7/1/53	200	204
	Lowe's Cos. Inc.	4.450%	4/1/62	250	204
	Lowe's Cos. Inc.	5.800%	9/15/62	200	201
	Lowe's Cos. Inc.	5.850%	4/1/63	200	203
	Magna International Inc.	3.625%	6/15/24	170	167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Magna International Inc.	4.150%	10/1/25	100	98
	Magna International Inc.	2.450%	6/15/30	100	85
	Marriott International Inc.	3.750%	3/15/25	175	171
	Marriott International Inc.	3.750%	10/1/25	65	63
	Marriott International Inc.	3.125%	6/15/26	1,083	1,022
	Marriott International Inc.	4.000%	4/15/28	50	48
	Marriott International Inc.	4.625%	6/15/30	200	194
	Marriott International Inc.	2.850%	4/15/31	300	256
	Masco Corp.	3.500%	11/15/27	100	95
	Masco Corp.	1.500%	2/15/28	200	171
	Masco Corp.	7.750%	8/1/29	24	27
	Masco Corp.	2.000%	2/15/31	100	80
	Masco Corp.	4.500%	5/15/47	100	83
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	125	119
	Massachusetts Institute of Technology	2.989%	7/1/50	85	65
	Massachusetts Institute of Technology	3.067%	4/1/52	100	78
	Massachusetts Institute of Technology	5.600%	7/1/11	130	145
	Massachusetts Institute of Technology	4.678%	7/1/14	125	117
	Massachusetts Institute of Technology	3.885%	7/1/16	100	79
	McDonald's Corp.	3.300%	7/1/25	497	487
	McDonald's Corp.	3.700%	1/30/26	300	295
	McDonald's Corp.	3.500%	3/1/27	200	194
	McDonald's Corp.	3.500%	7/1/27	315	305
	McDonald's Corp.	3.800%	4/1/28	350	344
	McDonald's Corp.	2.625%	9/1/29	200	182
	McDonald's Corp.	2.125%	3/1/30	200	173
	McDonald's Corp.	3.600%	7/1/30	200	190
	McDonald's Corp.	4.700%	12/9/35	200	200
	McDonald's Corp.	6.300%	10/15/37	150	171
	McDonald's Corp.	6.300%	3/1/38	100	114
	McDonald's Corp.	5.700%	2/1/39	100	106
	McDonald's Corp.	3.700%	2/15/42	25	21
	McDonald's Corp.	3.625%	5/1/43	100	82
	McDonald's Corp.	4.600%	5/26/45	210	195
	McDonald's Corp.	4.875%	12/9/45	300	291
	McDonald's Corp.	4.450%	3/1/47	250	229
	McDonald's Corp.	4.450%	9/1/48	150	139
	McDonald's Corp.	3.625%	9/1/49	200	160
	McDonald's Corp.	4.200%	4/1/50	200	176
	MDC Holdings Inc.	2.500%	1/15/31	100	78
	MDC Holdings Inc.	6.000%	1/15/43	100	87
	Mohawk Industries Inc.	3.625%	5/15/30	125	113
	NIKE Inc.	2.400%	3/27/25	225	218
	NIKE Inc.	2.375%	11/1/26	200	188
	NIKE Inc.	2.750%	3/27/27	200	190
	NIKE Inc.	2.850%	3/27/30	200	184
	NIKE Inc.	3.625%	5/1/43	125	107
	NIKE Inc.	3.875%	11/1/45	225	204
	NIKE Inc.	3.375%	3/27/50	300	248
[2]	Northwestern University	4.643%	12/1/44	75	74
[2]	Northwestern University	2.640%	12/1/50	50	35
[2]	Northwestern University	3.662%	12/1/57	75	61
	NVR Inc.	3.000%	5/15/30	200	176
	O'Reilly Automotive Inc.	3.600%	9/1/27	325	314
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	402
	President and Fellows of Harvard College	4.875%	10/15/40	225	235
	President and Fellows of Harvard College	3.150%	7/15/46	100	79
	President and Fellows of Harvard College	3.745%	11/15/52	100	87

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PulteGroup Inc.	5.500%	3/1/26	200	201
	PulteGroup Inc.	6.375%	5/15/33	300	317
	Ralph Lauren Corp.	3.750%	9/15/25	50	49
	Ralph Lauren Corp.	2.950%	6/15/30	200	180
	Rockefeller Foundation	2.492%	10/1/50	250	165
	Ross Stores Inc.	4.600%	4/15/25	200	199
	Ross Stores Inc.	1.875%	4/15/31	200	161
	Starbucks Corp.	2.450%	6/15/26	200	188
	Starbucks Corp.	3.500%	3/1/28	100	96
	Starbucks Corp.	4.000%	11/15/28	200	195
	Starbucks Corp.	3.550%	8/15/29	200	191
	Starbucks Corp.	2.250%	3/12/30	450	387
	Starbucks Corp.	2.550%	11/15/30	550	478
	Starbucks Corp.	4.300%	6/15/45	50	44
	Starbucks Corp.	3.750%	12/1/47	125	100
	Starbucks Corp.	4.500%	11/15/48	200	181
	Starbucks Corp.	3.350%	3/12/50	100	74
	Starbucks Corp.	3.500%	11/15/50	300	233
	Tapestry Inc.	4.125%	7/15/27	23	22
	Tapestry Inc.	3.050%	3/15/32	200	162
	TJX Cos. Inc.	2.250%	9/15/26	350	329
	Toll Brothers Finance Corp.	4.350%	2/15/28	250	236
	Toyota Motor Corp.	2.358%	7/2/24	100	97
	Toyota Motor Corp.	1.339%	3/25/26	500	457
	Toyota Motor Corp.	2.760%	7/2/29	100	91
	Toyota Motor Credit Corp.	2.900%	4/17/24	125	122
	Toyota Motor Credit Corp.	0.500%	6/18/24	200	190
	Toyota Motor Credit Corp.	0.625%	9/13/24	200	189
	Toyota Motor Credit Corp.	4.400%	9/20/24	200	200
	Toyota Motor Credit Corp.	1.450%	1/13/25	200	189
	Toyota Motor Credit Corp.	1.800%	2/13/25	250	238
	Toyota Motor Credit Corp.	3.400%	4/14/25	125	122
	Toyota Motor Credit Corp.	1.125%	6/18/26	200	180
	Toyota Motor Credit Corp.	3.200%	1/11/27	200	192
	Toyota Motor Credit Corp.	1.900%	1/13/27	80	73
	Toyota Motor Credit Corp.	1.150%	8/13/27	500	436
	Toyota Motor Credit Corp.	4.550%	9/20/27	250	251
	Toyota Motor Credit Corp.	3.050%	1/11/28	100	94
	Toyota Motor Credit Corp.	1.900%	4/6/28	200	178
	Toyota Motor Credit Corp.	3.650%	1/8/29	530	511
	Toyota Motor Credit Corp.	2.150%	2/13/30	150	132
	Toyota Motor Credit Corp.	3.375%	4/1/30	400	377
	Toyota Motor Credit Corp.	1.900%	9/12/31	200	165
	Tractor Supply Co.	1.750%	11/1/30	200	159
	Trustees of Boston College	3.129%	7/1/52	100	73
[2]	Trustees of Boston University	4.061%	10/1/48	50	44
	Trustees of Princeton University	5.700%	3/1/39	150	169
	Trustees of Princeton University	2.516%	7/1/50	150	106
	Trustees of Princeton University	4.201%	3/1/52	100	95
	Trustees of the University of Pennsylvania	2.396%	10/1/50	200	130
	Trustees of the University of Pennsylvania	4.674%	9/1/12	50	46
[2]	University of Chicago	2.547%	4/1/50	100	70
	University of Chicago	3.000%	10/1/52	50	37
[2]	University of Chicago	4.003%	10/1/53	100	86
	University of Miami	4.063%	4/1/52	100	86
[2]	University of Notre Dame du Lac	3.438%	2/15/45	100	84
	University of Notre Dame du Lac	3.394%	2/15/48	125	104
[2]	University of Southern California	3.028%	10/1/39	100	82

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	University of Southern California	3.841%	10/1/47	100	89
	University of Southern California	2.945%	10/1/51	200	143
	University of Southern California	5.250%	10/1/11	100	104
	VF Corp.	2.400%	4/23/25	200	189
	VF Corp.	2.950%	4/23/30	200	168
	Washington University	3.524%	4/15/54	100	81
	Washington University	4.349%	4/15/22	50	42
	Whirlpool Corp.	3.700%	5/1/25	75	73
	Whirlpool Corp.	4.750%	2/26/29	150	149
	Whirlpool Corp.	5.500%	3/1/33	100	101
	Whirlpool Corp.	4.500%	6/1/46	100	81
	Whirlpool Corp.	4.600%	5/15/50	75	62
[2]	William Marsh Rice University	3.574%	5/15/45	150	130
	Yale University	0.873%	4/15/25	100	93
	Yale University	1.482%	4/15/30	100	84
	Yale University	2.402%	4/15/50	100	67
					67,186
Consumer Staples (1.8%)
	Ahold Finance USA LLC	6.875%	5/1/29	100	108
	Altria Group Inc.	2.350%	5/6/25	150	142
	Altria Group Inc.	5.800%	2/14/39	120	117
	Altria Group Inc.	3.400%	2/4/41	500	354
	Altria Group Inc.	4.250%	8/9/42	275	215
	Altria Group Inc.	4.500%	5/2/43	125	100
	Altria Group Inc.	5.375%	1/31/44	350	320
	Altria Group Inc.	3.875%	9/16/46	425	305
	Altria Group Inc.	5.950%	2/14/49	155	147
	Altria Group Inc.	3.700%	2/4/51	750	505
	Altria Group Inc.	6.200%	2/14/59	70	68
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	1,045	1,025
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,195	1,187
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,630	1,593
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	99
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	450	424
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	464
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	500	493
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	465	475
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	1,000	943
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	261
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	196
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	125	131
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	321
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	605	573
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	601	553
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	600	648
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	150	140
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	175	165
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	155	170
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	187	174
	Archer-Daniels-Midland Co.	2.500%	8/11/26	200	189
	Archer-Daniels-Midland Co.	5.935%	10/1/32	80	88
	Archer-Daniels-Midland Co.	5.375%	9/15/35	95	102
	Archer-Daniels-Midland Co.	3.750%	9/15/47	50	43
	Archer-Daniels-Midland Co.	4.500%	3/15/49	125	119
	Archer-Daniels-Midland Co.	2.700%	9/15/51	200	138

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
BAT Capital Corp.	3.222%	8/15/24	650	631
BAT Capital Corp.	4.700%	4/2/27	330	324
BAT Capital Corp.	3.557%	8/15/27	875	814
BAT Capital Corp.	2.259%	3/25/28	500	429
BAT Capital Corp.	2.726%	3/25/31	500	406
BAT Capital Corp.	7.750%	10/19/32	100	111
BAT Capital Corp.	4.390%	8/15/37	525	428
BAT Capital Corp.	4.540%	8/15/47	575	427
BAT Capital Corp.	4.758%	9/6/49	250	191
BAT Capital Corp.	3.984%	9/25/50	300	204
Brown-Forman Corp.	3.500%	4/15/25	81	79
Brown-Forman Corp.	4.750%	4/15/33	200	202
Brown-Forman Corp.	4.500%	7/15/45	100	92
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	192
Bunge Ltd. Finance Corp.	2.750%	5/14/31	350	298
Campbell Soup Co.	3.950%	3/15/25	200	196
Campbell Soup Co.	3.300%	3/19/25	125	121
Campbell Soup Co.	4.150%	3/15/28	175	171
Campbell Soup Co.	4.800%	3/15/48	135	126
Campbell Soup Co.	3.125%	4/24/50	100	71
Church & Dwight Co. Inc.	3.150%	8/1/27	100	96
Church & Dwight Co. Inc.	3.950%	8/1/47	75	63
Clorox Co.	3.100%	10/1/27	50	47
Clorox Co.	3.900%	5/15/28	50	49
Clorox Co.	1.800%	5/15/30	50	41
Coca-Cola Co.	1.750%	9/6/24	100	97
Coca-Cola Co.	3.375%	3/25/27	200	197
Coca-Cola Co.	2.900%	5/25/27	559	536
Coca-Cola Co.	1.000%	3/15/28	500	434
Coca-Cola Co.	2.125%	9/6/29	125	112
Coca-Cola Co.	3.450%	3/25/30	250	240
Coca-Cola Co.	1.375%	3/15/31	500	408
Coca-Cola Co.	4.125%	3/25/40	100	93
Coca-Cola Co.	2.500%	6/1/40	200	153
Coca-Cola Co.	2.875%	5/5/41	500	400
Coca-Cola Co.	4.200%	3/25/50	175	168
Coca-Cola Co.	2.600%	6/1/50	300	214
Coca-Cola Co.	2.750%	6/1/60	325	231
Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	123
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	178
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	152
Colgate-Palmolive Co.	3.100%	8/15/27	250	241
Colgate-Palmolive Co.	4.000%	8/15/45	150	141
Conagra Brands Inc.	4.300%	5/1/24	200	198
Conagra Brands Inc.	4.600%	11/1/25	150	149
Conagra Brands Inc.	7.000%	10/1/28	75	82
Conagra Brands Inc.	8.250%	9/15/30	50	58
Conagra Brands Inc.	5.300%	11/1/38	100	98
Constellation Brands Inc.	4.750%	11/15/24	175	175
Constellation Brands Inc.	4.400%	11/15/25	100	99
Constellation Brands Inc.	3.700%	12/6/26	425	412
Constellation Brands Inc.	3.500%	5/9/27	150	145
Constellation Brands Inc.	3.600%	2/15/28	175	166
Constellation Brands Inc.	4.650%	11/15/28	75	75
Constellation Brands Inc.	3.150%	8/1/29	225	206
Constellation Brands Inc.	2.875%	5/1/30	356	312
Constellation Brands Inc.	2.250%	8/1/31	200	164
Constellation Brands Inc.	5.250%	11/15/48	225	218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Constellation Brands Inc.	3.750%	5/1/50	125	99
	Costco Wholesale Corp.	3.000%	5/18/27	100	96
	Costco Wholesale Corp.	1.375%	6/20/27	250	224
	Costco Wholesale Corp.	1.600%	4/20/30	1,900	1,613
	Costco Wholesale Corp.	1.750%	4/20/32	200	164
	Delhaize America LLC	9.000%	4/15/31	100	123
	Diageo Capital plc	2.125%	10/24/24	200	192
	Diageo Capital plc	1.375%	9/29/25	200	185
	Diageo Capital plc	5.300%	10/24/27	250	260
	Diageo Capital plc	2.000%	4/29/30	200	170
	Diageo Capital plc	2.125%	4/29/32	200	166
	Diageo Capital plc	5.875%	9/30/36	50	55
	Diageo Capital plc	3.875%	4/29/43	250	218
	Dollar General Corp.	4.150%	11/1/25	105	103
	Dollar General Corp.	3.875%	4/15/27	150	146
	Dollar General Corp.	4.125%	5/1/28	150	146
	Dollar General Corp.	3.500%	4/3/30	100	92
	Dollar General Corp.	4.125%	4/3/50	350	285
	Dollar Tree Inc.	4.000%	5/15/25	200	196
	Dollar Tree Inc.	4.200%	5/15/28	300	292
	Estee Lauder Cos. Inc.	3.150%	3/15/27	367	356
	Estee Lauder Cos. Inc.	2.375%	12/1/29	125	111
	Estee Lauder Cos. Inc.	6.000%	5/15/37	75	85
	Estee Lauder Cos. Inc.	4.375%	6/15/45	100	93
	Estee Lauder Cos. Inc.	4.150%	3/15/47	100	91
	Estee Lauder Cos. Inc.	3.125%	12/1/49	125	96
	Flowers Foods Inc.	3.500%	10/1/26	75	72
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	89
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	350	275
	General Mills Inc.	4.200%	4/17/28	225	223
	General Mills Inc.	2.875%	4/15/30	150	135
	General Mills Inc.	2.250%	10/14/31	250	208
	General Mills Inc.	4.950%	3/29/33	200	203
	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	250	237
	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	250	230
	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	1,000	908
	Hershey Co.	2.625%	5/1/23	100	100
	Hershey Co.	2.050%	11/15/24	55	53
	Hershey Co.	3.200%	8/21/25	65	63
	Hershey Co.	2.300%	8/15/26	100	95
	Hershey Co.	2.450%	11/15/29	130	116
	Hershey Co.	3.125%	11/15/49	150	114
	Hormel Foods Corp.	1.800%	6/11/30	200	167
	Hormel Foods Corp.	3.050%	6/3/51	200	146
	Ingredion Inc.	3.200%	10/1/26	100	95
	Ingredion Inc.	2.900%	6/1/30	175	154
	J M Smucker Co.	3.500%	3/15/25	175	171
	J M Smucker Co.	3.375%	12/15/27	150	143
	J M Smucker Co.	2.375%	3/15/30	100	86
	J M Smucker Co.	2.125%	3/15/32	100	82
	J M Smucker Co.	4.250%	3/15/35	100	94
	J M Smucker Co.	4.375%	3/15/45	125	111
[5]	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc.	5.500%	1/15/30	500	478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc.	5.750%	4/1/33	500	480
[5]	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	4.375%	2/2/52	400	290
[5]	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	6.500%	12/1/52	200	192
	Kellogg Co.	3.250%	4/1/26	125	120
	Kellogg Co.	3.400%	11/15/27	125	119
	Kellogg Co.	4.300%	5/15/28	100	99
	Kellogg Co.	7.450%	4/1/31	125	144
[5]	Kenvue Inc.	5.050%	3/22/28	200	207
[5]	Kenvue Inc.	4.900%	3/22/33	200	207
[5]	Kenvue Inc.	5.100%	3/22/43	200	206
[5]	Kenvue Inc.	5.050%	3/22/53	200	206
	Keurig Dr Pepper Inc.	4.417%	5/25/25	66	65
	Keurig Dr Pepper Inc.	3.400%	11/15/25	100	96
	Keurig Dr Pepper Inc.	2.550%	9/15/26	75	70
	Keurig Dr Pepper Inc.	3.430%	6/15/27	100	96
	Keurig Dr Pepper Inc.	3.950%	4/15/29	250	240
	Keurig Dr Pepper Inc.	3.200%	5/1/30	150	137
	Keurig Dr Pepper Inc.	2.250%	3/15/31	250	210
	Keurig Dr Pepper Inc.	4.050%	4/15/32	250	237
	Keurig Dr Pepper Inc.	4.500%	11/15/45	200	179
	Keurig Dr Pepper Inc.	4.420%	12/15/46	125	109
	Keurig Dr Pepper Inc.	3.800%	5/1/50	150	119
	Keurig Dr Pepper Inc.	4.500%	4/15/52	250	222
	Kimberly-Clark Corp.	3.050%	8/15/25	50	49
	Kimberly-Clark Corp.	2.750%	2/15/26	100	96
	Kimberly-Clark Corp.	1.050%	9/15/27	500	438
	Kimberly-Clark Corp.	3.950%	11/1/28	50	50
	Kimberly-Clark Corp.	3.200%	4/25/29	150	142
	Kimberly-Clark Corp.	3.100%	3/26/30	155	144
	Kimberly-Clark Corp.	2.000%	11/2/31	250	211
	Kimberly-Clark Corp.	6.625%	8/1/37	250	305
	Kimberly-Clark Corp.	5.300%	3/1/41	25	27
	Kimberly-Clark Corp.	3.200%	7/30/46	175	136
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	39
	Kraft Heinz Foods Co.	3.000%	6/1/26	350	334
	Kraft Heinz Foods Co.	3.750%	4/1/30	200	190
	Kraft Heinz Foods Co.	4.250%	3/1/31	200	194
	Kraft Heinz Foods Co.	6.875%	1/26/39	100	113
	Kraft Heinz Foods Co.	6.500%	2/9/40	250	274
	Kraft Heinz Foods Co.	5.200%	7/15/45	800	776
	Kraft Heinz Foods Co.	4.375%	6/1/46	450	392
	Kraft Heinz Foods Co.	4.875%	10/1/49	350	324
	Kraft Heinz Foods Co.	5.500%	6/1/50	250	253
	Kroger Co.	3.500%	2/1/26	160	156
	Kroger Co.	2.650%	10/15/26	140	132
	Kroger Co.	3.700%	8/1/27	100	96
	Kroger Co.	7.700%	6/1/29	50	57
	Kroger Co.	8.000%	9/15/29	125	143
	Kroger Co.	2.200%	5/1/30	100	84
	Kroger Co.	7.500%	4/1/31	100	116
	Kroger Co.	5.400%	7/15/40	50	49
	Kroger Co.	5.000%	4/15/42	125	117
	Kroger Co.	5.150%	8/1/43	100	95
	Kroger Co.	4.450%	2/1/47	150	132
	Kroger Co.	4.650%	1/15/48	225	202

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kroger Co.	3.950%	1/15/50	175	142
McCormick & Co. Inc.	3.150%	8/15/24	150	146
McCormick & Co. Inc.	3.400%	8/15/27	150	142
McCormick & Co. Inc.	2.500%	4/15/30	250	214
Mead Johnson Nutrition Co.	4.125%	11/15/25	355	350
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	107
Mead Johnson Nutrition Co.	4.600%	6/1/44	150	138
Molson Coors Beverage Co.	3.000%	7/15/26	375	354
Molson Coors Beverage Co.	5.000%	5/1/42	200	188
Molson Coors Beverage Co.	4.200%	7/15/46	375	307
Mondelez International Inc.	1.500%	5/4/25	100	94
Mondelez International Inc.	2.625%	3/17/27	200	187
Mondelez International Inc.	2.750%	4/13/30	115	102
Mondelez International Inc.	1.875%	10/15/32	500	400
Mondelez International Inc.	2.625%	9/4/50	250	168
PepsiCo Inc.	2.250%	3/19/25	265	256
PepsiCo Inc.	2.750%	4/30/25	200	194
PepsiCo Inc.	3.500%	7/17/25	452	446
PepsiCo Inc.	2.375%	10/6/26	225	212
PepsiCo Inc.	2.625%	3/19/27	100	95
PepsiCo Inc.	3.000%	10/15/27	325	311
PepsiCo Inc.	4.450%	5/15/28	200	204
PepsiCo Inc.	2.625%	7/29/29	200	184
PepsiCo Inc.	2.750%	3/19/30	345	315
PepsiCo Inc.	1.625%	5/1/30	200	169
PepsiCo Inc.	1.400%	2/25/31	200	165
PepsiCo Inc.	3.500%	3/19/40	175	151
PepsiCo Inc.	2.625%	10/21/41	200	155
PepsiCo Inc.	3.600%	8/13/42	100	88
PepsiCo Inc.	4.450%	4/14/46	300	298
PepsiCo Inc.	3.450%	10/6/46	300	257
PepsiCo Inc.	4.000%	5/2/47	100	94
PepsiCo Inc.	3.375%	7/29/49	240	199
PepsiCo Inc.	2.875%	10/15/49	325	248
PepsiCo Inc.	3.875%	3/19/60	150	133
Philip Morris International Inc.	2.875%	5/1/24	220	215
Philip Morris International Inc.	3.250%	11/10/24	250	244
Philip Morris International Inc.	5.125%	11/15/24	200	201
Philip Morris International Inc.	3.375%	8/11/25	150	145
Philip Morris International Inc.	5.000%	11/17/25	200	202
Philip Morris International Inc.	2.750%	2/25/26	305	289
Philip Morris International Inc.	5.125%	11/17/27	200	205
Philip Morris International Inc.	3.125%	3/2/28	100	93
Philip Morris International Inc.	3.375%	8/15/29	250	232
Philip Morris International Inc.	5.625%	11/17/29	200	209
Philip Morris International Inc.	2.100%	5/1/30	150	125
Philip Morris International Inc.	1.750%	11/1/30	500	402
Philip Morris International Inc.	5.750%	11/17/32	700	734
Philip Morris International Inc.	5.375%	2/15/33	200	204
Philip Morris International Inc.	6.375%	5/16/38	200	219
Philip Morris International Inc.	4.375%	11/15/41	500	433
Philip Morris International Inc.	4.500%	3/20/42	125	109
Philip Morris International Inc.	3.875%	8/21/42	25	20
Pilgrim's Pride Corp.	3.500%	3/1/32	500	402
Procter & Gamble Co.	0.550%	10/29/25	300	275
Procter & Gamble Co.	2.800%	3/25/27	500	477
Procter & Gamble Co.	3.000%	3/25/30	500	468
Procter & Gamble Co.	1.200%	10/29/30	300	245

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Procter & Gamble Co.	5.550%	3/5/37	150	171
Procter & Gamble Co.	3.550%	3/25/40	188	168
Procter & Gamble Co.	3.500%	10/25/47	169	145
Reynolds American Inc.	4.450%	6/12/25	525	516
Reynolds American Inc.	5.700%	8/15/35	175	165
Reynolds American Inc.	7.250%	6/15/37	100	108
Reynolds American Inc.	6.150%	9/15/43	75	71
Reynolds American Inc.	5.850%	8/15/45	450	406
Sysco Corp.	3.750%	10/1/25	75	73
Sysco Corp.	3.300%	7/15/26	250	240
Sysco Corp.	3.250%	7/15/27	175	166
Sysco Corp.	2.400%	2/15/30	100	87
Sysco Corp.	5.950%	4/1/30	166	177
Sysco Corp.	6.600%	4/1/40	175	194
Sysco Corp.	4.500%	4/1/46	200	174
Sysco Corp.	4.450%	3/15/48	100	87
Sysco Corp.	6.600%	4/1/50	250	285
Sysco Corp.	3.150%	12/14/51	250	175
Target Corp.	3.500%	7/1/24	325	321
Target Corp.	2.250%	4/15/25	200	192
Target Corp.	2.500%	4/15/26	175	168
Target Corp.	1.950%	1/15/27	100	92
Target Corp.	3.375%	4/15/29	200	192
Target Corp.	2.650%	9/15/30	250	222
Target Corp.	4.500%	9/15/32	200	200
Target Corp.	6.500%	10/15/37	103	120
Target Corp.	7.000%	1/15/38	125	153
Target Corp.	3.900%	11/15/47	300	259
Target Corp.	4.800%	1/15/53	250	246
Tyson Foods Inc.	3.950%	8/15/24	600	591
Tyson Foods Inc.	4.000%	3/1/26	100	98
Tyson Foods Inc.	3.550%	6/2/27	275	263
Tyson Foods Inc.	4.350%	3/1/29	280	272
Tyson Foods Inc.	5.150%	8/15/44	200	190
Tyson Foods Inc.	5.100%	9/28/48	275	258
Unilever Capital Corp.	2.600%	5/5/24	450	440
Unilever Capital Corp.	3.375%	3/22/25	100	98
Unilever Capital Corp.	3.100%	7/30/25	225	217
Unilever Capital Corp.	2.000%	7/28/26	125	117
Unilever Capital Corp.	1.375%	9/14/30	300	244
Unilever Capital Corp.	1.750%	8/12/31	500	411
Unilever Capital Corp.	5.900%	11/15/32	200	224
Walgreens Boots Alliance Inc.	3.800%	11/18/24	375	368
Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	310
Walgreens Boots Alliance Inc.	4.800%	11/18/44	275	235
Walmart Inc.	3.300%	4/22/24	250	248
Walmart Inc.	2.850%	7/8/24	275	269
Walmart Inc.	2.650%	12/15/24	200	194
Walmart Inc.	3.550%	6/26/25	309	306
Walmart Inc.	3.900%	9/9/25	225	224
Walmart Inc.	3.050%	7/8/26	250	242
Walmart Inc.	1.050%	9/17/26	100	90
Walmart Inc.	3.700%	6/26/28	450	446
Walmart Inc.	3.250%	7/8/29	300	286
Walmart Inc.	2.375%	9/24/29	175	157
Walmart Inc.	1.800%	9/22/31	100	85
Walmart Inc.	4.150%	9/9/32	250	252
Walmart Inc.	5.250%	9/1/35	192	210

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Walmart Inc.	6.200%	4/15/38	315	373
Walmart Inc.	3.950%	6/28/38	275	262
Walmart Inc.	5.000%	10/25/40	100	104
Walmart Inc.	4.000%	4/11/43	274	252
Walmart Inc.	3.625%	12/15/47	265	228
Walmart Inc.	4.050%	6/29/48	375	349
Walmart Inc.	2.650%	9/22/51	200	144
Walmart Inc.	4.500%	9/9/52	200	200
				74,191
Energy (1.9%)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	5.125%	9/15/40	175	170
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	200	181
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	187
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	224
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	275	224
Boardwalk Pipelines LP	4.950%	12/15/24	150	149
Boardwalk Pipelines LP	5.950%	6/1/26	200	203
Boardwalk Pipelines LP	4.450%	7/15/27	100	98
BP Capital Markets America Inc.	3.410%	2/11/26	100	97
BP Capital Markets America Inc.	3.119%	5/4/26	550	529
BP Capital Markets America Inc.	3.017%	1/16/27	400	380
BP Capital Markets America Inc.	4.234%	11/6/28	225	223
BP Capital Markets America Inc.	3.633%	4/6/30	350	333
BP Capital Markets America Inc.	2.721%	1/12/32	200	175
BP Capital Markets America Inc.	4.812%	2/13/33	400	406
BP Capital Markets America Inc.	3.060%	6/17/41	300	232
BP Capital Markets America Inc.	3.000%	2/24/50	450	319
BP Capital Markets America Inc.	2.772%	11/10/50	300	202
BP Capital Markets America Inc.	2.939%	6/4/51	500	347
BP Capital Markets America Inc.	3.001%	3/17/52	300	211
BP Capital Markets America Inc.	3.379%	2/8/61	400	288
BP Capital Markets plc	3.279%	9/19/27	200	192
Burlington Resources LLC	7.400%	12/1/31	175	206
Canadian Natural Resources Ltd.	3.850%	6/1/27	500	479
Canadian Natural Resources Ltd.	2.950%	7/15/30	100	87
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	130
Canadian Natural Resources Ltd.	5.850%	2/1/35	100	100
Canadian Natural Resources Ltd.	6.250%	3/15/38	300	314
Canadian Natural Resources Ltd.	4.950%	6/1/47	140	127
Cenovus Energy Inc.	4.250%	4/15/27	100	97
Cenovus Energy Inc.	2.650%	1/15/32	100	83
Cenovus Energy Inc.	5.250%	6/15/37	200	189
Cenovus Energy Inc.	6.800%	9/15/37	50	53
Cenovus Energy Inc.	6.750%	11/15/39	134	143
Cenovus Energy Inc.	5.400%	6/15/47	200	186
Cenovus Energy Inc.	3.750%	2/15/52	150	109
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	225	227
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	525	526
Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	300	276
Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	100	82
Cheniere Energy Inc.	4.625%	10/15/28	252	239
Cheniere Energy Partners LP	4.500%	10/1/29	275	257
Cheniere Energy Partners LP	4.000%	3/1/31	346	308

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cheniere Energy Partners LP	3.250%	1/31/32	350	289
Chevron Corp.	1.554%	5/11/25	300	283
Chevron Corp.	2.236%	5/11/30	500	442
Chevron USA Inc.	1.018%	8/12/27	500	440
Chevron USA Inc.	3.850%	1/15/28	100	99
Chevron USA Inc.	3.250%	10/15/29	200	188
Chevron USA Inc.	5.250%	11/15/43	175	182
Chevron USA Inc.	2.343%	8/12/50	200	131
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	400	348
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	200	143
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	200	200
CNOOC Petroleum North America ULC	5.875%	3/10/35	200	212
CNOOC Petroleum North America ULC	6.400%	5/15/37	225	250
Columbia Pipeline Group Inc.	4.500%	6/1/25	300	297
Columbia Pipeline Group Inc.	5.800%	6/1/45	100	101
ConocoPhillips	4.300%	8/15/28	46	46
ConocoPhillips	2.400%	2/15/31	300	250
ConocoPhillips	5.900%	5/15/38	450	490
ConocoPhillips	6.500%	2/1/39	100	117
ConocoPhillips	4.875%	10/1/47	100	97
ConocoPhillips Co.	6.950%	4/15/29	262	295
ConocoPhillips Co.	3.758%	3/15/42	88	75
ConocoPhillips Co.	4.300%	11/15/44	275	247
ConocoPhillips Co.	4.025%	3/15/62	300	244
Continental Resources Inc.	4.375%	1/15/28	200	189
Continental Resources Inc.	4.900%	6/1/44	50	39
Coterra Energy Inc.	3.900%	5/15/27	200	191
DCP Midstream Operating LP	5.625%	7/15/27	75	76
DCP Midstream Operating LP	3.250%	2/15/32	181	153
Devon Energy Corp.	5.250%	9/15/24	200	200
Devon Energy Corp.	5.850%	12/15/25	100	102
Devon Energy Corp.	5.250%	10/15/27	100	100
Devon Energy Corp.	5.875%	6/15/28	130	132
Devon Energy Corp.	4.500%	1/15/30	130	124
Devon Energy Corp.	7.875%	9/30/31	160	184
Devon Energy Corp.	7.950%	4/15/32	163	190
Devon Energy Corp.	5.000%	6/15/45	150	133
Diamondback Energy Inc.	3.250%	12/1/26	100	95
Diamondback Energy Inc.	3.500%	12/1/29	200	183
Diamondback Energy Inc.	3.125%	3/24/31	200	173
Diamondback Energy Inc.	4.400%	3/24/51	200	161
Diamondback Energy Inc.	4.250%	3/15/52	100	78
Diamondback Energy Inc.	6.250%	3/15/53	200	207
Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	66	64
Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	100	89
Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	200	174
Enable Midstream Partners LP	3.900%	5/15/24	150	147
Enable Midstream Partners LP	4.400%	3/15/27	150	146
Enable Midstream Partners LP	4.950%	5/15/28	200	198
Enable Midstream Partners LP	5.000%	5/15/44	100	86
Enbridge Energy Partners LP	5.875%	10/15/25	150	153
Enbridge Energy Partners LP	7.500%	4/15/38	150	175
Enbridge Energy Partners LP	5.500%	9/15/40	125	121
Enbridge Inc.	2.500%	1/15/25	100	96
Enbridge Inc.	1.600%	10/4/26	200	179
Enbridge Inc.	3.700%	7/15/27	150	143
Enbridge Inc.	3.125%	11/15/29	200	180
Enbridge Inc.	5.700%	3/8/33	350	364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Inc.	2.500%	8/1/33	200	161
	Enbridge Inc.	4.500%	6/10/44	100	85
	Enbridge Inc.	4.000%	11/15/49	100	79
	Enbridge Inc.	3.400%	8/1/51	200	141
	Energy Transfer LP	4.050%	3/15/25	700	687
	Energy Transfer LP	4.750%	1/15/26	500	494
	Energy Transfer LP	5.500%	6/1/27	300	304
	Energy Transfer LP	5.550%	2/15/28	200	203
	Energy Transfer LP	5.250%	4/15/29	425	424
	Energy Transfer LP	3.750%	5/15/30	250	231
	Energy Transfer LP	5.750%	2/15/33	200	204
	Energy Transfer LP	4.950%	1/15/43	175	148
	Energy Transfer LP	5.300%	4/1/44	300	264
	Energy Transfer LP	5.300%	4/15/47	200	176
	Energy Transfer LP	5.400%	10/1/47	275	245
	Energy Transfer Operating LP	6.625%	10/15/36	150	157
	Energy Transfer Operating LP	5.800%	6/15/38	150	146
	Energy Transfer Operating LP	6.050%	6/1/41	100	101
	Energy Transfer Operating LP	6.500%	2/1/42	275	286
	Energy Transfer Operating LP	6.125%	12/15/45	200	193
	Energy Transfer Operating LP	6.000%	6/15/48	300	286
	Energy Transfer Operating LP	6.250%	4/15/49	320	317
	Energy Transfer Operating LP	5.000%	5/15/50	500	425
	Enterprise Products Operating LLC	3.750%	2/15/25	150	148
	Enterprise Products Operating LLC	5.050%	1/10/26	200	203
	Enterprise Products Operating LLC	3.700%	2/15/26	150	146
	Enterprise Products Operating LLC	3.950%	2/15/27	100	98
	Enterprise Products Operating LLC	3.125%	7/31/29	200	183
	Enterprise Products Operating LLC	2.800%	1/31/30	300	267
	Enterprise Products Operating LLC	6.875%	3/1/33	175	199
	Enterprise Products Operating LLC	7.550%	4/15/38	150	176
	Enterprise Products Operating LLC	6.125%	10/15/39	300	326
	Enterprise Products Operating LLC	5.950%	2/1/41	175	185
	Enterprise Products Operating LLC	4.450%	2/15/43	300	266
	Enterprise Products Operating LLC	4.850%	3/15/44	520	482
	Enterprise Products Operating LLC	4.900%	5/15/46	425	394
	Enterprise Products Operating LLC	4.250%	2/15/48	300	256
	Enterprise Products Operating LLC	4.200%	1/31/50	350	297
	Enterprise Products Operating LLC	3.200%	2/15/52	300	213
	Enterprise Products Operating LLC	3.300%	2/15/53	200	145
	Enterprise Products Operating LLC	3.950%	1/31/60	200	155
	Enterprise Products Operating LLC	5.250%	8/16/77	100	85
	Enterprise Products Operating LLC	5.375%	2/15/78	200	160
	EOG Resources Inc.	4.150%	1/15/26	150	149
	EOG Resources Inc.	4.375%	4/15/30	200	200
	EOG Resources Inc.	4.950%	4/15/50	200	201
	EQT Corp.	6.125%	2/1/25	100	101
	EQT Corp.	5.678%	10/1/25	200	200
[5]	EQT Corp.	3.125%	5/15/26	150	139
	EQT Corp.	3.900%	10/1/27	200	188
	EQT Corp.	5.700%	4/1/28	200	200
	EQT Corp.	5.000%	1/15/29	200	190
	EQT Corp.	7.000%	2/1/30	200	210
	Equinor ASA	3.250%	11/10/24	150	147
	Equinor ASA	1.750%	1/22/26	479	447
	Equinor ASA	7.250%	9/23/27	250	280
	Equinor ASA	3.625%	9/10/28	175	171
	Equinor ASA	2.375%	5/22/30	400	353

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Equinor ASA	5.100%	8/17/40	125	129
Equinor ASA	4.250%	11/23/41	175	163
Equinor ASA	3.950%	5/15/43	125	110
Equinor ASA	4.800%	11/8/43	175	172
Equinor ASA	3.250%	11/18/49	225	173
Equinor ASA	3.700%	4/6/50	405	343
Exxon Mobil Corp.	2.992%	3/19/25	950	924
Exxon Mobil Corp.	3.043%	3/1/26	300	291
Exxon Mobil Corp.	2.275%	8/16/26	600	563
Exxon Mobil Corp.	2.440%	8/16/29	250	229
Exxon Mobil Corp.	2.610%	10/15/30	650	584
Exxon Mobil Corp.	2.995%	8/16/39	100	81
Exxon Mobil Corp.	4.227%	3/19/40	400	375
Exxon Mobil Corp.	3.567%	3/6/45	235	195
Exxon Mobil Corp.	4.114%	3/1/46	200	180
Exxon Mobil Corp.	4.327%	3/19/50	825	764
Exxon Mobil Corp.	3.452%	4/15/51	500	399
Halliburton Co.	3.800%	11/15/25	8	8
Halliburton Co.	2.920%	3/1/30	200	178
Halliburton Co.	6.700%	9/15/38	345	380
Halliburton Co.	4.500%	11/15/41	100	86
Halliburton Co.	5.000%	11/15/45	500	455
Helmerich & Payne Inc.	2.900%	9/29/31	100	83
Hess Corp.	3.500%	7/15/24	100	98
Hess Corp.	4.300%	4/1/27	250	244
Hess Corp.	7.125%	3/15/33	100	111
Hess Corp.	5.600%	2/15/41	450	434
HF Sinclair Corp.	5.875%	4/1/26	200	202
Kinder Morgan Energy Partners LP	4.300%	5/1/24	500	495
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	51
Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	264
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	56
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	210
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	257
Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	47
Kinder Morgan Energy Partners LP	4.700%	11/1/42	475	406
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	66
Kinder Morgan Inc.	4.300%	6/1/25	300	296
Kinder Morgan Inc.	1.750%	11/15/26	200	180
Kinder Morgan Inc.	4.300%	3/1/28	200	197
Kinder Morgan Inc.	7.800%	8/1/31	290	332
Kinder Morgan Inc.	7.750%	1/15/32	265	308
Kinder Morgan Inc.	5.200%	6/1/33	350	348
Kinder Morgan Inc.	5.300%	12/1/34	175	172
Kinder Morgan Inc.	5.550%	6/1/45	200	190
Kinder Morgan Inc.	5.050%	2/15/46	350	308
Kinder Morgan Inc.	3.600%	2/15/51	200	142
Magellan Midstream Partners LP	3.250%	6/1/30	200	180
Magellan Midstream Partners LP	5.150%	10/15/43	125	113
Magellan Midstream Partners LP	4.250%	9/15/46	200	159
Magellan Midstream Partners LP	4.200%	10/3/47	150	119
Magellan Midstream Partners LP	4.850%	2/1/49	100	87
Marathon Oil Corp.	4.400%	7/15/27	200	194
Marathon Oil Corp.	6.800%	3/15/32	400	422
Marathon Petroleum Corp.	4.700%	5/1/25	300	299
Marathon Petroleum Corp.	5.125%	12/15/26	200	202
Marathon Petroleum Corp.	6.500%	3/1/41	300	319
Marathon Petroleum Corp.	4.500%	4/1/48	260	213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MPLX LP	4.875%	12/1/24	400	398
	MPLX LP	4.875%	6/1/25	283	281
	MPLX LP	4.125%	3/1/27	300	291
	MPLX LP	4.250%	12/1/27	400	388
	MPLX LP	4.000%	3/15/28	400	383
	MPLX LP	2.650%	8/15/30	500	425
	MPLX LP	4.950%	9/1/32	149	146
	MPLX LP	5.000%	3/1/33	200	196
	MPLX LP	4.500%	4/15/38	400	355
	MPLX LP	5.500%	2/15/49	455	424
	MPLX LP	4.950%	3/14/52	200	174
	MPLX LP	5.650%	3/1/53	200	192
	Newfield Exploration Co.	5.375%	1/1/26	100	100
	NOV Inc.	3.600%	12/1/29	200	181
	NOV Inc.	3.950%	12/1/42	125	92
	ONEOK Inc.	2.750%	9/1/24	100	97
	ONEOK Inc.	2.200%	9/15/25	425	394
	ONEOK Inc.	4.550%	7/15/28	200	193
	ONEOK Inc.	4.350%	3/15/29	100	95
	ONEOK Inc.	3.400%	9/1/29	245	218
	ONEOK Inc.	3.100%	3/15/30	200	175
	ONEOK Inc.	4.950%	7/13/47	200	167
	ONEOK Inc.	4.450%	9/1/49	150	116
	ONEOK Inc.	4.500%	3/15/50	100	78
	ONEOK Inc.	7.150%	1/15/51	150	161
	ONEOK Partners LP	6.650%	10/1/36	300	313
	ONEOK Partners LP	6.125%	2/1/41	150	148
	Ovintiv Inc.	7.375%	11/1/31	50	54
	Ovintiv Inc.	6.500%	8/15/34	150	151
	Ovintiv Inc.	6.625%	8/15/37	200	202
	Ovintiv Inc.	6.500%	2/1/38	100	100
[2]	Petroleos Mexicanos	2.378%	4/15/25	12	12
[5]	Phillips 66 Co.	2.450%	12/15/24	50	47
[5]	Phillips 66 Co.	3.605%	2/15/25	250	243
	Phillips 66 Co.	3.850%	4/9/25	300	293
	Phillips 66 Co.	4.950%	12/1/27	200	201
[5]	Phillips 66 Co.	3.750%	3/1/28	50	47
[5]	Phillips 66 Co.	3.150%	12/15/29	100	90
	Phillips 66 Co.	2.150%	12/15/30	100	83
	Phillips 66 Co.	4.650%	11/15/34	300	288
	Phillips 66 Co.	4.875%	11/15/44	500	468
[5]	Phillips 66 Co.	4.680%	2/15/45	245	219
	Phillips 66 Co.	3.300%	3/15/52	200	142
	Pioneer Natural Resources Co.	1.900%	8/15/30	300	244
	Pioneer Natural Resources Co.	2.150%	1/15/31	200	164
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	200	195
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	98
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	275	246
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/30	200	178
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	102
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	156
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	50	40

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	400	401
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	402
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	459
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	250	249
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	300	288
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	300	290
[5]	Sabine Pass Liquefaction LLC	5.900%	9/15/37	150	153
	Schlumberger Investment SA	2.650%	6/26/30	300	266
	Shell International Finance BV	3.250%	5/11/25	200	195
	Shell International Finance BV	2.875%	5/10/26	500	479
	Shell International Finance BV	2.500%	9/12/26	600	565
	Shell International Finance BV	3.875%	11/13/28	100	98
	Shell International Finance BV	2.375%	11/7/29	550	488
	Shell International Finance BV	2.750%	4/6/30	200	182
	Shell International Finance BV	4.125%	5/11/35	300	288
	Shell International Finance BV	6.375%	12/15/38	475	548
	Shell International Finance BV	5.500%	3/25/40	175	186
	Shell International Finance BV	2.875%	11/26/41	200	153
	Shell International Finance BV	4.550%	8/12/43	300	284
	Shell International Finance BV	4.375%	5/11/45	430	397
	Shell International Finance BV	4.000%	5/10/46	700	610
	Shell International Finance BV	3.125%	11/7/49	500	372
	Shell International Finance BV	3.000%	11/26/51	200	144
	Spectra Energy Partners LP	3.500%	3/15/25	138	134
	Spectra Energy Partners LP	3.375%	10/15/26	205	195
	Spectra Energy Partners LP	4.500%	3/15/45	325	274
	Suncor Energy Inc.	5.950%	12/1/34	125	129
	Suncor Energy Inc.	6.800%	5/15/38	225	247
	Suncor Energy Inc.	6.500%	6/15/38	300	322
	Suncor Energy Inc.	4.000%	11/15/47	100	79
	Suncor Energy Inc.	3.750%	3/4/51	200	152
	Targa Resources Corp.	4.200%	2/1/33	200	180
	Targa Resources Corp.	6.125%	3/15/33	100	103
	Targa Resources Corp.	4.950%	4/15/52	200	166
	Targa Resources Corp.	6.500%	2/15/53	200	205
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	100	103
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/28	100	97
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	100	102
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/30	200	195
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	200	189
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	200	175
	TC PipeLines LP	3.900%	5/25/27	50	48
	Total Capital International SA	3.461%	7/12/49	200	159
	Total Capital International SA	3.127%	5/29/50	100	74
	Total Capital International SA	3.386%	6/29/60	200	150
	TotalEnergies Capital International SA	2.434%	1/10/25	175	169
	TransCanada PipeLines Ltd.	1.000%	10/12/24	200	188
	TransCanada PipeLines Ltd.	4.250%	5/15/28	250	243
	TransCanada PipeLines Ltd.	4.100%	4/15/30	400	376
	TransCanada PipeLines Ltd.	2.500%	10/12/31	200	163
	TransCanada PipeLines Ltd.	4.625%	3/1/34	300	281
	TransCanada PipeLines Ltd.	5.600%	3/31/34	150	151
	TransCanada PipeLines Ltd.	5.850%	3/15/36	300	306

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
TransCanada PipeLines Ltd.	4.750%	5/15/38	300	279
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	206
TransCanada PipeLines Ltd.	4.875%	5/15/48	300	269
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	96
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	181
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	87
Valero Energy Corp.	4.350%	6/1/28	137	134
Valero Energy Corp.	7.500%	4/15/32	400	459
Valero Energy Corp.	6.625%	6/15/37	300	328
Valero Energy Corp.	4.900%	3/15/45	150	137
Valero Energy Corp.	3.650%	12/1/51	100	73
Valero Energy Partners LP	4.500%	3/15/28	75	74
Western Midstream Operating LP	3.350%	2/1/25	200	191
Western Midstream Operating LP	4.750%	8/15/28	43	41
Western Midstream Operating LP	4.300%	2/1/30	103	94
Western Midstream Operating LP	5.300%	3/1/48	200	171
Western Midstream Operating LP	5.500%	2/1/50	200	170
Williams Companies Inc.	4.650%	8/15/32	200	193
Williams Companies Inc.	5.300%	8/15/52	200	189
Williams Cos. Inc.	4.550%	6/24/24	400	397
Williams Cos. Inc.	3.900%	1/15/25	681	669
Williams Cos. Inc.	3.750%	6/15/27	300	288
Williams Cos. Inc.	3.500%	11/15/30	200	181
Williams Cos. Inc.	2.600%	3/15/31	200	168
Williams Cos. Inc.	5.650%	3/15/33	200	207
Williams Cos. Inc.	6.300%	4/15/40	100	105
Williams Cos. Inc.	5.800%	11/15/43	100	99
Williams Cos. Inc.	5.400%	3/4/44	400	375
Williams Cos. Inc.	5.750%	6/24/44	100	98
Williams Cos. Inc.	5.100%	9/15/45	200	184
Williams Cos. Inc.	4.850%	3/1/48	150	133
Williams Cos. Inc.	3.500%	10/15/51	200	142
				77,496
Financials (7.7%)
ACE Capital Trust II	9.700%	4/1/30	50	60
Aegon NV	5.500%	4/11/48	200	189
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	500	467
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	250	251
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	125	121
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	750	673
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	276
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	482
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	276
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	750	654
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	750	619
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	500	404
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	300	228
Affiliated Managers Group Inc.	3.500%	8/1/25	125	120

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Affiliated Managers Group Inc.	3.300%	6/15/30	300	260
Aflac Inc.	2.875%	10/15/26	75	71
Aflac Inc.	3.600%	4/1/30	225	212
Aflac Inc.	4.000%	10/15/46	50	41
Aflac Inc.	4.750%	1/15/49	235	219
Air Lease Corp.	4.250%	9/15/24	75	74
Air Lease Corp.	2.300%	2/1/25	200	189
Air Lease Corp.	3.250%	3/1/25	150	144
Air Lease Corp.	3.375%	7/1/25	250	238
Air Lease Corp.	2.200%	1/15/27	200	178
Air Lease Corp.	3.625%	4/1/27	75	70
Air Lease Corp.	3.625%	12/1/27	200	185
Air Lease Corp.	2.100%	9/1/28	500	417
Air Lease Corp.	4.625%	10/1/28	100	95
Air Lease Corp.	3.250%	10/1/29	100	88
Air Lease Corp.	3.000%	2/1/30	225	192
Air Lease Corp.	3.125%	12/1/30	750	637
Air Lease Corp.	2.875%	1/15/32	200	165
Aircastle Ltd.	4.125%	5/1/24	400	391
Aircastle Ltd.	4.250%	6/15/26	100	95
Alleghany Corp.	3.625%	5/15/30	100	94
Alleghany Corp.	4.900%	9/15/44	100	94
Alleghany Corp.	3.250%	8/15/51	250	183
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	73
Allstate Corp.	1.450%	12/15/30	500	389
Allstate Corp.	5.250%	3/30/33	200	202
Allstate Corp.	5.550%	5/9/35	75	79
Allstate Corp.	4.500%	6/15/43	125	112
Allstate Corp.	4.200%	12/15/46	200	169
Allstate Corp.	3.850%	8/10/49	100	80
Allstate Corp.	6.500%	5/15/67	100	94
Ally Financial Inc.	3.875%	5/21/24	150	143
Ally Financial Inc.	5.125%	9/30/24	135	130
Ally Financial Inc.	2.200%	11/2/28	450	357
Ally Financial Inc.	8.000%	11/1/31	400	418
American Express Co.	3.000%	10/30/24	200	195
American Express Co.	3.625%	12/5/24	241	235
American Express Co.	2.250%	3/4/25	200	191
American Express Co.	4.200%	11/6/25	150	149
American Express Co.	4.900%	2/13/26	230	232
American Express Co.	3.125%	5/20/26	250	238
American Express Co.	1.650%	11/4/26	525	471
American Express Co.	2.550%	3/4/27	200	185
American Express Co.	3.300%	5/3/27	350	333
American Express Co.	4.050%	12/3/42	67	62
American Financial Group Inc.	5.250%	4/2/30	150	152
American Financial Group Inc.	4.500%	6/15/47	110	92
American International Group Inc.	3.900%	4/1/26	450	438
American International Group Inc.	4.200%	4/1/28	120	117
American International Group Inc.	4.250%	3/15/29	30	29
American International Group Inc.	3.400%	6/30/30	120	108
American International Group Inc.	3.875%	1/15/35	100	88
American International Group Inc.	4.700%	7/10/35	45	40
American International Group Inc.	6.250%	5/1/36	475	510
American International Group Inc.	4.500%	7/16/44	350	305
American International Group Inc.	4.750%	4/1/48	200	180
American International Group Inc.	5.750%	4/1/48	125	114
Ameriprise Financial Inc.	3.700%	10/15/24	187	183

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ameriprise Financial Inc.	3.000%	4/2/25	20	19
Ameriprise Financial Inc.	2.875%	9/15/26	100	94
Ameriprise Financial Inc.	5.150%	5/15/33	200	200
Aon Corp.	8.205%	1/1/27	25	25
Aon Corp.	4.500%	12/15/28	100	98
Aon Corp.	3.750%	5/2/29	90	86
Aon Corp.	2.800%	5/15/30	405	358
Aon Corp.	6.250%	9/30/40	100	105
Aon Corp. / Aon Global Holdings plc	5.350%	2/28/33	225	233
Aon Global Ltd.	3.500%	6/14/24	250	245
Aon plc	3.875%	12/15/25	125	122
Aon plc	4.600%	6/14/44	175	155
Aon plc	4.750%	5/15/45	100	91
Arch Capital Finance LLC	4.011%	12/15/26	100	97
Arch Capital Finance LLC	5.031%	12/15/46	100	89
Arch Capital Group Ltd.	7.350%	5/1/34	50	58
Arch Capital Group Ltd.	3.635%	6/30/50	200	149
Arch Capital Group US Inc.	5.144%	11/1/43	50	46
Ares Capital Corp.	4.200%	6/10/24	200	194
Ares Capital Corp.	4.250%	3/1/25	105	99
Ares Capital Corp.	3.250%	7/15/25	115	105
Ares Capital Corp.	2.150%	7/15/26	500	429
Ares Capital Corp.	2.875%	6/15/27	224	193
Arthur J Gallagher & Co.	5.500%	3/2/33	200	204
Arthur J Gallagher & Co.	5.750%	3/2/53	200	201
Assurant Inc.	4.900%	3/27/28	100	98
Assurant Inc.	6.750%	2/15/34	9	9
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	49	49
Athene Holding Ltd.	4.125%	1/12/28	200	181
Athene Holding Ltd.	6.150%	4/3/30	210	210
Athene Holding Ltd.	3.500%	1/15/31	500	417
Athene Holding Ltd.	3.950%	5/25/51	5	3
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	244
Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	250	252
AXA SA	8.600%	12/15/30	112	135
AXIS Specialty Finance LLC	3.900%	7/15/29	50	47
AXIS Specialty Finance LLC	4.900%	1/15/40	50	40
AXIS Specialty Finance plc	4.000%	12/6/27	550	531
Banco Santander SA	5.147%	8/18/25	200	197
Banco Santander SA	5.179%	11/19/25	250	245
Banco Santander SA	1.849%	3/25/26	1,000	896
Banco Santander SA	4.250%	4/11/27	600	566
Banco Santander SA	5.294%	8/18/27	200	197
Banco Santander SA	3.800%	2/23/28	200	185
Banco Santander SA	4.379%	4/12/28	200	189
Banco Santander SA	2.958%	3/25/31	600	493
Bank of America Corp.	0.976%	4/22/25	500	476
Bank of America Corp.	3.093%	10/1/25	350	337
Bank of America Corp.	2.456%	10/22/25	300	286
Bank of America Corp.	1.530%	12/6/25	1,225	1,148
Bank of America Corp.	3.366%	1/23/26	300	289
Bank of America Corp.	2.015%	2/13/26	1,000	937
Bank of America Corp.	4.450%	3/3/26	475	465
Bank of America Corp.	3.384%	4/2/26	582	559
Bank of America Corp.	3.500%	4/19/26	320	308
Bank of America Corp.	1.319%	6/19/26	500	457

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bank of America Corp.	4.250%	10/22/26	725	703
Bank of America Corp.	1.197%	10/24/26	500	449
Bank of America Corp.	5.080%	1/20/27	275	274
Bank of America Corp.	3.559%	4/23/27	750	715
Bank of America Corp.	1.734%	7/22/27	500	448
Bank of America Corp.	3.248%	10/21/27	750	707
Bank of America Corp.	4.183%	11/25/27	560	542
Bank of America Corp.	3.824%	1/20/28	1,248	1,190
Bank of America Corp.	2.551%	2/4/28	675	614
Bank of America Corp.	3.705%	4/24/28	350	331
Bank of America Corp.	3.593%	7/21/28	800	752
Bank of America Corp.	6.204%	11/10/28	350	366
Bank of America Corp.	3.419%	12/20/28	1,334	1,240
Bank of America Corp.	3.970%	3/5/29	225	213
Bank of America Corp.	2.087%	6/14/29	1,500	1,291
Bank of America Corp.	4.271%	7/23/29	575	553
Bank of America Corp.	3.974%	2/7/30	150	140
Bank of America Corp.	3.194%	7/23/30	1,125	999
Bank of America Corp.	2.884%	10/22/30	300	261
Bank of America Corp.	2.496%	2/13/31	750	636
Bank of America Corp.	2.592%	4/29/31	2,000	1,694
Bank of America Corp.	2.687%	4/22/32	500	418
Bank of America Corp.	2.572%	10/20/32	1,500	1,226
Bank of America Corp.	2.972%	2/4/33	925	780
Bank of America Corp.	5.015%	7/22/33	500	494
Bank of America Corp.	6.110%	1/29/37	335	353
Bank of America Corp.	3.846%	3/8/37	570	489
Bank of America Corp.	4.244%	4/24/38	300	270
Bank of America Corp.	7.750%	5/14/38	240	287
Bank of America Corp.	4.078%	4/23/40	550	477
Bank of America Corp.	2.676%	6/19/41	1,000	707
Bank of America Corp.	5.875%	2/7/42	300	322
Bank of America Corp.	3.311%	4/22/42	400	308
Bank of America Corp.	5.000%	1/21/44	615	600
Bank of America Corp.	4.875%	4/1/44	300	283
Bank of America Corp.	4.750%	4/21/45	100	92
Bank of America Corp.	4.443%	1/20/48	100	89
Bank of America Corp.	4.330%	3/15/50	250	216
Bank of America Corp.	4.083%	3/20/51	1,500	1,227
Bank of America Corp.	2.831%	10/24/51	500	329
Bank of America Corp.	3.483%	3/13/52	500	375
Bank of America Corp.	2.972%	7/21/52	400	270
Bank of America NA	6.000%	10/15/36	250	269
Bank of Montreal	2.500%	6/28/24	200	193
Bank of Montreal	0.625%	7/9/24	200	189
Bank of Montreal	5.200%	12/12/24	200	200
Bank of Montreal	1.500%	1/10/25	200	188
Bank of Montreal	1.850%	5/1/25	457	428
Bank of Montreal	3.700%	6/7/25	200	194
Bank of Montreal	2.650%	3/8/27	200	185
Bank of Montreal	5.203%	2/1/28	200	202
Bank of Montreal	3.803%	12/15/32	500	449
Bank of New York Mellon Corp.	3.250%	9/11/24	150	146
Bank of New York Mellon Corp.	2.100%	10/24/24	225	215
Bank of New York Mellon Corp.	3.000%	2/24/25	547	528
Bank of New York Mellon Corp.	5.224%	11/21/25	250	251
Bank of New York Mellon Corp.	2.800%	5/4/26	576	541
Bank of New York Mellon Corp.	2.450%	8/17/26	408	376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of New York Mellon Corp.	2.050%	1/26/27	120	108
	Bank of New York Mellon Corp.	3.250%	5/16/27	150	142
	Bank of New York Mellon Corp.	3.442%	2/7/28	150	143
	Bank of New York Mellon Corp.	5.802%	10/25/28	200	208
	Bank of New York Mellon Corp.	3.000%	10/30/28	200	184
	Bank of New York Mellon Corp.	4.543%	2/1/29	200	198
	Bank of New York Mellon Corp.	3.300%	8/23/29	100	92
	Bank of New York Mellon Corp.	2.500%	1/26/32	80	66
	Bank of New York Mellon Corp.	5.834%	10/25/33	200	214
	Bank of New York Mellon Corp.	4.706%	2/1/34	200	198
	Bank of Nova Scotia	5.250%	12/6/24	200	200
	Bank of Nova Scotia	1.450%	1/10/25	200	188
	Bank of Nova Scotia	2.200%	2/3/25	1,875	1,783
	Bank of Nova Scotia	3.450%	4/11/25	200	194
	Bank of Nova Scotia	4.500%	12/16/25	300	294
	Bank of Nova Scotia	2.700%	8/3/26	100	93
	Bank of Nova Scotia	1.300%	9/15/26	500	442
	Bank of Nova Scotia	1.950%	2/2/27	200	181
	Bank of Nova Scotia	2.450%	2/2/32	200	165
	Bank of Nova Scotia	4.588%	5/4/37	200	177
	Barclays plc	4.338%	5/16/24	1,000	998
	Barclays plc	3.650%	3/16/25	350	334
	Barclays plc	3.932%	5/7/25	200	195
	Barclays plc	4.375%	1/12/26	300	290
	Barclays plc	2.852%	5/7/26	300	280
	Barclays plc	5.200%	5/12/26	610	584
	Barclays plc	5.304%	8/9/26	500	490
	Barclays plc	7.325%	11/2/26	375	386
	Barclays plc	4.337%	1/10/28	200	190
	Barclays plc	4.836%	5/9/28	400	378
	Barclays plc	5.501%	8/9/28	325	323
	Barclays plc	7.385%	11/2/28	375	397
	Barclays plc	4.972%	5/16/29	500	482
	Barclays plc	5.088%	6/20/30	345	322
	Barclays plc	2.645%	6/24/31	400	323
	Barclays plc	5.746%	8/9/33	325	318
	Barclays plc	7.437%	11/2/33	1,125	1,242
	Barclays plc	3.564%	9/23/35	250	196
	Barclays plc	5.250%	8/17/45	250	237
	Barclays plc	4.950%	1/10/47	200	180
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	155
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	195	187
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	750	682
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	180	166
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	725	512
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	534	449
	Berkshire Hathaway Inc.	3.125%	3/15/26	725	706
	BGC Partners Inc.	3.750%	10/1/24	105	101
	BlackRock Inc.	3.200%	3/15/27	100	96
	BlackRock Inc.	3.250%	4/30/29	90	86
	BlackRock Inc.	2.400%	4/30/30	380	334
	BlackRock Inc.	2.100%	2/25/32	600	501
	Blackstone Private Credit Fund	2.625%	12/15/26	300	252
	Blackstone Private Credit Fund	3.250%	3/15/27	200	170
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	432
[5]	BNP Paribas SA	3.052%	1/13/31	50	43
	BPCE SA	4.000%	4/15/24	325	319
	BPCE SA	3.375%	12/2/26	250	234

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Brighthouse Financial Inc.	4.700%	6/22/47	173	126
Brookfield Corp.	4.000%	1/15/25	157	154
Brookfield Finance Inc.	4.000%	4/1/24	175	172
Brookfield Finance Inc.	4.250%	6/2/26	50	48
Brookfield Finance Inc.	3.900%	1/25/28	125	116
Brookfield Finance Inc.	4.850%	3/29/29	150	145
Brookfield Finance Inc.	4.350%	4/15/30	205	191
Brookfield Finance Inc.	4.700%	9/20/47	185	160
Brookfield Finance LLC / Brookfield Finance Inc.	3.450%	4/15/50	125	85
Brown & Brown Inc.	4.200%	9/15/24	75	74
Brown & Brown Inc.	4.500%	3/15/29	75	72
Brown & Brown Inc.	2.375%	3/15/31	500	400
Canadian Imperial Bank of Commerce	3.100%	4/2/24	200	195
Canadian Imperial Bank of Commerce	2.250%	1/28/25	120	114
Canadian Imperial Bank of Commerce	3.300%	4/7/25	200	194
Canadian Imperial Bank of Commerce	1.250%	6/22/26	275	246
Canadian Imperial Bank of Commerce	3.450%	4/7/27	200	190
Canadian Imperial Bank of Commerce	3.600%	4/7/32	200	182
Capital One Financial Corp.	3.750%	4/24/24	450	439
Capital One Financial Corp.	3.300%	10/30/24	1,013	968
Capital One Financial Corp.	4.200%	10/29/25	175	164
Capital One Financial Corp.	2.636%	3/3/26	243	225
Capital One Financial Corp.	3.750%	7/28/26	500	455
Capital One Financial Corp.	3.750%	3/9/27	100	91
Capital One Financial Corp.	3.650%	5/11/27	800	731
Capital One Financial Corp.	3.800%	1/31/28	300	275
Capital One Financial Corp.	5.468%	2/1/29	200	195
Capital One Financial Corp.	3.273%	3/1/30	230	198
Capital One Financial Corp.	5.817%	2/1/34	732	711
Cboe Global Markets Inc.	3.650%	1/12/27	110	106
Charles Schwab Corp.	3.625%	4/1/25	384	370
Charles Schwab Corp.	3.850%	5/21/25	25	24
Charles Schwab Corp.	0.900%	3/11/26	300	263
Charles Schwab Corp.	1.150%	5/13/26	500	439
Charles Schwab Corp.	3.200%	3/2/27	250	231
Charles Schwab Corp.	2.450%	3/3/27	245	220
Charles Schwab Corp.	3.300%	4/1/27	125	116
Charles Schwab Corp.	3.200%	1/25/28	100	92
Charles Schwab Corp.	4.000%	2/1/29	125	119
Charles Schwab Corp.	3.250%	5/22/29	100	89
Charles Schwab Corp.	2.750%	10/1/29	50	43
Charles Schwab Corp.	4.625%	3/22/30	50	48
Charles Schwab Corp.	2.300%	5/13/31	500	403
Chubb Corp.	6.000%	5/11/37	125	138
Chubb Corp.	6.500%	5/15/38	95	110
Chubb INA Holdings Inc.	3.350%	5/15/24	100	98
Chubb INA Holdings Inc.	3.150%	3/15/25	250	244
Chubb INA Holdings Inc.	3.350%	5/3/26	355	344
Chubb INA Holdings Inc.	6.700%	5/15/36	200	228
Chubb INA Holdings Inc.	4.150%	3/13/43	100	88
Chubb INA Holdings Inc.	4.350%	11/3/45	350	322
Chubb INA Holdings Inc.	2.850%	12/15/51	100	70
Chubb INA Holdings Inc.	3.050%	12/15/61	200	135
CI Financial Corp.	4.100%	6/15/51	350	211
Cincinnati Financial Corp.	6.920%	5/15/28	100	111
Cincinnati Financial Corp.	6.125%	11/1/34	75	81
Citigroup Inc.	4.000%	8/5/24	125	123

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Citigroup Inc.	3.875%	3/26/25	350	339
Citigroup Inc.	3.352%	4/24/25	1,575	1,536
Citigroup Inc.	0.981%	5/1/25	225	214
Citigroup Inc.	4.140%	5/24/25	275	270
Citigroup Inc.	4.400%	6/10/25	1,716	1,673
Citigroup Inc.	5.500%	9/13/25	75	75
Citigroup Inc.	1.281%	11/3/25	300	280
Citigroup Inc.	3.700%	1/12/26	275	266
Citigroup Inc.	2.014%	1/25/26	300	283
Citigroup Inc.	4.600%	3/9/26	275	270
Citigroup Inc.	5.610%	9/29/26	200	201
Citigroup Inc.	3.200%	10/21/26	1,025	968
Citigroup Inc.	4.300%	11/20/26	75	73
Citigroup Inc.	4.450%	9/29/27	1,230	1,193
Citigroup Inc.	3.887%	1/10/28	475	455
Citigroup Inc.	3.070%	2/24/28	1,000	930
Citigroup Inc.	4.658%	5/24/28	350	346
Citigroup Inc.	3.668%	7/24/28	900	853
Citigroup Inc.	4.125%	7/25/28	100	95
Citigroup Inc.	3.520%	10/27/28	580	542
Citigroup Inc.	3.980%	3/20/30	475	444
Citigroup Inc.	2.976%	11/5/30	300	263
Citigroup Inc.	2.666%	1/29/31	500	427
Citigroup Inc.	4.412%	3/31/31	750	713
Citigroup Inc.	2.572%	6/3/31	500	422
Citigroup Inc.	6.625%	6/15/32	100	107
Citigroup Inc.	2.520%	11/3/32	475	388
Citigroup Inc.	3.057%	1/25/33	230	195
Citigroup Inc.	3.785%	3/17/33	600	538
Citigroup Inc.	4.910%	5/24/33	220	216
Citigroup Inc.	6.270%	11/17/33	500	541
Citigroup Inc.	6.125%	8/25/36	75	78
Citigroup Inc.	3.878%	1/24/39	225	191
Citigroup Inc.	8.125%	7/15/39	562	727
Citigroup Inc.	5.316%	3/26/41	1,000	993
Citigroup Inc.	5.875%	1/30/42	100	106
Citigroup Inc.	5.300%	5/6/44	375	357
Citigroup Inc.	4.650%	7/30/45	200	182
Citigroup Inc.	4.750%	5/18/46	375	332
Citigroup Inc.	4.650%	7/23/48	450	417
Citizens Bank NA/Providence RI	6.064%	10/24/25	250	235
Citizens Financial Group Inc.	2.850%	7/27/26	175	149
Citizens Financial Group Inc.	2.500%	2/6/30	200	158
Citizens Financial Group Inc.	4.300%	2/11/31	357	307
Citizens Financial Group Inc.	2.638%	9/30/32	125	89
CME Group Inc.	2.650%	3/15/32	500	433
CME Group Inc.	5.300%	9/15/43	200	212
CNA Financial Corp.	3.950%	5/15/24	150	148
CNA Financial Corp.	4.500%	3/1/26	125	124
CNA Financial Corp.	3.450%	8/15/27	100	94
CNA Financial Corp.	3.900%	5/1/29	100	94
CNO Financial Group Inc.	5.250%	5/30/25	250	247
Comerica Bank	4.000%	7/27/25	50	41
Commonwealth Bank of Australia	5.316%	3/13/26	265	269
Cooperatieve Rabobank UA	3.875%	8/22/24	250	246
Cooperatieve Rabobank UA	3.375%	5/21/25	666	642
Cooperatieve Rabobank UA	3.750%	7/21/26	475	449
Cooperatieve Rabobank UA	5.250%	5/24/41	100	106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cooperatieve Rabobank UA	5.750%	12/1/43	250	254
	Cooperatieve Rabobank UA	5.250%	8/4/45	350	328
[5]	Corebridge Financial Inc.	3.500%	4/4/25	500	481
[5]	Corebridge Financial Inc.	3.850%	4/5/29	185	169
[5]	Corebridge Financial Inc.	3.900%	4/5/32	500	433
[5]	Corebridge Financial Inc.	4.350%	4/5/42	100	82
[5]	Corebridge Financial Inc.	4.400%	4/5/52	215	168
	Credit Suisse AG	4.750%	8/9/24	550	531
	Credit Suisse AG	3.625%	9/9/24	575	550
	Credit Suisse AG	7.500%	2/15/28	425	451
	Credit Suisse Group AG	3.750%	3/26/25	250	230
	Credit Suisse Group AG	4.550%	4/17/26	456	419
	Credit Suisse Group AG	4.875%	5/15/45	375	321
	Credit Suisse USA Inc.	7.125%	7/15/32	100	111
	Deutsche Bank AG	3.700%	5/30/24	548	520
	Deutsche Bank AG	4.500%	4/1/25	200	184
	Deutsche Bank AG	4.100%	1/13/26	100	91
	Deutsche Bank AG	1.686%	3/19/26	500	443
	Deutsche Bank AG	6.119%	7/14/26	1,150	1,116
	Deutsche Bank AG	2.311%	11/16/27	250	212
	Deutsche Bank AG	6.720%	1/18/29	325	324
	Deutsche Bank AG	4.875%	12/1/32	240	195
	Deutsche Bank AG	3.742%	1/7/33	215	156
	Deutsche Bank AG	7.079%	2/10/34	200	185
	Discover Bank	2.450%	9/12/24	150	142
	Discover Bank	3.450%	7/27/26	309	285
	Discover Bank	4.650%	9/13/28	250	237
	Discover Bank	2.700%	2/6/30	100	81
	Discover Financial Services	3.950%	11/6/24	450	429
	Discover Financial Services	3.750%	3/4/25	183	174
	Discover Financial Services	4.500%	1/30/26	428	413
	Discover Financial Services	4.100%	2/9/27	250	236
	Discover Financial Services	6.700%	11/29/32	250	258
	Eaton Vance Corp.	3.500%	4/6/27	100	95
	Enstar Group Ltd.	4.950%	6/1/29	395	370
	Equitable Holdings Inc.	7.000%	4/1/28	75	81
	Equitable Holdings Inc.	4.350%	4/20/28	279	268
	Equitable Holdings Inc.	5.000%	4/20/48	350	300
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	92
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	500	338
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	49
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	100	94
[5]	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	200	197
	Fidelity National Financial Inc.	3.400%	6/15/30	100	88
	Fidelity National Financial Inc.	2.450%	3/15/31	500	401
	Fifth Third Bancorp	2.375%	1/28/25	349	324
	Fifth Third Bancorp	2.550%	5/5/27	100	86
	Fifth Third Bancorp	1.707%	11/1/27	200	169
	Fifth Third Bancorp	3.950%	3/14/28	75	68
	Fifth Third Bancorp	4.772%	7/28/30	125	115
	Fifth Third Bancorp	8.250%	3/1/38	200	226
	Fifth Third Bank NA	3.950%	7/28/25	200	188
	Fifth Third Bank NA	3.850%	3/15/26	200	183
	Fifth Third Bank NA	2.250%	2/1/27	250	218
	First American Financial Corp.	4.600%	11/15/24	100	98
	First American Financial Corp.	2.400%	8/15/31	200	155
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	75	73
	Franklin Resources Inc.	2.950%	8/12/51	200	130

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
FS KKR Capital Corp.	4.625%	7/15/24	25	24
FS KKR Capital Corp.	4.125%	2/1/25	100	95
FS KKR Capital Corp.	3.400%	1/15/26	500	450
GATX Corp.	3.250%	3/30/25	125	120
GATX Corp.	3.250%	9/15/26	50	47
GATX Corp.	3.850%	3/30/27	175	167
GATX Corp.	3.500%	3/15/28	100	92
GATX Corp.	4.550%	11/7/28	150	147
GATX Corp.	4.700%	4/1/29	75	73
GATX Corp.	4.500%	3/30/45	50	41
GATX Corp.	3.100%	6/1/51	200	128
Globe Life Inc.	4.550%	9/15/28	80	79
Goldman Sachs Capital I	6.345%	2/15/34	225	227
Goldman Sachs Group Inc.	3.850%	7/8/24	586	576
Goldman Sachs Group Inc.	3.500%	1/23/25	1,332	1,296
Goldman Sachs Group Inc.	3.500%	4/1/25	50	49
Goldman Sachs Group Inc.	3.750%	5/22/25	825	801
Goldman Sachs Group Inc.	3.272%	9/29/25	550	533
Goldman Sachs Group Inc.	4.250%	10/21/25	200	194
Goldman Sachs Group Inc.	3.750%	2/25/26	200	195
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,194
Goldman Sachs Group Inc.	1.093%	12/9/26	500	447
Goldman Sachs Group Inc.	5.950%	1/15/27	400	412
Goldman Sachs Group Inc.	3.850%	1/26/27	350	338
Goldman Sachs Group Inc.	1.542%	9/10/27	200	176
Goldman Sachs Group Inc.	1.948%	10/21/27	1,350	1,206
Goldman Sachs Group Inc.	2.640%	2/24/28	1,008	920
Goldman Sachs Group Inc.	3.615%	3/15/28	495	469
Goldman Sachs Group Inc.	3.691%	6/5/28	625	593
Goldman Sachs Group Inc.	4.482%	8/23/28	475	465
Goldman Sachs Group Inc.	3.814%	4/23/29	450	423
Goldman Sachs Group Inc.	4.223%	5/1/29	475	453
Goldman Sachs Group Inc.	3.800%	3/15/30	1,250	1,164
Goldman Sachs Group Inc.	1.992%	1/27/32	1,550	1,236
Goldman Sachs Group Inc.	2.650%	10/21/32	800	660
Goldman Sachs Group Inc.	3.102%	2/24/33	300	257
Goldman Sachs Group Inc.	6.450%	5/1/36	50	53
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,057
Goldman Sachs Group Inc.	4.017%	10/31/38	405	350
Goldman Sachs Group Inc.	4.411%	4/23/39	500	450
Goldman Sachs Group Inc.	6.250%	2/1/41	675	744
Goldman Sachs Group Inc.	3.210%	4/22/42	1,030	776
Goldman Sachs Group Inc.	4.800%	7/8/44	360	335
Goldman Sachs Group Inc.	5.150%	5/22/45	475	451
Hanover Insurance Group Inc.	4.500%	4/15/26	100	99
Hartford Financial Services Group Inc.	2.800%	8/19/29	350	308
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	53
Hartford Financial Services Group Inc.	6.100%	10/1/41	100	104
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	148
Hartford Financial Services Group Inc.	3.600%	8/19/49	125	95
Hartford Financial Services Group Inc.	2.900%	9/15/51	200	132
HSBC Bank USA NA	7.000%	1/15/39	250	276
HSBC Holdings plc	3.950%	5/18/24	1,300	1,295
HSBC Holdings plc	4.250%	8/18/25	150	143
HSBC Holdings plc	2.633%	11/7/25	200	189
HSBC Holdings plc	4.300%	3/8/26	1,100	1,075
HSBC Holdings plc	2.999%	3/10/26	300	284
HSBC Holdings plc	1.645%	4/18/26	1,000	914

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
HSBC Holdings plc	3.900%	5/25/26	450	426
HSBC Holdings plc	2.099%	6/4/26	1,700	1,562
HSBC Holdings plc	4.292%	9/12/26	500	478
HSBC Holdings plc	7.336%	11/3/26	250	260
HSBC Holdings plc	4.375%	11/23/26	350	334
HSBC Holdings plc	1.589%	5/24/27	500	441
HSBC Holdings plc	2.251%	11/22/27	725	642
HSBC Holdings plc	4.041%	3/13/28	400	377
HSBC Holdings plc	5.210%	8/11/28	815	808
HSBC Holdings plc	4.583%	6/19/29	400	380
HSBC Holdings plc	2.206%	8/17/29	500	420
HSBC Holdings plc	4.950%	3/31/30	250	245
HSBC Holdings plc	3.973%	5/22/30	570	515
HSBC Holdings plc	7.625%	5/17/32	100	108
HSBC Holdings plc	2.871%	11/22/32	1,225	998
HSBC Holdings plc	7.350%	11/27/32	100	108
HSBC Holdings plc	4.762%	3/29/33	300	274
HSBC Holdings plc	5.402%	8/11/33	275	272
HSBC Holdings plc	8.113%	11/3/33	250	279
HSBC Holdings plc	6.254%	3/9/34	350	366
HSBC Holdings plc	6.500%	5/2/36	600	607
HSBC Holdings plc	6.500%	9/15/37	50	51
HSBC Holdings plc	6.800%	6/1/38	200	204
HSBC Holdings plc	6.332%	3/9/44	350	370
HSBC Holdings plc	5.250%	3/14/44	750	662
HSBC USA Inc.	3.500%	6/23/24	150	146
HSBC USA Inc.	5.625%	3/17/25	405	406
Huntington Bancshares Inc.	4.443%	8/4/28	200	183
Huntington Bancshares Inc.	2.550%	2/4/30	250	198
Huntington National Bank	5.699%	11/18/25	250	242
Huntington National Bank	4.270%	11/25/26	150	138
Huntington National Bank	4.552%	5/17/28	250	235
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	242
ING Groep NV	3.550%	4/9/24	200	196
ING Groep NV	3.869%	3/28/26	200	193
ING Groep NV	3.950%	3/29/27	300	287
ING Groep NV	4.017%	3/28/28	200	190
ING Groep NV	4.550%	10/2/28	200	192
ING Groep NV	4.050%	4/9/29	200	188
Intercontinental Exchange Inc.	3.650%	5/23/25	150	148
Intercontinental Exchange Inc.	3.750%	12/1/25	300	292
Intercontinental Exchange Inc.	3.100%	9/15/27	150	142
Intercontinental Exchange Inc.	4.000%	9/15/27	150	148
Intercontinental Exchange Inc.	3.750%	9/21/28	75	72
Intercontinental Exchange Inc.	4.350%	6/15/29	122	121
Intercontinental Exchange Inc.	2.100%	6/15/30	750	635
Intercontinental Exchange Inc.	4.600%	3/15/33	165	164
Intercontinental Exchange Inc.	2.650%	9/15/40	500	363
Intercontinental Exchange Inc.	4.250%	9/21/48	175	153
Intercontinental Exchange Inc.	3.000%	6/15/50	60	42
Intercontinental Exchange Inc.	4.950%	6/15/52	111	108
Intercontinental Exchange Inc.	3.000%	9/15/60	300	196
Intercontinental Exchange Inc.	5.200%	6/15/62	110	111
Invesco Finance plc	3.750%	1/15/26	170	163
Invesco Finance plc	5.375%	11/30/43	75	74
Jackson Financial Inc.	3.125%	11/23/31	250	205
Janus Henderson US Holdings Inc.	4.875%	8/1/25	75	74

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jefferies Financial Group Inc.	4.850%	1/15/27	200	196
Jefferies Financial Group Inc.	4.150%	1/23/30	300	275
Jefferies Financial Group Inc.	6.250%	1/15/36	75	77
Jefferies Financial Group Inc.	6.500%	1/20/43	75	76
JPMorgan Chase & Co.	3.875%	2/1/24	445	441
JPMorgan Chase & Co.	3.625%	5/13/24	526	519
JPMorgan Chase & Co.	1.514%	6/1/24	420	417
JPMorgan Chase & Co.	3.875%	9/10/24	575	565
JPMorgan Chase & Co.	3.125%	1/23/25	400	389
JPMorgan Chase & Co.	0.824%	6/1/25	850	805
JPMorgan Chase & Co.	0.969%	6/23/25	375	355
JPMorgan Chase & Co.	3.900%	7/15/25	362	356
JPMorgan Chase & Co.	2.301%	10/15/25	700	669
JPMorgan Chase & Co.	1.561%	12/10/25	1,300	1,218
JPMorgan Chase & Co.	5.546%	12/15/25	450	453
JPMorgan Chase & Co.	3.300%	4/1/26	685	661
JPMorgan Chase & Co.	2.083%	4/22/26	500	470
JPMorgan Chase & Co.	3.200%	6/15/26	300	288
JPMorgan Chase & Co.	2.950%	10/1/26	875	827
JPMorgan Chase & Co.	4.125%	12/15/26	450	439
JPMorgan Chase & Co.	3.960%	1/29/27	500	485
JPMorgan Chase & Co.	1.578%	4/22/27	500	449
JPMorgan Chase & Co.	1.470%	9/22/27	500	442
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	957
JPMorgan Chase & Co.	3.782%	2/1/28	625	598
JPMorgan Chase & Co.	3.540%	5/1/28	350	331
JPMorgan Chase & Co.	3.509%	1/23/29	575	539
JPMorgan Chase & Co.	4.005%	4/23/29	300	287
JPMorgan Chase & Co.	2.069%	6/1/29	625	541
JPMorgan Chase & Co.	4.203%	7/23/29	250	241
JPMorgan Chase & Co.	4.452%	12/5/29	300	291
JPMorgan Chase & Co.	3.702%	5/6/30	300	279
JPMorgan Chase & Co.	4.565%	6/14/30	275	268
JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,309
JPMorgan Chase & Co.	4.493%	3/24/31	1,050	1,021
JPMorgan Chase & Co.	2.522%	4/22/31	2,000	1,711
JPMorgan Chase & Co.	2.956%	5/13/31	500	431
JPMorgan Chase & Co.	1.764%	11/19/31	500	399
JPMorgan Chase & Co.	2.580%	4/22/32	500	421
JPMorgan Chase & Co.	2.963%	1/25/33	1,000	856
JPMorgan Chase & Co.	5.717%	9/14/33	1,000	1,020
JPMorgan Chase & Co.	6.400%	5/15/38	450	513
JPMorgan Chase & Co.	3.882%	7/24/38	500	440
JPMorgan Chase & Co.	5.500%	10/15/40	650	671
JPMorgan Chase & Co.	3.109%	4/22/41	500	382
JPMorgan Chase & Co.	5.600%	7/15/41	275	287
JPMorgan Chase & Co.	5.400%	1/6/42	150	154
JPMorgan Chase & Co.	3.157%	4/22/42	450	342
JPMorgan Chase & Co.	5.625%	8/16/43	300	309
JPMorgan Chase & Co.	4.950%	6/1/45	100	95
JPMorgan Chase & Co.	4.260%	2/22/48	375	327
JPMorgan Chase & Co.	4.032%	7/24/48	500	421
JPMorgan Chase & Co.	3.964%	11/15/48	1,000	829
JPMorgan Chase & Co.	3.897%	1/23/49	400	328
JPMorgan Chase & Co.	3.109%	4/22/51	500	354
JPMorgan Chase & Co.	3.328%	4/22/52	745	546
Kemper Corp.	4.350%	2/15/25	40	39
KeyBank NA	3.300%	6/1/25	403	377

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
KeyBank NA	4.700%	1/26/26	250	240
KeyBank NA	5.850%	11/15/27	250	246
KeyBank NA	5.000%	1/26/33	250	232
KeyCorp	4.150%	10/29/25	150	141
KeyCorp	4.100%	4/30/28	600	538
KeyCorp	2.550%	10/1/29	150	120
Lazard Group LLC	3.750%	2/13/25	50	49
Lazard Group LLC	3.625%	3/1/27	100	94
Lazard Group LLC	4.500%	9/19/28	100	96
Legg Mason Inc.	4.750%	3/15/26	100	99
Legg Mason Inc.	5.625%	1/15/44	120	120
Lincoln National Corp.	3.350%	3/9/25	13	12
Lincoln National Corp.	3.625%	12/12/26	75	69
Lincoln National Corp.	3.800%	3/1/28	100	91
Lincoln National Corp.	3.050%	1/15/30	350	287
Lincoln National Corp.	6.300%	10/9/37	75	74
Lincoln National Corp.	7.000%	6/15/40	160	172
Lloyds Banking Group plc	4.450%	5/8/25	200	195
Lloyds Banking Group plc	4.582%	12/10/25	700	665
Lloyds Banking Group plc	3.511%	3/18/26	200	190
Lloyds Banking Group plc	4.650%	3/24/26	575	547
Lloyds Banking Group plc	4.716%	8/11/26	200	195
Lloyds Banking Group plc	3.750%	1/11/27	436	408
Lloyds Banking Group plc	3.750%	3/18/28	200	186
Lloyds Banking Group plc	4.375%	3/22/28	250	238
Lloyds Banking Group plc	4.550%	8/16/28	200	190
Lloyds Banking Group plc	3.574%	11/7/28	200	183
Lloyds Banking Group plc	5.871%	3/6/29	200	202
Lloyds Banking Group plc	7.953%	11/15/33	200	221
Lloyds Banking Group plc	5.300%	12/1/45	450	401
Lloyds Banking Group plc	4.344%	1/9/48	275	213
Loews Corp.	6.000%	2/1/35	50	53
Loews Corp.	4.125%	5/15/43	100	85
M&T Bank Corp.	5.053%	1/27/34	200	185
Manufacturers & Traders Trust Co.	2.900%	2/6/25	160	149
Manufacturers & Traders Trust Co.	4.700%	1/27/28	250	234
Manulife Financial Corp.	4.150%	3/4/26	175	172
Manulife Financial Corp.	4.061%	2/24/32	190	180
Manulife Financial Corp.	5.375%	3/4/46	200	203
Markel Corp.	3.500%	11/1/27	50	48
Markel Corp.	3.350%	9/17/29	75	68
Markel Corp.	4.300%	11/1/47	50	41
Markel Corp.	5.000%	5/20/49	150	138
Markel Corp.	4.150%	9/17/50	200	160
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	98
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	97
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	98
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	710	599
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	250	236
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	87
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	171
Mercury General Corp.	4.400%	3/15/27	75	72
MetLife Inc.	3.600%	4/10/24	175	173
MetLife Inc.	3.000%	3/1/25	250	242
MetLife Inc.	3.600%	11/13/25	400	392
MetLife Inc.	4.550%	3/23/30	500	492
MetLife Inc.	6.500%	12/15/32	175	195
MetLife Inc.	6.375%	6/15/34	100	111

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
MetLife Inc.	5.875%	2/6/41	590	613
MetLife Inc.	4.125%	8/13/42	175	147
MetLife Inc.	4.875%	11/13/43	355	331
MetLife Inc.	4.721%	12/15/44	63	58
MetLife Inc.	5.250%	1/15/54	200	195
MetLife Inc.	6.400%	12/15/66	210	201
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	200	193
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	250	244
Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	2,000	1,835
Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	200	199
Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	500	501
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	503
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	231
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	482
Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	400	354
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	234
Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	400	359
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	193
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	195
Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	200	201
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	187
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	156
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	43
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	500	407
Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	400	330
Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	200	184
Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	500	493
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	45
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	170
Mizuho Financial Group Inc.	2.839%	7/16/25	375	361
Mizuho Financial Group Inc.	2.555%	9/13/25	100	95
Mizuho Financial Group Inc.	3.663%	2/28/27	250	237
Mizuho Financial Group Inc.	1.554%	7/9/27	200	177
Mizuho Financial Group Inc.	4.018%	3/5/28	325	307
Mizuho Financial Group Inc.	4.254%	9/11/29	400	378
Mizuho Financial Group Inc.	3.153%	7/16/30	500	440
Mizuho Financial Group Inc.	2.869%	9/13/30	100	86
Mizuho Financial Group Inc.	2.172%	5/22/32	500	393
Morgan Stanley	3.875%	4/29/24	545	538
Morgan Stanley	3.700%	10/23/24	610	599
Morgan Stanley	3.620%	4/17/25	200	196
Morgan Stanley	0.790%	5/30/25	240	227
Morgan Stanley	4.000%	7/23/25	330	324
Morgan Stanley	1.164%	10/21/25	700	654
Morgan Stanley	5.000%	11/24/25	650	647
Morgan Stanley	3.875%	1/27/26	225	220
Morgan Stanley	2.188%	4/28/26	1,000	940
Morgan Stanley	3.125%	7/27/26	700	663
Morgan Stanley	6.250%	8/9/26	1,796	1,876
Morgan Stanley	4.350%	9/8/26	966	942
Morgan Stanley	6.138%	10/16/26	500	512
Morgan Stanley	0.985%	12/10/26	500	446
Morgan Stanley	3.625%	1/20/27	250	241
Morgan Stanley	5.050%	1/28/27	350	349
Morgan Stanley	3.950%	4/23/27	325	314
Morgan Stanley	1.593%	5/4/27	525	473
Morgan Stanley	2.475%	1/21/28	500	457
Morgan Stanley	4.210%	4/20/28	200	194

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Morgan Stanley	3.591%	7/22/28	935	884
Morgan Stanley	6.296%	10/18/28	500	526
Morgan Stanley	3.772%	1/24/29	575	545
Morgan Stanley	5.123%	2/1/29	350	352
Morgan Stanley	4.431%	1/23/30	550	529
Morgan Stanley	2.699%	1/22/31	1,750	1,507
Morgan Stanley	3.622%	4/1/31	600	549
Morgan Stanley	1.794%	2/13/32	500	393
Morgan Stanley	7.250%	4/1/32	150	175
Morgan Stanley	1.928%	4/28/32	200	158
Morgan Stanley	2.239%	7/21/32	500	402
Morgan Stanley	2.511%	10/20/32	600	491
Morgan Stanley	2.943%	1/21/33	500	424
Morgan Stanley	6.342%	10/18/33	750	820
Morgan Stanley	5.948%	1/19/38	350	347
Morgan Stanley	3.971%	7/22/38	375	331
Morgan Stanley	4.457%	4/22/39	250	229
Morgan Stanley	3.217%	4/22/42	325	251
Morgan Stanley	6.375%	7/24/42	600	674
Morgan Stanley	4.300%	1/27/45	650	570
Morgan Stanley	2.802%	1/25/52	940	621
Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	75	72
Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	65	64
Nasdaq Inc.	3.850%	6/30/26	100	98
Nasdaq Inc.	1.650%	1/15/31	250	198
Nasdaq Inc.	2.500%	12/21/40	200	132
Nasdaq Inc.	3.250%	4/28/50	35	24
Nasdaq Inc.	3.950%	3/7/52	200	155
National Australia Bank Ltd.	5.132%	11/22/24	250	252
National Australia Bank Ltd.	3.375%	1/14/26	100	97
National Australia Bank Ltd.	2.500%	7/12/26	200	187
National Australia Bank Ltd.	4.944%	1/12/28	250	253
National Bank of Canada	5.250%	1/17/25	250	250
Natwest Group plc	4.892%	5/18/29	1,000	962
Natwest Group plc	5.076%	1/27/30	200	194
Natwest Group plc	4.445%	5/8/30	700	656
NatWest Group plc	7.472%	11/10/26	200	207
NatWest Group plc	5.847%	3/2/27	200	200
NatWest Group plc	5.516%	9/30/28	200	198
NatWest Group plc	6.016%	3/2/34	200	207
Nomura Holdings Inc.	2.648%	1/16/25	170	161
Nomura Holdings Inc.	5.099%	7/3/25	225	221
Nomura Holdings Inc.	1.851%	7/16/25	300	275
Nomura Holdings Inc.	2.329%	1/22/27	200	177
Nomura Holdings Inc.	5.386%	7/6/27	200	197
Nomura Holdings Inc.	2.172%	7/14/28	200	167
Nomura Holdings Inc.	5.605%	7/6/29	225	222
Nomura Holdings Inc.	3.103%	1/16/30	400	338
Nomura Holdings Inc.	2.679%	7/16/30	250	202
Nomura Holdings Inc.	2.608%	7/14/31	200	157
Northern Trust Corp.	3.950%	10/30/25	150	145
Northern Trust Corp.	4.000%	5/10/27	200	196
Northern Trust Corp.	3.650%	8/3/28	100	96
Northern Trust Corp.	3.375%	5/8/32	50	45
Oaktree Specialty Lending Corp.	3.500%	2/25/25	40	38
Old Republic International Corp.	4.875%	10/1/24	121	119
Old Republic International Corp.	3.875%	8/26/26	100	96
Old Republic International Corp.	3.850%	6/11/51	200	148

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ORIX Corp.	3.250%	12/4/24	75	73
ORIX Corp.	3.700%	7/18/27	200	190
Owl Rock Capital Corp.	5.250%	4/15/24	25	24
Owl Rock Capital Corp.	4.000%	3/30/25	47	44
Owl Rock Capital Corp.	3.750%	7/22/25	180	165
Owl Rock Capital Corp.	3.400%	7/15/26	244	216
Owl Rock Capital Corp.	2.625%	1/15/27	200	169
PartnerRe Finance B LLC	3.700%	7/2/29	95	89
People's United Bank NA	4.000%	7/15/24	100	97
PNC Bank NA	3.300%	10/30/24	706	683
PNC Bank NA	2.950%	2/23/25	293	280
PNC Bank NA	3.250%	6/1/25	169	161
PNC Bank NA	3.100%	10/25/27	250	233
PNC Bank NA	3.250%	1/22/28	150	139
PNC Bank NA	4.050%	7/26/28	250	237
PNC Bank NA	2.700%	10/22/29	150	129
PNC Financial Services Group Inc.	3.900%	4/29/24	125	122
PNC Financial Services Group Inc.	5.671%	10/28/25	200	200
PNC Financial Services Group Inc.	4.758%	1/26/27	200	198
PNC Financial Services Group Inc.	3.150%	5/19/27	450	421
PNC Financial Services Group Inc.	3.450%	4/23/29	500	464
PNC Financial Services Group Inc.	2.550%	1/22/30	425	363
PNC Financial Services Group Inc.	4.626%	6/6/33	200	185
PNC Financial Services Group Inc.	6.037%	10/28/33	255	268
PNC Financial Services Group Inc.	5.068%	1/24/34	200	197
Principal Financial Group Inc.	3.400%	5/15/25	128	123
Principal Financial Group Inc.	3.100%	11/15/26	100	96
Principal Financial Group Inc.	4.625%	9/15/42	50	43
Principal Financial Group Inc.	4.350%	5/15/43	150	124
Principal Financial Group Inc.	4.300%	11/15/46	195	162
Progressive Corp.	2.450%	1/15/27	150	140
Progressive Corp.	6.625%	3/1/29	125	138
Progressive Corp.	4.350%	4/25/44	50	45
Progressive Corp.	4.125%	4/15/47	290	254
Progressive Corp.	4.200%	3/15/48	115	101
Progressive Corp.	3.950%	3/26/50	180	151
Progressive Corp.	3.700%	3/15/52	100	80
Prospect Capital Corp.	3.364%	11/15/26	200	166
Prudential Financial Inc.	3.878%	3/27/28	163	158
Prudential Financial Inc.	5.750%	7/15/33	100	107
Prudential Financial Inc.	5.700%	12/14/36	125	133
Prudential Financial Inc.	6.625%	12/1/37	65	74
Prudential Financial Inc.	3.000%	3/10/40	50	38
Prudential Financial Inc.	6.625%	6/21/40	65	72
Prudential Financial Inc.	5.100%	8/15/43	50	45
Prudential Financial Inc.	5.200%	3/15/44	85	81
Prudential Financial Inc.	4.600%	5/15/44	525	476
Prudential Financial Inc.	5.375%	5/15/45	250	233
Prudential Financial Inc.	3.905%	12/7/47	182	146
Prudential Financial Inc.	5.700%	9/15/48	250	231
Prudential Financial Inc.	3.935%	12/7/49	363	288
Prudential Financial Inc.	4.350%	2/25/50	210	178
Prudential Financial Inc.	3.700%	10/1/50	200	164
Prudential Funding Asia plc	3.125%	4/14/30	200	176
Raymond James Financial Inc.	4.650%	4/1/30	55	54
Raymond James Financial Inc.	4.950%	7/15/46	210	191
Raymond James Financial Inc.	3.750%	4/1/51	250	186
Regions Bank	6.450%	6/26/37	250	255

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Regions Financial Corp.	2.250%	5/18/25	100	92
Reinsurance Group of America Inc.	3.900%	5/15/29	50	47
RenaissanceRe Finance Inc.	3.700%	4/1/25	10	10
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	71
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	69
Royal Bank of Canada	2.550%	7/16/24	200	194
Royal Bank of Canada	5.660%	10/25/24	200	202
Royal Bank of Canada	2.250%	11/1/24	650	622
Royal Bank of Canada	1.600%	1/21/25	100	94
Royal Bank of Canada	3.375%	4/14/25	200	194
Royal Bank of Canada	4.875%	1/12/26	200	200
Royal Bank of Canada	4.650%	1/27/26	898	885
Royal Bank of Canada	1.200%	4/27/26	200	180
Royal Bank of Canada	1.400%	11/2/26	500	443
Royal Bank of Canada	2.050%	1/21/27	100	91
Royal Bank of Canada	3.625%	5/4/27	200	192
Royal Bank of Canada	4.240%	8/3/27	200	195
Royal Bank of Canada	6.000%	11/1/27	200	209
Royal Bank of Canada	4.900%	1/12/28	200	200
Royal Bank of Canada	2.300%	11/3/31	500	414
Royal Bank of Canada	3.875%	5/4/32	200	186
Royal Bank of Canada	5.000%	2/1/33	465	471
Santander Holdings USA Inc.	4.500%	7/17/25	1,125	1,075
Santander Holdings USA Inc.	3.244%	10/5/26	900	814
Santander Holdings USA Inc.	4.400%	7/13/27	250	236
Santander Holdings USA Inc.	2.490%	1/6/28	200	173
Santander Holdings USA Inc.	6.499%	3/9/29	200	200
Santander UK Group Holdings plc	1.532%	8/21/26	600	536
Santander UK Group Holdings plc	1.673%	6/14/27	400	348
Santander UK Group Holdings plc	3.823%	11/3/28	200	183
Santander UK Group Holdings plc	6.534%	1/10/29	415	422
Santander UK plc	2.875%	6/18/24	200	193
Selective Insurance Group Inc.	5.375%	3/1/49	50	47
Sixth Street Specialty Lending Inc.	3.875%	11/1/24	50	48
State Street Corp.	3.300%	12/16/24	227	220
State Street Corp.	3.550%	8/18/25	200	194
State Street Corp.	2.354%	11/1/25	125	120
State Street Corp.	2.650%	5/19/26	125	117
State Street Corp.	4.141%	12/3/29	200	192
State Street Corp.	2.400%	1/24/30	150	130
State Street Corp.	4.821%	1/26/34	130	129
State Street Corp.	3.031%	11/1/34	125	108
Stifel Financial Corp.	4.250%	7/18/24	150	148
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	245
Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	375	362
Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	320	304
Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,500	1,375
Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	200	178
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	146
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	116
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	163
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	188
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	662
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	278
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	94
Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	500	423
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	420
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	150	131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	370	319
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	200	155
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	200	130
	Synchrony Financial	4.250%	8/15/24	250	234
	Synchrony Financial	4.500%	7/23/25	426	387
	Synchrony Financial	3.700%	8/4/26	125	109
	Synchrony Financial	3.950%	12/1/27	300	254
	Toronto-Dominion Bank	3.250%	3/11/24	400	392
	Toronto-Dominion Bank	2.650%	6/12/24	500	486
	Toronto-Dominion Bank	1.250%	12/13/24	825	775
	Toronto-Dominion Bank	1.450%	1/10/25	200	188
	Toronto-Dominion Bank	3.766%	6/6/25	425	414
	Toronto-Dominion Bank	1.150%	6/12/25	200	184
	Toronto-Dominion Bank	0.750%	1/6/26	200	179
	Toronto-Dominion Bank	5.103%	1/9/26	200	201
	Toronto-Dominion Bank	1.250%	9/10/26	325	288
	Toronto-Dominion Bank	1.950%	1/12/27	200	180
	Toronto-Dominion Bank	4.108%	6/8/27	425	412
	Toronto-Dominion Bank	5.156%	1/10/28	225	227
	Toronto-Dominion Bank	2.000%	9/10/31	325	262
	Toronto-Dominion Bank	2.450%	1/12/32	850	705
	Toronto-Dominion Bank	4.456%	6/8/32	400	388
	Travelers Cos. Inc.	6.250%	6/15/37	150	170
	Travelers Cos. Inc.	4.300%	8/25/45	150	135
	Travelers Cos. Inc.	4.000%	5/30/47	225	193
	Travelers Cos. Inc.	4.100%	3/4/49	200	172
	Travelers Cos. Inc.	2.550%	4/27/50	500	327
	Trinity Acquisition plc	4.400%	3/15/26	100	98
	Truist Bank	3.200%	4/1/24	500	486
	Truist Bank	2.150%	12/6/24	250	236
	Truist Bank	3.625%	9/16/25	500	477
	Truist Bank	3.300%	5/15/26	200	185
	Truist Financial Corp.	3.700%	6/5/25	175	168
	Truist Financial Corp.	1.200%	8/5/25	200	180
	Truist Financial Corp.	1.125%	8/3/27	500	423
	Truist Financial Corp.	3.875%	3/19/29	200	180
	Truist Financial Corp.	1.887%	6/7/29	500	418
	Truist Financial Corp.	1.950%	6/5/30	100	81
	Truist Financial Corp.	4.916%	7/28/33	200	186
	Truist Financial Corp.	5.122%	1/26/34	810	789
[5]	UBS Group AG	3.126%	8/13/30	50	43
	Unum Group	4.000%	6/15/29	80	75
	Unum Group	5.750%	8/15/42	75	68
	Unum Group	4.500%	12/15/49	100	73
	US Bancorp	3.950%	11/17/25	25	24
	US Bancorp	3.100%	4/27/26	300	278
	US Bancorp	2.375%	7/22/26	249	229
	US Bancorp	5.727%	10/21/26	525	527
	US Bancorp	3.150%	4/27/27	275	257
	US Bancorp	3.900%	4/26/28	75	72
	US Bancorp	3.000%	7/30/29	240	209
	US Bancorp	2.677%	1/27/33	90	74
	US Bancorp	4.967%	7/22/33	235	223
	US Bancorp	5.850%	10/21/33	525	549
	US Bancorp	4.839%	2/1/34	960	931
	US Bancorp	2.491%	11/3/36	250	193
	US Bank NA	2.050%	1/21/25	175	165
	US Bank NA	2.800%	1/27/25	625	599

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Voya Financial Inc.	3.650%	6/15/26	250	238
Voya Financial Inc.	5.700%	7/15/43	75	74
Voya Financial Inc.	4.800%	6/15/46	40	34
Voya Financial Inc.	4.700%	1/23/48	100	79
Wells Fargo & Co.	1.654%	6/2/24	287	285
Wells Fargo & Co.	3.000%	2/19/25	425	409
Wells Fargo & Co.	0.805%	5/19/25	385	366
Wells Fargo & Co.	2.406%	10/30/25	600	571
Wells Fargo & Co.	2.164%	2/11/26	500	471
Wells Fargo & Co.	3.000%	4/22/26	1,275	1,205
Wells Fargo & Co.	3.908%	4/25/26	400	388
Wells Fargo & Co.	4.100%	6/3/26	725	702
Wells Fargo & Co.	4.540%	8/15/26	275	270
Wells Fargo & Co.	3.000%	10/23/26	675	631
Wells Fargo & Co.	4.300%	7/22/27	475	461
Wells Fargo & Co.	3.584%	5/22/28	500	471
Wells Fargo & Co.	4.808%	7/25/28	975	963
Wells Fargo & Co.	4.150%	1/24/29	200	191
Wells Fargo & Co.	2.879%	10/30/30	1,300	1,128
Wells Fargo & Co.	4.478%	4/4/31	1,250	1,197
Wells Fargo & Co.	4.897%	7/25/33	975	951
Wells Fargo & Co.	3.068%	4/30/41	600	447
Wells Fargo & Co.	5.375%	11/2/43	1,000	957
Wells Fargo & Co.	4.650%	11/4/44	325	281
Wells Fargo & Co.	3.900%	5/1/45	250	202
Wells Fargo & Co.	4.900%	11/17/45	250	222
Wells Fargo & Co.	4.400%	6/14/46	300	247
Wells Fargo & Co.	4.750%	12/7/46	350	304
Wells Fargo & Co.	5.013%	4/4/51	1,750	1,647
Wells Fargo & Co.	4.611%	4/25/53	400	355
Wells Fargo Bank NA	5.950%	8/26/36	200	210
Wells Fargo Bank NA	5.850%	2/1/37	300	313
Wells Fargo Bank NA	6.600%	1/15/38	225	252
Westpac Banking Corp.	1.019%	11/18/24	275	259
Westpac Banking Corp.	2.350%	2/19/25	200	192
Westpac Banking Corp.	2.850%	5/13/26	200	190
Westpac Banking Corp.	1.150%	6/3/26	218	196
Westpac Banking Corp.	2.700%	8/19/26	175	164
Westpac Banking Corp.	3.350%	3/8/27	250	239
Westpac Banking Corp.	1.953%	11/20/28	275	239
Westpac Banking Corp.	2.650%	1/16/30	150	134
Westpac Banking Corp.	2.894%	2/4/30	425	399
Westpac Banking Corp.	4.322%	11/23/31	500	475
Westpac Banking Corp.	5.405%	8/10/33	200	192
Westpac Banking Corp.	4.110%	7/24/34	25	22
Westpac Banking Corp.	2.668%	11/15/35	315	246
Westpac Banking Corp.	3.020%	11/18/36	500	391
Westpac Banking Corp.	4.421%	7/24/39	600	504
Westpac Banking Corp.	2.963%	11/16/40	200	136
Willis North America Inc.	3.600%	5/15/24	125	122
Willis North America Inc.	4.500%	9/15/28	100	97
Willis North America Inc.	2.950%	9/15/29	440	386
Willis North America Inc.	5.050%	9/15/48	50	44
Willis North America Inc.	3.875%	9/15/49	90	67
Zions Bancorp NA	3.250%	10/29/29	250	175
				314,182
Health Care (2.9%)
Abbott Laboratories	3.750%	11/30/26	367	364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Abbott Laboratories	1.150%	1/30/28	100	87
	Abbott Laboratories	1.400%	6/30/30	150	125
	Abbott Laboratories	4.750%	11/30/36	200	208
	Abbott Laboratories	5.300%	5/27/40	250	269
	Abbott Laboratories	4.750%	4/15/43	175	177
	Abbott Laboratories	4.900%	11/30/46	700	720
	AbbVie Inc.	3.850%	6/15/24	200	198
	AbbVie Inc.	2.600%	11/21/24	750	724
	AbbVie Inc.	3.600%	5/14/25	411	403
	AbbVie Inc.	2.950%	11/21/26	740	704
	AbbVie Inc.	4.250%	11/14/28	350	348
	AbbVie Inc.	3.200%	11/21/29	1,130	1,048
	AbbVie Inc.	4.550%	3/15/35	350	342
	AbbVie Inc.	4.500%	5/14/35	495	480
	AbbVie Inc.	4.300%	5/14/36	190	179
	AbbVie Inc.	4.050%	11/21/39	825	736
	AbbVie Inc.	4.625%	10/1/42	50	46
	AbbVie Inc.	4.400%	11/6/42	501	456
	AbbVie Inc.	4.850%	6/15/44	230	220
	AbbVie Inc.	4.750%	3/15/45	200	189
	AbbVie Inc.	4.700%	5/14/45	402	377
	AbbVie Inc.	4.450%	5/14/46	455	412
	AbbVie Inc.	4.875%	11/14/48	350	336
	AbbVie Inc.	4.250%	11/21/49	1,025	904
	Adventist Health System	2.952%	3/1/29	100	88
	Adventist Health System	3.630%	3/1/49	100	74
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	48
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	21
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	89
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	57
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	54
	Aetna Inc.	3.500%	11/15/24	125	122
	Aetna Inc.	6.625%	6/15/36	130	144
	Aetna Inc.	6.750%	12/15/37	100	110
	Aetna Inc.	4.500%	5/15/42	75	67
	Aetna Inc.	4.125%	11/15/42	75	63
	Aetna Inc.	3.875%	8/15/47	300	238
	Agilent Technologies Inc.	3.050%	9/22/26	75	71
	Agilent Technologies Inc.	2.750%	9/15/29	100	90
	Agilent Technologies Inc.	2.100%	6/4/30	100	84
	AHS Hospital Corp.	5.024%	7/1/45	75	74
	AHS Hospital Corp.	2.780%	7/1/51	150	100
[2]	Allina Health System	3.887%	4/15/49	75	61
	AmerisourceBergen Corp.	3.400%	5/15/24	175	172
	AmerisourceBergen Corp.	3.250%	3/1/25	50	48
	AmerisourceBergen Corp.	3.450%	12/15/27	275	261
	AmerisourceBergen Corp.	2.700%	3/15/31	300	257
	AmerisourceBergen Corp.	4.300%	12/15/47	175	152
	Amgen Inc.	3.625%	5/22/24	500	493
	Amgen Inc.	1.900%	2/21/25	180	171
	Amgen Inc.	5.250%	3/2/25	200	202
	Amgen Inc.	5.507%	3/2/26	350	352
	Amgen Inc.	2.200%	2/21/27	150	138
	Amgen Inc.	5.150%	3/2/28	500	511
	Amgen Inc.	1.650%	8/15/28	200	174
	Amgen Inc.	4.050%	8/18/29	200	193
	Amgen Inc.	5.250%	3/2/30	250	255
	Amgen Inc.	2.000%	1/15/32	450	367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	3.350%	2/22/32	500	451
	Amgen Inc.	4.200%	3/1/33	200	192
	Amgen Inc.	5.250%	3/2/33	700	719
	Amgen Inc.	3.150%	2/21/40	575	451
	Amgen Inc.	2.800%	8/15/41	450	329
	Amgen Inc.	4.950%	10/1/41	240	229
	Amgen Inc.	5.150%	11/15/41	126	123
	Amgen Inc.	5.600%	3/2/43	300	309
	Amgen Inc.	4.400%	5/1/45	450	397
	Amgen Inc.	3.375%	2/21/50	725	543
	Amgen Inc.	4.663%	6/15/51	250	227
	Amgen Inc.	3.000%	1/15/52	806	553
	Amgen Inc.	4.200%	2/22/52	500	425
	Amgen Inc.	5.650%	3/2/53	500	520
	Amgen Inc.	2.770%	9/1/53	172	110
	Amgen Inc.	5.750%	3/2/63	500	519
	Ascension Health	2.532%	11/15/29	350	307
	Ascension Health	3.106%	11/15/39	100	80
	Ascension Health	3.945%	11/15/46	175	152
[2]	Ascension Health	4.847%	11/15/53	75	74
	Astrazeneca Finance LLC	0.700%	5/28/24	250	239
	Astrazeneca Finance LLC	1.200%	5/28/26	200	182
	Astrazeneca Finance LLC	1.750%	5/28/28	200	177
	Astrazeneca Finance LLC	2.250%	5/28/31	200	172
	Astrazeneca Finance LLC Co.	4.875%	3/3/28	200	206
	Astrazeneca Finance LLC Co.	4.900%	3/3/30	200	205
	Astrazeneca Finance LLC Co.	4.875%	3/3/33	200	206
	AstraZeneca plc	3.375%	11/16/25	400	392
	AstraZeneca plc	0.700%	4/8/26	500	450
	AstraZeneca plc	4.000%	1/17/29	200	197
	AstraZeneca plc	1.375%	8/6/30	300	245
	AstraZeneca plc	6.450%	9/15/37	450	531
	AstraZeneca plc	4.000%	9/18/42	290	264
	AstraZeneca plc	4.375%	11/16/45	200	192
	AstraZeneca plc	3.000%	5/28/51	335	254
	Banner Health	2.338%	1/1/30	125	108
	Banner Health	3.181%	1/1/50	75	55
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	250	189
	Baxalta Inc.	4.000%	6/23/25	97	95
	Baxalta Inc.	5.250%	6/23/45	73	72
	Baxter International Inc.	1.322%	11/29/24	200	188
	Baxter International Inc.	1.915%	2/1/27	750	671
	Baxter International Inc.	2.272%	12/1/28	250	217
	Baxter International Inc.	2.539%	2/1/32	500	407
	Baxter International Inc.	3.500%	8/15/46	100	71
	Baxter International Inc.	3.132%	12/1/51	200	130
	Baylor Scott & White Holdings	1.777%	11/15/30	100	81
	Baylor Scott & White Holdings	4.185%	11/15/45	100	88
	Baylor Scott & White Holdings	2.839%	11/15/50	350	238
	Becton Dickinson & Co.	3.734%	12/15/24	75	73
	Becton Dickinson & Co.	3.700%	6/6/27	375	362
	Becton Dickinson & Co.	4.693%	2/13/28	250	251
	Becton Dickinson & Co.	1.957%	2/11/31	500	411
	Becton Dickinson & Co.	4.875%	5/15/44	26	23
	Becton Dickinson & Co.	4.685%	12/15/44	172	160
	Becton Dickinson & Co.	4.669%	6/6/47	300	280
	BHSH System Obligated Group	3.487%	7/15/49	75	58

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Biogen Inc.	4.050%	9/15/25	350	342
	Biogen Inc.	2.250%	5/1/30	400	337
	Biogen Inc.	3.150%	5/1/50	300	209
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	250	227
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	25	24
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	90
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	178
	Boston Scientific Corp.	1.900%	6/1/25	550	520
	Boston Scientific Corp.	2.650%	6/1/30	150	133
	Boston Scientific Corp.	4.550%	3/1/39	131	123
	Boston Scientific Corp.	7.375%	1/15/40	50	61
	Boston Scientific Corp.	4.700%	3/1/49	133	127
	Bristol-Myers Squibb Co.	2.900%	7/26/24	675	662
	Bristol-Myers Squibb Co.	3.200%	6/15/26	302	292
	Bristol-Myers Squibb Co.	1.125%	11/13/27	500	438
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	203
	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	270
	Bristol-Myers Squibb Co.	3.400%	7/26/29	155	147
	Bristol-Myers Squibb Co.	1.450%	11/13/30	200	164
	Bristol-Myers Squibb Co.	2.950%	3/15/32	300	271
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	80
	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	170
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	231
	Bristol-Myers Squibb Co.	4.550%	2/20/48	233	220
	Bristol-Myers Squibb Co.	4.250%	10/26/49	700	635
	Bristol-Myers Squibb Co.	2.550%	11/13/50	500	335
	Bristol-Myers Squibb Co.	3.700%	3/15/52	720	602
	Bristol-Myers Squibb Co.	3.900%	3/15/62	200	165
	Cardinal Health Inc.	3.079%	6/15/24	290	283
	Cardinal Health Inc.	3.750%	9/15/25	100	98
	Cardinal Health Inc.	4.600%	3/15/43	75	65
	Cardinal Health Inc.	4.500%	11/15/44	50	43
	Cardinal Health Inc.	4.368%	6/15/47	125	104
	Centene Corp.	4.250%	12/15/27	474	457
	Centene Corp.	2.450%	7/15/28	267	232
	Centene Corp.	4.625%	12/15/29	386	363
	Centene Corp.	3.375%	2/15/30	110	96
	Centene Corp.	3.000%	10/15/30	407	343
	Centene Corp.	2.500%	3/1/31	395	320
	Centene Corp.	2.625%	8/1/31	254	206
	Children's Health System of Texas	2.511%	8/15/50	100	64
	Children's Hospital Corp.	4.115%	1/1/47	75	67
	Children's Hospital Corp.	2.585%	2/1/50	50	33
	Children's Hospital Medical Center	4.268%	5/15/44	50	47
	CHRISTUS Health	4.341%	7/1/28	125	122
	Cigna Group	3.500%	6/15/24	175	172
	Cigna Group	3.250%	4/15/25	250	242
	Cigna Group	4.125%	11/15/25	467	460
	Cigna Group	4.500%	2/25/26	390	388
	Cigna Group	3.400%	3/1/27	275	263
	Cigna Group	7.875%	5/15/27	41	46
	Cigna Group	4.375%	10/15/28	610	601
	Cigna Group	2.400%	3/15/30	265	230
	Cigna Group	2.375%	3/15/31	250	211
	Cigna Group	4.800%	8/15/38	415	403
	Cigna Group	3.200%	3/15/40	150	118
	Cigna Group	6.125%	11/15/41	92	101
	Cigna Group	4.800%	7/15/46	400	367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cigna Group	3.875%	10/15/47	170	137
	Cigna Group	4.900%	12/15/48	545	513
	Cigna Group	3.400%	3/15/50	375	277
	City of Hope	5.623%	11/15/43	75	76
	City of Hope	4.378%	8/15/48	100	87
	Cleveland Clinic Foundation	4.858%	1/1/14	100	93
	CommonSpirit Health	2.760%	10/1/24	100	97
	CommonSpirit Health	2.782%	10/1/30	500	427
[2]	CommonSpirit Health	4.350%	11/1/42	225	192
	CommonSpirit Health	3.817%	10/1/49	50	39
	CommonSpirit Health	4.187%	10/1/49	200	163
	Community Health Network Inc.	3.099%	5/1/50	250	168
	Cottage Health Obligated Group	3.304%	11/1/49	100	74
	CVS Health Corp.	3.375%	8/12/24	275	270
	CVS Health Corp.	3.875%	7/20/25	573	563
	CVS Health Corp.	2.875%	6/1/26	416	395
	CVS Health Corp.	3.000%	8/15/26	450	429
	CVS Health Corp.	1.300%	8/21/27	400	348
	CVS Health Corp.	4.300%	3/25/28	677	665
	CVS Health Corp.	3.250%	8/15/29	360	329
	CVS Health Corp.	5.125%	2/21/30	250	253
	CVS Health Corp.	1.750%	8/21/30	225	183
	CVS Health Corp.	1.875%	2/28/31	350	284
	CVS Health Corp.	5.250%	2/21/33	250	255
	CVS Health Corp.	4.875%	7/20/35	125	122
	CVS Health Corp.	4.780%	3/25/38	1,000	953
	CVS Health Corp.	6.125%	9/15/39	75	79
	CVS Health Corp.	4.125%	4/1/40	200	172
	CVS Health Corp.	5.300%	12/5/43	150	147
	CVS Health Corp.	5.125%	7/20/45	525	498
	CVS Health Corp.	5.050%	3/25/48	1,400	1,310
	CVS Health Corp.	4.250%	4/1/50	300	250
	CVS Health Corp.	5.625%	2/21/53	250	253
	Danaher Corp.	3.350%	9/15/25	100	98
	Danaher Corp.	4.375%	9/15/45	75	70
	Danaher Corp.	2.600%	10/1/50	500	342
	Dartmouth-Hitchcock Health	4.178%	8/1/48	100	82
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	150	133
	DH Europe Finance II Sarl	2.200%	11/15/24	250	240
	DH Europe Finance II Sarl	2.600%	11/15/29	150	134
	DH Europe Finance II Sarl	3.250%	11/15/39	175	147
	Dignity Health	3.812%	11/1/24	100	98
	Dignity Health	4.500%	11/1/42	100	88
	Dignity Health	5.267%	11/1/64	50	47
	Duke University Health System Inc.	3.920%	6/1/47	100	86
	Edwards Lifesciences Corp.	4.300%	6/15/28	100	100
	Elevance Health Inc.	3.500%	8/15/24	475	465
	Elevance Health Inc.	2.375%	1/15/25	100	96
	Elevance Health Inc.	2.250%	5/15/30	530	455
	Elevance Health Inc.	2.550%	3/15/31	650	559
	Elevance Health Inc.	4.100%	5/15/32	200	191
	Elevance Health Inc.	5.500%	10/15/32	250	263
	Elevance Health Inc.	4.750%	2/15/33	200	201
	Elevance Health Inc.	5.950%	12/15/34	1	1
	Elevance Health Inc.	5.850%	1/15/36	75	80
	Elevance Health Inc.	6.375%	6/15/37	50	56
	Elevance Health Inc.	4.625%	5/15/42	175	163
	Elevance Health Inc.	4.650%	1/15/43	775	726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Elevance Health Inc.	5.100%	1/15/44	100	97
	Elevance Health Inc.	4.375%	12/1/47	261	233
	Elevance Health Inc.	4.550%	3/1/48	155	141
	Elevance Health Inc.	4.550%	5/15/52	200	180
	Elevance Health Inc.	5.125%	2/15/53	200	199
	Elevance Health Inc.	4.850%	8/15/54	30	27
	Eli Lilly & Co.	2.750%	6/1/25	71	69
	Eli Lilly & Co.	3.375%	3/15/29	92	88
	Eli Lilly & Co.	2.500%	9/15/60	250	160
	Eli Lilly & Co.	4.950%	2/27/63	250	257
[5]	GE HealthCare Technologies Inc.	5.550%	11/15/24	200	201
[5]	GE HealthCare Technologies Inc.	5.600%	11/15/25	250	253
[5]	GE HealthCare Technologies Inc.	5.650%	11/15/27	200	207
[5]	GE HealthCare Technologies Inc.	5.905%	11/22/32	250	266
[5]	GE HealthCare Technologies Inc.	6.377%	11/22/52	150	168
	Gilead Sciences Inc.	3.700%	4/1/24	470	464
	Gilead Sciences Inc.	3.650%	3/1/26	575	563
	Gilead Sciences Inc.	2.950%	3/1/27	525	500
	Gilead Sciences Inc.	4.600%	9/1/35	575	570
	Gilead Sciences Inc.	4.000%	9/1/36	350	324
	Gilead Sciences Inc.	5.650%	12/1/41	175	189
	Gilead Sciences Inc.	4.800%	4/1/44	400	388
	Gilead Sciences Inc.	4.750%	3/1/46	455	437
	Gilead Sciences Inc.	2.800%	10/1/50	475	328
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	604	597
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	368
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	91
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	648
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	91
	GlaxoSmithKline Capital plc	3.375%	6/1/29	25	24
	Hackensack Meridian Health Inc.	2.675%	9/1/41	250	178
	Hackensack Meridian Health Inc.	4.211%	7/1/48	125	110
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	45
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	75	54
	HCA Inc.	5.375%	2/1/25	250	250
	HCA Inc.	5.250%	4/15/25	320	321
	HCA Inc.	5.250%	6/15/26	325	325
	HCA Inc.	4.500%	2/15/27	125	122
	HCA Inc.	4.125%	6/15/29	405	380
	HCA Inc.	3.500%	9/1/30	500	445
	HCA Inc.	2.375%	7/15/31	400	322
[5]	HCA Inc.	3.625%	3/15/32	250	220
	HCA Inc.	5.125%	6/15/39	200	187
[5]	HCA Inc.	4.375%	3/15/42	250	210
	HCA Inc.	5.500%	6/15/47	425	399
	HCA Inc.	5.250%	6/15/49	400	361
	HCA Inc.	3.500%	7/15/51	200	138
[5]	HCA Inc.	4.625%	3/15/52	300	249
	Humana Inc.	3.850%	10/1/24	326	320
	Humana Inc.	1.350%	2/3/27	200	176
	Humana Inc.	3.950%	3/15/27	150	145
	Humana Inc.	4.875%	4/1/30	135	136
	Humana Inc.	2.150%	2/3/32	200	162
	Humana Inc.	4.625%	12/1/42	110	99
	Humana Inc.	4.950%	10/1/44	270	253
	Humana Inc.	3.950%	8/15/49	40	33
	IHC Health Services Inc.	4.131%	5/15/48	100	88
	Illumina Inc.	2.550%	3/23/31	250	207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	125	107
	Iowa Health System	3.665%	2/15/50	125	96
	Johns Hopkins Health System Corp.	3.837%	5/15/46	125	106
	Johnson & Johnson	2.625%	1/15/25	250	244
	Johnson & Johnson	2.450%	3/1/26	350	337
	Johnson & Johnson	2.950%	3/3/27	200	194
	Johnson & Johnson	0.950%	9/1/27	300	266
	Johnson & Johnson	2.900%	1/15/28	100	96
	Johnson & Johnson	1.300%	9/1/30	375	314
	Johnson & Johnson	4.950%	5/15/33	150	162
	Johnson & Johnson	4.375%	12/5/33	175	180
	Johnson & Johnson	3.550%	3/1/36	175	162
	Johnson & Johnson	3.625%	3/3/37	300	277
	Johnson & Johnson	5.950%	8/15/37	200	232
	Johnson & Johnson	2.100%	9/1/40	250	182
	Johnson & Johnson	4.500%	9/1/40	150	149
	Johnson & Johnson	4.850%	5/15/41	75	77
	Johnson & Johnson	4.500%	12/5/43	200	201
	Johnson & Johnson	3.750%	3/3/47	250	224
	Johnson & Johnson	2.250%	9/1/50	400	269
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	94
	Kaiser Foundation Hospitals	2.810%	6/1/41	250	184
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	230
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	132
	Kaiser Foundation Hospitals	3.266%	11/1/49	225	168
	Kaiser Foundation Hospitals	3.002%	6/1/51	250	177
	Koninklijke KPN NV	6.875%	3/11/38	100	115
	Koninklijke Philips NV	5.000%	3/15/42	150	140
	Laboratory Corp. of America Holdings	3.250%	9/1/24	150	147
	Laboratory Corp. of America Holdings	2.300%	12/1/24	100	96
	Laboratory Corp. of America Holdings	3.600%	2/1/25	200	195
	Laboratory Corp. of America Holdings	1.550%	6/1/26	200	179
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	95
	Laboratory Corp. of America Holdings	2.950%	12/1/29	125	112
	Laboratory Corp. of America Holdings	2.700%	6/1/31	200	172
	Laboratory Corp. of America Holdings	4.700%	2/1/45	195	175
	Mass General Brigham Inc.	3.192%	7/1/49	150	111
	Mass General Brigham Inc.	3.342%	7/1/60	250	180
	Mayo Clinic	3.774%	11/15/43	75	64
	Mayo Clinic	4.128%	11/15/52	50	44
	Mayo Clinic	3.196%	11/15/61	250	174
	McKesson Corp.	0.900%	12/3/25	500	453
[2]	MedStar Health Inc.	3.626%	8/15/49	75	55
	Medtronic Inc.	4.375%	3/15/35	511	503
	Medtronic Inc.	4.625%	3/15/45	244	239
	Memorial Health Services	3.447%	11/1/49	150	115
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	71
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	132
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	22
	Merck & Co. Inc.	2.750%	2/10/25	740	724
	Merck & Co. Inc.	1.700%	6/10/27	400	364
	Merck & Co. Inc.	3.400%	3/7/29	375	360
	Merck & Co. Inc.	1.450%	6/24/30	210	174
	Merck & Co. Inc.	2.150%	12/10/31	450	380
	Merck & Co. Inc.	6.500%	12/1/33	125	147
	Merck & Co. Inc.	3.900%	3/7/39	200	183
	Merck & Co. Inc.	3.600%	9/15/42	100	86

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	4.150%	5/18/43	200	187
	Merck & Co. Inc.	3.700%	2/10/45	525	457
	Merck & Co. Inc.	4.000%	3/7/49	300	269
	Merck & Co. Inc.	2.750%	12/10/51	700	496
	Merck & Co. Inc.	2.900%	12/10/61	375	257
	Methodist Hospital	2.705%	12/1/50	300	200
[2]	Montefiore Obligated Group	5.246%	11/1/48	150	109
	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	353
	MultiCare Health System	2.803%	8/15/50	250	156
	Mylan Inc.	5.400%	11/29/43	100	83
	Mylan Inc.	5.200%	4/15/48	175	138
	New York and Presbyterian Hospital	4.024%	8/1/45	130	115
	New York and Presbyterian Hospital	4.063%	8/1/56	75	65
	New York and Presbyterian Hospital	2.606%	8/1/60	100	61
	New York and Presbyterian Hospital	3.954%	8/1/19	125	93
	Northwell Healthcare Inc.	3.979%	11/1/46	100	79
	Northwell Healthcare Inc.	4.260%	11/1/47	200	171
	Northwell Healthcare Inc.	3.809%	11/1/49	100	78
	Novant Health Inc.	2.637%	11/1/36	250	198
	Novartis Capital Corp.	3.400%	5/6/24	400	395
	Novartis Capital Corp.	1.750%	2/14/25	200	191
	Novartis Capital Corp.	2.000%	2/14/27	525	485
	Novartis Capital Corp.	3.100%	5/17/27	175	168
	Novartis Capital Corp.	2.200%	8/14/30	410	360
	Novartis Capital Corp.	3.700%	9/21/42	100	89
	Novartis Capital Corp.	4.400%	5/6/44	375	369
	Novartis Capital Corp.	4.000%	11/20/45	225	207
	Novartis Capital Corp.	2.750%	8/14/50	75	55
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/50	10	6
	NYU Langone Hospitals	4.784%	7/1/44	100	95
[2]	NYU Langone Hospitals	4.368%	7/1/47	110	99
	NYU Langone Hospitals	3.380%	7/1/55	200	145
[2]	OhioHealth Corp.	3.042%	11/15/50	100	72
	Orlando Health Obligated Group	4.089%	10/1/48	50	42
	PeaceHealth Obligated Group	4.787%	11/15/48	75	70
	PeaceHealth Obligated Group	3.218%	11/15/50	200	142
	PerkinElmer Inc.	0.850%	9/15/24	250	234
	PerkinElmer Inc.	1.900%	9/15/28	250	214
	PerkinElmer Inc.	3.625%	3/15/51	150	109
	Pfizer Inc.	3.600%	9/15/28	200	196
	Pfizer Inc.	3.450%	3/15/29	375	362
	Pfizer Inc.	2.625%	4/1/30	300	271
	Pfizer Inc.	1.700%	5/28/30	225	189
	Pfizer Inc.	1.750%	8/18/31	200	165
	Pfizer Inc.	4.000%	12/15/36	250	240
	Pfizer Inc.	4.100%	9/15/38	150	141
	Pfizer Inc.	3.900%	3/15/39	125	113
	Pfizer Inc.	7.200%	3/15/39	425	535
	Pfizer Inc.	2.550%	5/28/40	200	150
	Pfizer Inc.	4.300%	6/15/43	125	118
	Pfizer Inc.	4.400%	5/15/44	200	192
	Pfizer Inc.	4.125%	12/15/46	250	230
	Pfizer Inc.	4.200%	9/15/48	350	325
	Pfizer Inc.	4.000%	3/15/49	175	159
	Pfizer Inc.	2.700%	5/28/50	450	323
	Pharmacia LLC	6.600%	12/1/28	175	196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	46
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	129
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	60
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	59
	Quest Diagnostics Inc.	4.250%	4/1/24	100	99
	Quest Diagnostics Inc.	3.500%	3/30/25	100	97
	Quest Diagnostics Inc.	3.450%	6/1/26	125	120
	Quest Diagnostics Inc.	4.200%	6/30/29	140	138
	Quest Diagnostics Inc.	2.950%	6/30/30	160	143
	Quest Diagnostics Inc.	2.800%	6/30/31	125	109
	Quest Diagnostics Inc.	5.750%	1/30/40	13	13
	Quest Diagnostics Inc.	4.700%	3/30/45	25	23
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	500	404
	Royalty Pharma plc	1.200%	9/2/25	300	272
	Royalty Pharma plc	2.200%	9/2/30	300	245
	Royalty Pharma plc	3.550%	9/2/50	350	241
	Royalty Pharma plc	3.350%	9/2/51	250	164
	Rush Obligated Group	3.922%	11/15/29	75	70
	RWJ Barnabas Health Inc.	3.949%	7/1/46	100	84
	RWJ Barnabas Health Inc.	3.477%	7/1/49	25	20
	Sanofi	3.625%	6/19/28	225	220
	Seattle Children's Hospital	2.719%	10/1/50	200	137
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	547
	Smith & Nephew plc	2.032%	10/14/30	300	243
	SSM Health Care Corp.	3.823%	6/1/27	100	96
	Stanford Health Care	3.795%	11/15/48	125	104
	Stryker Corp.	3.375%	5/15/24	213	209
	Stryker Corp.	1.150%	6/15/25	100	92
	Stryker Corp.	3.375%	11/1/25	140	135
	Stryker Corp.	3.500%	3/15/26	183	178
	Stryker Corp.	3.650%	3/7/28	50	48
	Stryker Corp.	4.100%	4/1/43	75	65
	Stryker Corp.	4.375%	5/15/44	50	45
	Sutter Health	1.321%	8/15/25	500	460
	Sutter Health	3.695%	8/15/28	75	71
	Sutter Health	4.091%	8/15/48	75	63
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	410
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	150	114
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	610	436
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	141
	Texas Health Resources	2.328%	11/15/50	300	180
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	250	237
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	1,000	831
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	250	190
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	194
	Trinity Health Corp.	4.125%	12/1/45	85	74
	UnitedHealth Group Inc.	3.750%	7/15/25	950	939
	UnitedHealth Group Inc.	5.150%	10/15/25	200	204
	UnitedHealth Group Inc.	3.100%	3/15/26	225	218
	UnitedHealth Group Inc.	3.450%	1/15/27	175	171
	UnitedHealth Group Inc.	3.375%	4/15/27	350	337
	UnitedHealth Group Inc.	3.700%	5/15/27	120	117
	UnitedHealth Group Inc.	2.950%	10/15/27	150	142
	UnitedHealth Group Inc.	5.250%	2/15/28	375	391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.875%	12/15/28	150	147
	UnitedHealth Group Inc.	4.250%	1/15/29	200	199
	UnitedHealth Group Inc.	2.875%	8/15/29	150	137
	UnitedHealth Group Inc.	5.300%	2/15/30	200	211
	UnitedHealth Group Inc.	2.000%	5/15/30	755	645
	UnitedHealth Group Inc.	2.300%	5/15/31	650	557
	UnitedHealth Group Inc.	4.200%	5/15/32	750	734
	UnitedHealth Group Inc.	5.350%	2/15/33	375	399
	UnitedHealth Group Inc.	4.500%	4/15/33	200	199
	UnitedHealth Group Inc.	4.625%	7/15/35	175	176
	UnitedHealth Group Inc.	6.500%	6/15/37	50	58
	UnitedHealth Group Inc.	6.625%	11/15/37	125	147
	UnitedHealth Group Inc.	6.875%	2/15/38	245	296
	UnitedHealth Group Inc.	3.500%	8/15/39	240	205
	UnitedHealth Group Inc.	2.750%	5/15/40	200	151
	UnitedHealth Group Inc.	5.950%	2/15/41	60	66
	UnitedHealth Group Inc.	3.050%	5/15/41	300	237
	UnitedHealth Group Inc.	4.625%	11/15/41	110	106
	UnitedHealth Group Inc.	4.375%	3/15/42	50	46
	UnitedHealth Group Inc.	3.950%	10/15/42	175	153
	UnitedHealth Group Inc.	4.250%	3/15/43	125	116
	UnitedHealth Group Inc.	4.750%	7/15/45	305	300
	UnitedHealth Group Inc.	4.200%	1/15/47	210	187
	UnitedHealth Group Inc.	4.250%	4/15/47	290	260
	UnitedHealth Group Inc.	4.250%	6/15/48	300	270
	UnitedHealth Group Inc.	4.450%	12/15/48	150	139
	UnitedHealth Group Inc.	3.700%	8/15/49	310	254
	UnitedHealth Group Inc.	3.250%	5/15/51	750	564
	UnitedHealth Group Inc.	5.875%	2/15/53	200	225
	UnitedHealth Group Inc.	5.050%	4/15/53	269	272
	UnitedHealth Group Inc.	3.875%	8/15/59	420	338
	UnitedHealth Group Inc.	3.125%	5/15/60	250	175
	UnitedHealth Group Inc.	6.050%	2/15/63	200	229
	UnitedHealth Group Inc.	5.200%	4/15/63	300	304
	Universal Health Services Inc.	2.650%	10/15/30	300	240
	UPMC	3.600%	4/3/25	125	122
	Utah Acquisition Sub Inc.	3.950%	6/15/26	889	846
	Utah Acquisition Sub Inc.	5.250%	6/15/46	225	179
	Viatris Inc.	1.650%	6/22/25	175	161
	Viatris Inc.	2.300%	6/22/27	175	154
	Viatris Inc.	4.000%	6/22/50	250	164
	WakeMed	3.286%	10/1/52	200	140
[2]	Willis-Knighton Medical Center	4.813%	9/1/48	50	45
	Wyeth LLC	6.500%	2/1/34	150	173
	Wyeth LLC	6.000%	2/15/36	85	94
	Wyeth LLC	5.950%	4/1/37	385	432
	Zeneca Wilmington Inc.	7.000%	11/15/23	25	25
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	200	189
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	250	240
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	200	167
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	51
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	150	130
	Zoetis Inc.	4.500%	11/13/25	100	100
	Zoetis Inc.	3.000%	9/12/27	150	142
	Zoetis Inc.	3.900%	8/20/28	100	97
	Zoetis Inc.	2.000%	5/15/30	150	126
	Zoetis Inc.	5.600%	11/16/32	250	267
	Zoetis Inc.	4.700%	2/1/43	175	164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zoetis Inc.	3.950%	9/12/47	150	126
	Zoetis Inc.	4.450%	8/20/48	75	68
					118,792
Industrials (2.0%)
	3M Co.	2.000%	2/14/25	150	143
	3M Co.	2.650%	4/15/25	100	96
	3M Co.	3.000%	8/7/25	100	96
	3M Co.	2.250%	9/19/26	150	139
	3M Co.	2.875%	10/15/27	125	117
	3M Co.	3.375%	3/1/29	150	141
	3M Co.	2.375%	8/26/29	360	318
	3M Co.	3.125%	9/19/46	75	54
	3M Co.	3.625%	10/15/47	100	79
	3M Co.	4.000%	9/14/48	250	213
	3M Co.	3.250%	8/26/49	300	224
	3M Co.	3.700%	4/15/50	125	103
	Allegion plc	3.500%	10/1/29	75	68
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	165
	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/36	131	108
[2]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/29	37	34
[2]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/29	104	95
[2]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/30	108	96
[2]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/30	36	32
[2]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/33	42	36
	Amphenol Corp.	3.200%	4/1/24	50	49
	Amphenol Corp.	2.050%	3/1/25	40	38
	Amphenol Corp.	4.350%	6/1/29	100	100
	Amphenol Corp.	2.800%	2/15/30	275	248
	Amphenol Corp.	2.200%	9/15/31	100	83
	Block Financial LLC	5.250%	10/1/25	100	100
	Block Financial LLC	3.875%	8/15/30	200	173
	BNSF Funding Trust I	6.613%	12/15/55	65	61
	Boeing Co.	4.508%	5/1/23	625	624
	Boeing Co.	1.875%	6/15/23	200	198
	Boeing Co.	2.850%	10/30/24	100	97
	Boeing Co.	2.500%	3/1/25	145	138
	Boeing Co.	4.875%	5/1/25	795	793
	Boeing Co.	2.196%	2/4/26	1,200	1,113
	Boeing Co.	3.100%	5/1/26	100	95
	Boeing Co.	2.250%	6/15/26	50	46
	Boeing Co.	2.700%	2/1/27	195	180
	Boeing Co.	2.800%	3/1/27	50	46
	Boeing Co.	5.040%	5/1/27	360	363
	Boeing Co.	3.250%	3/1/28	100	92
	Boeing Co.	3.450%	11/1/28	250	231
	Boeing Co.	3.200%	3/1/29	200	182
	Boeing Co.	2.950%	2/1/30	190	167
	Boeing Co.	5.150%	5/1/30	695	699
	Boeing Co.	6.125%	2/15/33	75	80
	Boeing Co.	3.600%	5/1/34	350	300
	Boeing Co.	3.250%	2/1/35	190	155
	Boeing Co.	6.625%	2/15/38	50	54

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	3.550%	3/1/38	50	40
Boeing Co.	3.500%	3/1/39	75	58
Boeing Co.	6.875%	3/15/39	100	112
Boeing Co.	5.875%	2/15/40	75	77
Boeing Co.	5.705%	5/1/40	740	747
Boeing Co.	3.375%	6/15/46	75	53
Boeing Co.	3.650%	3/1/47	55	40
Boeing Co.	3.625%	3/1/48	75	54
Boeing Co.	3.850%	11/1/48	60	45
Boeing Co.	3.900%	5/1/49	150	113
Boeing Co.	3.750%	2/1/50	150	113
Boeing Co.	5.805%	5/1/50	530	533
Boeing Co.	3.825%	3/1/59	200	142
Boeing Co.	3.950%	8/1/59	75	55
Boeing Co.	5.930%	5/1/60	735	735
Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	197
Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	147
Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	97
Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	73
Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	217
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	141
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	126
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	261
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	232
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	185
Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	162
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	127
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	98
Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	142
Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	111
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	71
Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	127
Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	111
Burlington Northern Santa Fe LLC	4.050%	6/15/48	375	329
Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	176
Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	321
Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	145
Burlington Northern Santa Fe LLC	2.875%	6/15/52	200	140
Canadian National Railway Co.	2.950%	11/21/24	233	227
Canadian National Railway Co.	6.250%	8/1/34	75	84
Canadian National Railway Co.	6.200%	6/1/36	75	85
Canadian National Railway Co.	6.375%	11/15/37	100	114
Canadian National Railway Co.	3.200%	8/2/46	100	76
Canadian National Railway Co.	2.450%	5/1/50	425	278
Canadian Pacific Railway Co.	2.050%	3/5/30	200	170
Canadian Pacific Railway Co.	7.125%	10/15/31	100	114
Canadian Pacific Railway Co.	2.450%	12/2/31	250	216
Canadian Pacific Railway Co.	5.950%	5/15/37	80	86
Canadian Pacific Railway Co.	3.000%	12/2/41	178	142
Canadian Pacific Railway Co.	3.100%	12/2/51	500	359
Canadian Pacific Railway Co.	6.125%	9/15/15	120	129
Carrier Global Corp.	2.242%	2/15/25	400	382
Carrier Global Corp.	2.493%	2/15/27	250	232
Carrier Global Corp.	2.722%	2/15/30	355	312
Carrier Global Corp.	2.700%	2/15/31	85	73
Carrier Global Corp.	3.377%	4/5/40	300	238
Carrier Global Corp.	3.577%	4/5/50	400	303
Caterpillar Financial Services Corp.	2.850%	5/17/24	125	123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Caterpillar Financial Services Corp.	3.300%	6/9/24	250	246
	Caterpillar Financial Services Corp.	0.600%	9/13/24	200	189
	Caterpillar Financial Services Corp.	2.150%	11/8/24	300	289
	Caterpillar Financial Services Corp.	3.250%	12/1/24	277	271
	Caterpillar Financial Services Corp.	4.900%	1/17/25	200	201
	Caterpillar Financial Services Corp.	1.450%	5/15/25	100	94
	Caterpillar Financial Services Corp.	3.650%	8/12/25	300	295
	Caterpillar Financial Services Corp.	0.800%	11/13/25	400	365
	Caterpillar Financial Services Corp.	0.900%	3/2/26	300	272
	Caterpillar Financial Services Corp.	2.400%	8/9/26	100	94
	Caterpillar Financial Services Corp.	1.150%	9/14/26	200	180
	Caterpillar Financial Services Corp.	1.700%	1/8/27	200	183
	Caterpillar Financial Services Corp.	3.600%	8/12/27	300	294
	Caterpillar Inc.	3.400%	5/15/24	150	148
	Caterpillar Inc.	2.600%	9/19/29	200	183
	Caterpillar Inc.	2.600%	4/9/30	120	108
	Caterpillar Inc.	6.050%	8/15/36	100	113
	Caterpillar Inc.	5.200%	5/27/41	150	159
	Caterpillar Inc.	3.803%	8/15/42	243	216
	Caterpillar Inc.	3.250%	9/19/49	200	159
	Caterpillar Inc.	3.250%	4/9/50	200	159
	Caterpillar Inc.	4.750%	5/15/64	100	98
	Cintas Corp. No. 2	3.700%	4/1/27	175	170
	CNH Industrial Capital LLC	1.450%	7/15/26	200	179
	CNH Industrial NV	3.850%	11/15/27	100	96
[2]	Continental Airlines Class A Series 2012-2 Pass Through Trust	4.000%	4/29/26	28	27
	CSX Corp.	3.400%	8/1/24	62	61
	CSX Corp.	3.350%	11/1/25	150	146
	CSX Corp.	3.250%	6/1/27	150	143
	CSX Corp.	3.800%	3/1/28	350	341
	CSX Corp.	4.250%	3/15/29	200	197
	CSX Corp.	2.400%	2/15/30	172	150
	CSX Corp.	4.100%	11/15/32	87	84
	CSX Corp.	6.220%	4/30/40	152	168
	CSX Corp.	5.500%	4/15/41	225	232
	CSX Corp.	4.750%	5/30/42	210	198
	CSX Corp.	4.100%	3/15/44	150	131
	CSX Corp.	4.300%	3/1/48	250	222
	CSX Corp.	4.500%	3/15/49	225	204
	CSX Corp.	3.350%	9/15/49	265	200
	CSX Corp.	4.500%	11/15/52	162	148
	CSX Corp.	4.500%	8/1/54	25	22
	CSX Corp.	4.250%	11/1/66	150	125
	CSX Corp.	4.650%	3/1/68	75	67
	Cummins Inc.	0.750%	9/1/25	400	366
	Cummins Inc.	2.600%	9/1/50	200	131
	Deere & Co.	2.750%	4/15/25	100	97
	Deere & Co.	5.375%	10/16/29	125	133
	Deere & Co.	7.125%	3/3/31	100	118
	Deere & Co.	3.900%	6/9/42	250	230
	Deere & Co.	2.875%	9/7/49	200	151
	Deere & Co.	3.750%	4/15/50	175	155
	Delta Air Lines Class AA Series 2019-1 Pass Through Trust	3.204%	10/25/25	75	73
[2]	Delta Air Lines Class AA Series 2020-1 Pass Through Trust	2.000%	12/10/29	128	112
[2,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	200	192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dover Corp.	3.150%	11/15/25	200	193
	Dover Corp.	2.950%	11/4/29	75	67
	Eaton Corp.	3.103%	9/15/27	128	121
	Eaton Corp.	4.150%	3/15/33	236	227
	Eaton Corp.	4.150%	11/2/42	150	133
	Eaton Corp.	4.700%	8/23/52	228	219
	Emerson Electric Co.	2.000%	12/21/28	200	177
	Emerson Electric Co.	1.950%	10/15/30	100	84
	Emerson Electric Co.	2.200%	12/21/31	200	169
	Emerson Electric Co.	2.750%	10/15/50	150	101
	Emerson Electric Co.	2.800%	12/21/51	200	137
	FedEx Corp.	3.250%	4/1/26	100	97
	FedEx Corp.	3.100%	8/5/29	200	184
	FedEx Corp.	4.250%	5/15/30	100	97
	FedEx Corp.	3.900%	2/1/35	200	180
	FedEx Corp.	4.100%	4/15/43	75	63
	FedEx Corp.	4.100%	2/1/45	125	103
	FedEx Corp.	4.750%	11/15/45	250	227
	FedEx Corp.	4.550%	4/1/46	225	198
	FedEx Corp.	4.400%	1/15/47	125	107
	FedEx Corp.	4.050%	2/15/48	200	163
	FedEx Corp.	4.950%	10/17/48	250	234
	FedEx Corp.	5.250%	5/15/50	250	245
[2]	FedEx Corp. Class AA Series 2020-1 Pass Through Trust	1.875%	8/20/35	433	362
	Fortive Corp.	3.150%	6/15/26	150	143
	Fortive Corp.	4.300%	6/15/46	100	81
	GE Capital Funding LLC	3.450%	5/15/25	445	431
	GE Capital Funding LLC	4.550%	5/15/32	200	196
	General Dynamics Corp.	2.375%	11/15/24	320	309
	General Dynamics Corp.	3.250%	4/1/25	150	146
	General Dynamics Corp.	3.500%	5/15/25	200	196
	General Dynamics Corp.	3.500%	4/1/27	100	97
	General Dynamics Corp.	2.625%	11/15/27	200	185
	General Dynamics Corp.	3.750%	5/15/28	200	195
	General Dynamics Corp.	3.625%	4/1/30	200	192
	General Dynamics Corp.	4.250%	4/1/40	150	142
	General Dynamics Corp.	3.600%	11/15/42	100	86
	General Electric Co.	5.875%	1/14/38	560	604
	GXO Logistics Inc.	2.650%	7/15/31	250	195
	Hexcel Corp.	4.200%	2/15/27	72	68
	Honeywell International Inc.	2.300%	8/15/24	425	413
	Honeywell International Inc.	1.350%	6/1/25	275	259
	Honeywell International Inc.	2.500%	11/1/26	50	47
	Honeywell International Inc.	1.100%	3/1/27	250	225
	Honeywell International Inc.	4.950%	2/15/28	90	93
	Honeywell International Inc.	2.700%	8/15/29	100	92
	Honeywell International Inc.	1.950%	6/1/30	1,000	855
	Honeywell International Inc.	1.750%	9/1/31	250	205
	Honeywell International Inc.	5.000%	2/15/33	197	207
	Honeywell International Inc.	5.700%	3/15/37	200	221
	Honeywell International Inc.	5.375%	3/1/41	150	159
	Hubbell Inc.	3.350%	3/1/26	75	72
	Hubbell Inc.	3.150%	8/15/27	50	47
	Hubbell Inc.	3.500%	2/15/28	175	165
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	100	93
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	200	171
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	200	188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	IDEX Corp.	3.000%	5/1/30	75	66
	Illinois Tool Works Inc.	2.650%	11/15/26	300	285
	Illinois Tool Works Inc.	4.875%	9/15/41	75	76
	Illinois Tool Works Inc.	3.900%	9/1/42	250	226
	JB Hunt Transport Services Inc.	3.875%	3/1/26	200	196
[2]	JetBlue Class A Series 2020-1 Pass Through Trust	4.000%	5/15/34	130	120
[2]	JetBlue Class AA Series 2019-1 Pass Through Trust	2.750%	11/15/33	130	109
	John Deere Capital Corp.	2.650%	6/24/24	75	73
	John Deere Capital Corp.	0.625%	9/10/24	200	189
	John Deere Capital Corp.	2.050%	1/9/25	350	337
	John Deere Capital Corp.	1.250%	1/10/25	500	474
	John Deere Capital Corp.	3.450%	3/13/25	300	295
	John Deere Capital Corp.	3.400%	9/11/25	75	73
	John Deere Capital Corp.	4.800%	1/9/26	200	203
	John Deere Capital Corp.	0.700%	1/15/26	300	273
	John Deere Capital Corp.	2.650%	6/10/26	100	95
	John Deere Capital Corp.	1.050%	6/17/26	200	181
	John Deere Capital Corp.	2.250%	9/14/26	125	117
	John Deere Capital Corp.	2.350%	3/8/27	200	186
	John Deere Capital Corp.	2.800%	9/8/27	150	141
	John Deere Capital Corp.	4.150%	9/15/27	200	199
	John Deere Capital Corp.	3.050%	1/6/28	100	95
	John Deere Capital Corp.	4.750%	1/20/28	200	204
	John Deere Capital Corp.	3.450%	3/7/29	50	48
	John Deere Capital Corp.	2.800%	7/18/29	150	137
	John Deere Capital Corp.	2.450%	1/9/30	325	289
	Johnson Controls International plc	3.625%	7/2/24	126	124
	Johnson Controls International plc	3.900%	2/14/26	37	36
	Johnson Controls International plc	6.000%	1/15/36	39	42
	Johnson Controls International plc	4.625%	7/2/44	175	161
	Johnson Controls International plc	5.125%	9/14/45	14	14
	Johnson Controls International plc	4.500%	2/15/47	100	88
	Johnson Controls International plc	4.950%	7/2/64	72	65
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	2.000%	9/16/31	200	163
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	4.900%	12/1/32	72	73
	Kansas City Southern	2.875%	11/15/29	100	90
	Kansas City Southern	4.300%	5/15/43	75	65
	Kansas City Southern	4.950%	8/15/45	125	117
	Kansas City Southern	4.700%	5/1/48	225	206
	Kansas City Southern	3.500%	5/1/50	100	75
	Kennametal Inc.	4.625%	6/15/28	120	116
	Keysight Technologies Inc.	4.550%	10/30/24	195	193
	Keysight Technologies Inc.	4.600%	4/6/27	125	124
	Keysight Technologies Inc.	3.000%	10/30/29	100	88
	Kirby Corp.	4.200%	3/1/28	300	282
	L3Harris Technologies Inc.	3.950%	5/28/24	103	101
	L3Harris Technologies Inc.	3.832%	4/27/25	200	195
	L3Harris Technologies Inc.	3.850%	12/15/26	50	49
	L3Harris Technologies Inc.	4.400%	6/15/28	175	172
	L3Harris Technologies Inc.	4.854%	4/27/35	100	98
	L3Harris Technologies Inc.	5.054%	4/27/45	100	95
	Legrand France SA	8.500%	2/15/25	68	73
	Lennox International Inc.	3.000%	11/15/23	100	98
	Lennox International Inc.	1.700%	8/1/27	50	44

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	3.550%	1/15/26	190	188
	Lockheed Martin Corp.	5.100%	11/15/27	250	260
	Lockheed Martin Corp.	3.900%	6/15/32	100	97
	Lockheed Martin Corp.	5.250%	1/15/33	250	267
	Lockheed Martin Corp.	3.600%	3/1/35	150	140
	Lockheed Martin Corp.	4.500%	5/15/36	100	99
	Lockheed Martin Corp.	6.150%	9/1/36	300	341
	Lockheed Martin Corp.	4.070%	12/15/42	270	246
	Lockheed Martin Corp.	3.800%	3/1/45	100	86
	Lockheed Martin Corp.	4.700%	5/15/46	275	271
	Lockheed Martin Corp.	2.800%	6/15/50	175	127
	Lockheed Martin Corp.	4.090%	9/15/52	331	300
	Lockheed Martin Corp.	4.150%	6/15/53	250	228
	Lockheed Martin Corp.	5.700%	11/15/54	250	285
	Lockheed Martin Corp.	4.300%	6/15/62	125	113
	Lockheed Martin Corp.	5.900%	11/15/63	134	157
[5]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	425	424
	Norfolk Southern Corp.	3.650%	8/1/25	50	49
	Norfolk Southern Corp.	2.900%	6/15/26	310	295
	Norfolk Southern Corp.	7.800%	5/15/27	60	67
	Norfolk Southern Corp.	3.150%	6/1/27	125	118
	Norfolk Southern Corp.	3.800%	8/1/28	113	109
	Norfolk Southern Corp.	2.550%	11/1/29	200	176
	Norfolk Southern Corp.	3.000%	3/15/32	200	176
	Norfolk Southern Corp.	4.837%	10/1/41	113	106
	Norfolk Southern Corp.	4.450%	6/15/45	75	66
	Norfolk Southern Corp.	4.650%	1/15/46	75	68
	Norfolk Southern Corp.	4.150%	2/28/48	25	21
	Norfolk Southern Corp.	4.100%	5/15/49	73	61
	Norfolk Southern Corp.	3.400%	11/1/49	75	55
	Norfolk Southern Corp.	3.050%	5/15/50	350	243
	Norfolk Southern Corp.	4.050%	8/15/52	239	198
	Norfolk Southern Corp.	3.155%	5/15/55	438	300
	Norfolk Southern Corp.	4.100%	5/15/21	100	71
	Northrop Grumman Corp.	2.930%	1/15/25	275	267
	Northrop Grumman Corp.	3.200%	2/1/27	150	144
	Northrop Grumman Corp.	3.250%	1/15/28	100	95
	Northrop Grumman Corp.	4.400%	5/1/30	290	288
	Northrop Grumman Corp.	4.700%	3/15/33	100	101
	Northrop Grumman Corp.	5.150%	5/1/40	90	91
	Northrop Grumman Corp.	5.050%	11/15/40	150	150
	Northrop Grumman Corp.	4.750%	6/1/43	275	265
	Northrop Grumman Corp.	4.030%	10/15/47	380	331
	Northrop Grumman Corp.	5.250%	5/1/50	310	321
	Northrop Grumman Corp.	4.950%	3/15/53	100	100
	Nvent Finance Sarl	4.550%	4/15/28	100	95
	Oshkosh Corp.	4.600%	5/15/28	185	183
	Oshkosh Corp.	3.100%	3/1/30	60	53
	Otis Worldwide Corp.	2.293%	4/5/27	200	182
	Otis Worldwide Corp.	2.565%	2/15/30	300	263
	Otis Worldwide Corp.	3.112%	2/15/40	400	310
	Otis Worldwide Corp.	3.362%	2/15/50	150	112
	PACCAR Financial Corp.	2.150%	8/15/24	75	72
	PACCAR Financial Corp.	1.800%	2/6/25	60	57
	Parker-Hannifin Corp.	2.700%	6/14/24	110	107
	Parker-Hannifin Corp.	3.650%	6/15/24	225	222
	Parker-Hannifin Corp.	3.300%	11/21/24	290	282

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Parker-Hannifin Corp.	3.250%	3/1/27	125	119
	Parker-Hannifin Corp.	4.250%	9/15/27	215	211
	Parker-Hannifin Corp.	3.250%	6/14/29	75	69
	Parker-Hannifin Corp.	6.250%	5/15/38	150	166
	Parker-Hannifin Corp.	4.450%	11/21/44	200	185
	Parker-Hannifin Corp.	4.000%	6/14/49	215	183
	Precision Castparts Corp.	3.250%	6/15/25	175	171
	Precision Castparts Corp.	4.375%	6/15/45	200	185
	Quanta Services Inc.	2.900%	10/1/30	400	341
	Raytheon Technologies Corp.	3.950%	8/16/25	400	395
	Raytheon Technologies Corp.	3.500%	3/15/27	300	290
	Raytheon Technologies Corp.	3.125%	5/4/27	225	213
	Raytheon Technologies Corp.	7.200%	8/15/27	25	28
	Raytheon Technologies Corp.	4.125%	11/16/28	537	529
	Raytheon Technologies Corp.	2.250%	7/1/30	300	257
	Raytheon Technologies Corp.	1.900%	9/1/31	200	163
	Raytheon Technologies Corp.	2.375%	3/15/32	200	168
	Raytheon Technologies Corp.	5.150%	2/27/33	200	208
	Raytheon Technologies Corp.	5.400%	5/1/35	150	156
	Raytheon Technologies Corp.	6.050%	6/1/36	100	110
	Raytheon Technologies Corp.	6.125%	7/15/38	50	56
	Raytheon Technologies Corp.	4.450%	11/16/38	175	166
	Raytheon Technologies Corp.	4.700%	12/15/41	50	48
	Raytheon Technologies Corp.	4.500%	6/1/42	675	639
	Raytheon Technologies Corp.	4.800%	12/15/43	65	62
	Raytheon Technologies Corp.	4.150%	5/15/45	200	175
	Raytheon Technologies Corp.	3.750%	11/1/46	200	165
	Raytheon Technologies Corp.	4.350%	4/15/47	250	226
	Raytheon Technologies Corp.	4.050%	5/4/47	107	93
	Raytheon Technologies Corp.	4.625%	11/16/48	350	333
	Raytheon Technologies Corp.	3.125%	7/1/50	179	132
	Raytheon Technologies Corp.	2.820%	9/1/51	200	138
	Raytheon Technologies Corp.	3.030%	3/15/52	200	144
	Raytheon Technologies Corp.	5.375%	2/27/53	200	211
[5]	Regal Rexnord Corp.	6.050%	2/15/26	100	101
[5]	Regal Rexnord Corp.	6.050%	4/15/28	250	251
[5]	Regal Rexnord Corp.	6.300%	2/15/30	200	201
[5]	Regal Rexnord Corp.	6.400%	4/15/33	225	225
	Republic Services Inc.	2.500%	8/15/24	200	194
	Republic Services Inc.	0.875%	11/15/25	500	452
	Republic Services Inc.	6.200%	3/1/40	175	194
	Republic Services Inc.	5.700%	5/15/41	100	108
	Rockwell Automation Inc.	3.500%	3/1/29	100	96
	Rockwell Automation Inc.	1.750%	8/15/31	200	164
	Rockwell Automation Inc.	4.200%	3/1/49	125	113
	Rockwell Automation Inc.	2.800%	8/15/61	200	129
	Ryder System Inc.	3.750%	6/9/23	225	224
	Ryder System Inc.	2.500%	9/1/24	50	48
	Ryder System Inc.	4.625%	6/1/25	193	190
	Ryder System Inc.	2.900%	12/1/26	100	92
	Ryder System Inc.	5.650%	3/1/28	100	101
	Snap-on Inc.	3.250%	3/1/27	50	48
	Snap-on Inc.	4.100%	3/1/48	75	67
	Snap-on Inc.	3.100%	5/1/50	75	57
	Southwest Airlines Co.	5.250%	5/4/25	600	602
	Southwest Airlines Co.	3.000%	11/15/26	100	94
	Southwest Airlines Co.	5.125%	6/15/27	475	474
	Southwest Airlines Co.	3.450%	11/16/27	50	47

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwest Airlines Co.	2.625%	2/10/30	100	85
[2]	Spirit Airlines Class A Series 2015-1 Pass Through Trust	4.100%	10/1/29	15	14
	Stanley Black & Decker Inc.	3.400%	3/1/26	100	96
	Stanley Black & Decker Inc.	5.200%	9/1/40	75	70
	Stanley Black & Decker Inc.	4.850%	11/15/48	90	77
	Stanley Black & Decker Inc.	4.000%	3/15/60	400	316
	Textron Inc.	4.000%	3/15/26	200	197
	Textron Inc.	3.650%	3/15/27	250	239
	Textron Inc.	3.900%	9/17/29	225	213
	Timken Co.	3.875%	9/1/24	100	98
	Timken Co.	4.500%	12/15/28	25	24
	Trane Technologies Financing Ltd.	5.250%	3/3/33	200	207
	Trane Technologies Global Holding Co Ltd.	5.750%	6/15/43	125	131
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	375	367
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	75	73
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	225	213
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	75	66
	Trimble Inc.	4.750%	12/1/24	93	92
	Trimble Inc.	4.900%	6/15/28	50	50
	Tyco Electronics Group SA	3.450%	8/1/24	125	123
	Tyco Electronics Group SA	3.125%	8/15/27	200	188
	Tyco Electronics Group SA	2.500%	2/4/32	200	171
	Tyco Electronics Group SA	7.125%	10/1/37	125	148
	Union Pacific Corp.	3.250%	1/15/25	206	202
	Union Pacific Corp.	3.750%	7/15/25	560	552
	Union Pacific Corp.	2.750%	3/1/26	75	72
	Union Pacific Corp.	2.150%	2/5/27	513	475
	Union Pacific Corp.	2.400%	2/5/30	200	176
	Union Pacific Corp.	2.800%	2/14/32	100	88
	Union Pacific Corp.	3.375%	2/1/35	100	88
	Union Pacific Corp.	2.891%	4/6/36	500	412
	Union Pacific Corp.	3.600%	9/15/37	90	79
	Union Pacific Corp.	3.250%	2/5/50	200	152
	Union Pacific Corp.	2.950%	3/10/52	250	177
	Union Pacific Corp.	4.950%	9/9/52	110	112
	Union Pacific Corp.	3.500%	2/14/53	600	473
	Union Pacific Corp.	3.875%	2/1/55	100	82
	Union Pacific Corp.	3.950%	8/15/59	100	82
	Union Pacific Corp.	3.839%	3/20/60	386	311
	Union Pacific Corp.	2.973%	9/16/62	325	216
	Union Pacific Corp.	3.799%	4/6/71	535	413
[2]	United Airlines Class A Series 2013-1 Pass Through Trust	4.300%	2/15/27	43	41
[2]	United Airlines Class A Series 2014-1 Pass Through Trust	4.000%	10/11/27	59	56
[2]	United Airlines Class A Series 2016-1 Pass Through Trust	3.450%	1/7/30	35	31
[2]	United Airlines Class A Series 2016-2 Pass Through Trust	3.100%	4/7/30	37	32
[2]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	521	517
[2]	United Airlines Class AA Series 2015-1 Pass Through Trust	3.450%	6/1/29	120	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/30	284	259
[2]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/30	55	49
[2]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/33	150	135
[2]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	88	74
[2]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	145	140
	United Parcel Service Inc.	2.800%	11/15/24	186	181
	United Parcel Service Inc.	3.900%	4/1/25	300	296
	United Parcel Service Inc.	2.400%	11/15/26	399	375
	United Parcel Service Inc.	3.400%	3/15/29	100	95
	United Parcel Service Inc.	2.500%	9/1/29	100	90
	United Parcel Service Inc.	4.875%	3/3/33	200	205
	United Parcel Service Inc.	6.200%	1/15/38	173	197
	United Parcel Service Inc.	5.200%	4/1/40	255	266
	United Parcel Service Inc.	4.875%	11/15/40	75	75
	United Parcel Service Inc.	3.625%	10/1/42	100	85
	United Parcel Service Inc.	3.400%	11/15/46	110	88
	United Parcel Service Inc.	4.250%	3/15/49	125	115
	United Parcel Service Inc.	3.400%	9/1/49	200	162
	United Parcel Service Inc.	5.300%	4/1/50	300	322
	United Parcel Service Inc.	5.050%	3/3/53	200	206
	Valmont Industries Inc.	5.000%	10/1/44	150	135
	Valmont Industries Inc.	5.250%	10/1/54	75	68
	Waste Connections Inc.	4.250%	12/1/28	51	50
	Waste Connections Inc.	3.500%	5/1/29	200	187
	Waste Connections Inc.	2.600%	2/1/30	139	122
	Waste Connections Inc.	2.200%	1/15/32	200	164
	Waste Connections Inc.	4.200%	1/15/33	132	127
	Waste Connections Inc.	3.050%	4/1/50	75	53
	Waste Connections Inc.	2.950%	1/15/52	200	139
	Waste Management Inc.	0.750%	11/15/25	100	91
	Waste Management Inc.	3.150%	11/15/27	125	119
	Waste Management Inc.	1.500%	3/15/31	200	159
	Waste Management Inc.	4.625%	2/15/33	88	88
	Waste Management Inc.	2.950%	6/1/41	200	152
	Waste Management Inc.	2.500%	11/15/50	200	129
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	360	344
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	175	172
	WW Grainger Inc.	1.850%	2/15/25	75	71
	WW Grainger Inc.	3.750%	5/15/46	75	62
	WW Grainger Inc.	4.200%	5/15/47	75	67
	Xylem Inc.	3.250%	11/1/26	100	95
	Xylem Inc.	1.950%	1/30/28	100	89
	Xylem Inc.	2.250%	1/30/31	100	84
	Xylem Inc.	4.375%	11/1/46	100	87
					82,424
Materials (0.8%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	200	197
	Air Products and Chemicals Inc.	2.050%	5/15/30	200	173
	Air Products and Chemicals Inc.	2.700%	5/15/40	200	153
	Air Products and Chemicals Inc.	2.800%	5/15/50	200	144
	Albemarle Corp.	5.450%	12/1/44	75	72

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Albemarle Corp.	5.650%	6/1/52	300	287
	Amcor Flexibles North America Inc.	4.000%	5/17/25	91	89
	Amcor Flexibles North America Inc.	3.100%	9/15/26	50	47
	Amcor Flexibles North America Inc.	2.630%	6/19/30	125	105
	Amcor Flexibles North America Inc.	2.690%	5/25/31	200	166
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	200	177
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	200	174
	ArcelorMittal SA	4.550%	3/11/26	100	98
	ArcelorMittal SA	6.550%	11/29/27	200	209
	ArcelorMittal SA	4.250%	7/16/29	100	95
	ArcelorMittal SA	6.800%	11/29/32	180	189
	ArcelorMittal SA	7.000%	10/15/39	100	105
	ArcelorMittal SA	6.750%	3/1/41	100	101
	Avery Dennison Corp.	4.875%	12/6/28	75	75
	Barrick Gold Corp.	6.450%	10/15/35	75	82
	Barrick North America Finance LLC	5.700%	5/30/41	450	473
	Barrick North America Finance LLC	5.750%	5/1/43	150	159
	Berry Global Inc.	1.570%	1/15/26	400	363
[5]	Berry Global Inc.	5.500%	4/15/28	200	199
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	200	202
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	200	202
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	200	203
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	136
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	582
	Cabot Corp.	4.000%	7/1/29	55	51
	Carlisle Cos. Inc.	3.500%	12/1/24	50	49
	Carlisle Cos. Inc.	3.750%	12/1/27	125	119
	Carlisle Cos. Inc.	2.750%	3/1/30	150	128
	Celanese US Holdings LLC	3.500%	5/8/24	100	98
	Celanese US Holdings LLC	5.900%	7/5/24	200	200
	Celanese US Holdings LLC	6.050%	3/15/25	300	302
	Celanese US Holdings LLC	6.165%	7/15/27	400	404
	Celanese US Holdings LLC	6.330%	7/15/29	200	203
	Celanese US Holdings LLC	6.379%	7/15/32	200	203
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	276
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	175
	CF Industries Inc.	5.150%	3/15/34	200	192
	CF Industries Inc.	4.950%	6/1/43	150	128
	CF Industries Inc.	5.375%	3/15/44	100	90
	Dow Chemical Co.	4.550%	11/30/25	10	10
	Dow Chemical Co.	4.800%	11/30/28	225	226
	Dow Chemical Co.	2.100%	11/15/30	400	334
	Dow Chemical Co.	4.250%	10/1/34	106	99
	Dow Chemical Co.	9.400%	5/15/39	203	272
	Dow Chemical Co.	5.250%	11/15/41	100	97
	Dow Chemical Co.	4.625%	10/1/44	200	179
	Dow Chemical Co.	5.550%	11/30/48	100	98
	Dow Chemical Co.	6.900%	5/15/53	150	174
	DuPont de Nemours Inc.	4.493%	11/15/25	350	350
	DuPont de Nemours Inc.	4.725%	11/15/28	425	429
	DuPont de Nemours Inc.	5.319%	11/15/38	300	302
	DuPont de Nemours Inc.	5.419%	11/15/48	375	375
	Eastman Chemical Co.	3.800%	3/15/25	200	195
	Eastman Chemical Co.	4.800%	9/1/42	225	201
	Eastman Chemical Co.	4.650%	10/15/44	150	130
	Ecolab Inc.	2.700%	11/1/26	200	190
	Ecolab Inc.	1.650%	2/1/27	100	91
	Ecolab Inc.	3.250%	12/1/27	100	96

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ecolab Inc.	5.250%	1/15/28	200	207
Ecolab Inc.	1.300%	1/30/31	500	397
Ecolab Inc.	2.125%	2/1/32	100	84
Ecolab Inc.	2.700%	12/15/51	100	66
Ecolab Inc.	2.750%	8/18/55	100	64
EIDP Inc.	1.700%	7/15/25	100	94
EIDP Inc.	2.300%	7/15/30	100	86
Fibria Overseas Finance Ltd.	4.000%	1/14/25	150	146
FMC Corp.	3.200%	10/1/26	50	47
FMC Corp.	3.450%	10/1/29	100	91
FMC Corp.	4.500%	10/1/49	100	84
Freeport-McMoRan Inc.	4.550%	11/14/24	100	99
Freeport-McMoRan Inc.	5.000%	9/1/27	200	197
Freeport-McMoRan Inc.	4.125%	3/1/28	100	94
Freeport-McMoRan Inc.	4.375%	8/1/28	100	94
Freeport-McMoRan Inc.	5.250%	9/1/29	100	99
Freeport-McMoRan Inc.	4.250%	3/1/30	100	93
Freeport-McMoRan Inc.	4.625%	8/1/30	200	190
Freeport-McMoRan Inc.	5.400%	11/14/34	100	98
Freeport-McMoRan Inc.	5.450%	3/15/43	300	281
Georgia-Pacific LLC	7.375%	12/1/25	100	106
Georgia-Pacific LLC	8.875%	5/15/31	250	315
Huntsman International LLC	2.950%	6/15/31	100	82
International Flavors & Fragrances Inc.	4.450%	9/26/28	50	48
International Flavors & Fragrances Inc.	4.375%	6/1/47	90	70
International Flavors & Fragrances Inc.	5.000%	9/26/48	100	85
International Paper Co.	5.000%	9/15/35	100	98
International Paper Co.	6.000%	11/15/41	100	104
International Paper Co.	4.800%	6/15/44	200	183
International Paper Co.	4.400%	8/15/47	200	174
Kinross Gold Corp.	4.500%	7/15/27	25	24
Linde Inc.	2.650%	2/5/25	147	142
Linde Inc.	4.700%	12/5/25	200	201
Linde Inc.	1.100%	8/10/30	300	240
Linde Inc.	3.550%	11/7/42	50	42
LYB International Finance BV	5.250%	7/15/43	200	184
LYB International Finance III LLC	1.250%	10/1/25	491	445
LYB International Finance III LLC	3.375%	10/1/40	200	148
LYB International Finance III LLC	4.200%	10/15/49	135	105
LYB International Finance III LLC	3.625%	4/1/51	280	199
LyondellBasell Industries NV	4.625%	2/26/55	425	347
Martin Marietta Materials Inc.	4.250%	7/2/24	100	99
Martin Marietta Materials Inc.	3.450%	6/1/27	50	48
Martin Marietta Materials Inc.	3.500%	12/15/27	100	96
Martin Marietta Materials Inc.	2.500%	3/15/30	100	85
Martin Marietta Materials Inc.	2.400%	7/15/31	150	123
Martin Marietta Materials Inc.	4.250%	12/15/47	175	149
Martin Marietta Materials Inc.	3.200%	7/15/51	220	156
Mosaic Co.	4.050%	11/15/27	200	193
Mosaic Co.	5.450%	11/15/33	100	101
Mosaic Co.	4.875%	11/15/41	50	45
Mosaic Co.	5.625%	11/15/43	100	97
Newmont Corp.	2.800%	10/1/29	150	133
Newmont Corp.	2.250%	10/1/30	200	168
Newmont Corp.	2.600%	7/15/32	200	167
Newmont Corp.	5.875%	4/1/35	100	105
Newmont Corp.	6.250%	10/1/39	225	246
Newmont Corp.	5.450%	6/9/44	200	199

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nucor Corp.	2.000%	6/1/25	100	94
Nucor Corp.	3.950%	5/1/28	100	96
Nucor Corp.	2.700%	6/1/30	100	88
Nucor Corp.	3.125%	4/1/32	100	88
Nucor Corp.	2.979%	12/15/55	300	201
Nutrien Ltd.	3.000%	4/1/25	250	240
Nutrien Ltd.	5.950%	11/7/25	200	206
Nutrien Ltd.	4.000%	12/15/26	50	48
Nutrien Ltd.	4.900%	3/27/28	200	200
Nutrien Ltd.	4.125%	3/15/35	250	224
Nutrien Ltd.	5.625%	12/1/40	275	274
Nutrien Ltd.	4.900%	6/1/43	50	46
Nutrien Ltd.	5.250%	1/15/45	191	182
Nutrien Ltd.	5.000%	4/1/49	100	93
Owens Corning	3.400%	8/15/26	200	190
Owens Corning	3.950%	8/15/29	100	94
Owens Corning	3.875%	6/1/30	50	46
Owens Corning	4.300%	7/15/47	200	165
Owens Corning	4.400%	1/30/48	75	63
Packaging Corp. of America	3.400%	12/15/27	100	95
Packaging Corp. of America	3.000%	12/15/29	140	126
Packaging Corp. of America	4.050%	12/15/49	90	74
Packaging Corp. of America	3.050%	10/1/51	200	136
PPG Industries Inc.	2.400%	8/15/24	200	193
PPG Industries Inc.	2.550%	6/15/30	300	260
Reliance Steel & Aluminum Co.	2.150%	8/15/30	200	168
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	249
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	85
Rio Tinto Finance USA Ltd.	2.750%	11/2/51	350	242
Rio Tinto Finance USA plc	5.000%	3/9/33	200	206
Rio Tinto Finance USA plc	4.750%	3/22/42	150	146
Rio Tinto Finance USA plc	4.125%	8/21/42	250	225
Rio Tinto Finance USA plc	5.125%	3/9/53	200	206
Rohm and Haas Co.	7.850%	7/15/29	125	143
RPM International Inc.	3.750%	3/15/27	50	47
RPM International Inc.	4.250%	1/15/48	200	155
Sherwin-Williams Co.	3.125%	6/1/24	325	318
Sherwin-Williams Co.	3.450%	8/1/25	225	218
Sherwin-Williams Co.	4.250%	8/8/25	200	198
Sherwin-Williams Co.	3.950%	1/15/26	200	195
Sherwin-Williams Co.	3.450%	6/1/27	100	96
Sherwin-Williams Co.	2.950%	8/15/29	200	180
Sherwin-Williams Co.	2.300%	5/15/30	100	85
Sherwin-Williams Co.	4.000%	12/15/42	100	82
Sherwin-Williams Co.	4.550%	8/1/45	90	79
Sherwin-Williams Co.	4.500%	6/1/47	300	265
Sherwin-Williams Co.	3.300%	5/15/50	100	71
Sherwin-Williams Co.	2.900%	3/15/52	100	64
Sonoco Products Co.	2.250%	2/1/27	500	453
Sonoco Products Co.	3.125%	5/1/30	105	93
Southern Copper Corp.	3.875%	4/23/25	50	49
Southern Copper Corp.	7.500%	7/27/35	100	117
Southern Copper Corp.	6.750%	4/16/40	325	364
Southern Copper Corp.	5.250%	11/8/42	300	288
Southern Copper Corp.	5.875%	4/23/45	200	208
Steel Dynamics Inc.	2.400%	6/15/25	100	95
Steel Dynamics Inc.	3.450%	4/15/30	125	114
Steel Dynamics Inc.	3.250%	1/15/31	100	89

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Steel Dynamics Inc.	3.250%	10/15/50	100	70
Suzano Austria GmbH	6.000%	1/15/29	400	403
Suzano Austria GmbH	5.000%	1/15/30	200	191
Suzano Austria GmbH	3.750%	1/15/31	200	174
Suzano Austria GmbH	3.125%	1/15/32	125	103
Teck Resources Ltd.	3.900%	7/15/30	100	92
Teck Resources Ltd.	6.000%	8/15/40	48	48
Vale Overseas Ltd.	6.250%	8/10/26	200	206
Vale Overseas Ltd.	3.750%	7/8/30	100	90
Vale Overseas Ltd.	8.250%	1/17/34	50	58
Vale Overseas Ltd.	6.875%	11/21/36	310	324
Vale Overseas Ltd.	6.875%	11/10/39	325	338
Vale SA	5.625%	9/11/42	75	74
Vulcan Materials Co.	4.500%	4/1/25	200	199
Vulcan Materials Co.	3.500%	6/1/30	150	137
Vulcan Materials Co.	4.500%	6/15/47	125	111
Westlake Corp.	3.600%	8/15/26	100	96
Westlake Corp.	3.375%	6/15/30	100	89
Westlake Corp.	5.000%	8/15/46	200	174
Westlake Corp.	3.125%	8/15/51	100	64
Westlake Corp.	3.375%	8/15/61	100	62
WestRock MWV LLC	7.950%	2/15/31	250	288
WRKCo Inc.	3.000%	9/15/24	250	242
WRKCo Inc.	4.650%	3/15/26	100	99
WRKCo Inc.	3.375%	9/15/27	250	233
WRKCo Inc.	4.900%	3/15/29	200	197
WRKCo Inc.	3.000%	6/15/33	100	82
				33,245
Real Estate (1.0%)
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	254	244
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	172
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	132
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	500	375
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	94
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	307
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	200	140
American Homes 4 Rent LP	2.375%	7/15/31	200	159
American Homes 4 Rent LP	3.375%	7/15/51	200	131
American Tower Corp.	3.375%	5/15/24	200	196
American Tower Corp.	2.950%	1/15/25	100	96
American Tower Corp.	4.000%	6/1/25	138	135
American Tower Corp.	1.600%	4/15/26	200	181
American Tower Corp.	1.450%	9/15/26	200	178
American Tower Corp.	3.375%	10/15/26	200	190
American Tower Corp.	2.750%	1/15/27	500	461
American Tower Corp.	3.125%	1/15/27	125	116
American Tower Corp.	3.650%	3/15/27	200	190
American Tower Corp.	1.500%	1/31/28	500	426
American Tower Corp.	3.950%	3/15/29	140	131
American Tower Corp.	3.800%	8/15/29	475	442
American Tower Corp.	2.900%	1/15/30	145	126
American Tower Corp.	2.100%	6/15/30	150	122
American Tower Corp.	2.700%	4/15/31	200	167
American Tower Corp.	2.300%	9/15/31	200	160
American Tower Corp.	4.050%	3/15/32	200	183
American Tower Corp.	3.700%	10/15/49	200	145
American Tower Corp.	3.100%	6/15/50	150	98
AvalonBay Communities Inc.	3.450%	6/1/25	100	97

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AvalonBay Communities Inc.	2.950%	5/11/26	150	141
AvalonBay Communities Inc.	2.900%	10/15/26	50	47
AvalonBay Communities Inc.	3.350%	5/15/27	75	71
AvalonBay Communities Inc.	3.200%	1/15/28	75	70
AvalonBay Communities Inc.	2.050%	1/15/32	300	241
AvalonBay Communities Inc.	3.900%	10/15/46	50	39
AvalonBay Communities Inc.	4.350%	4/15/48	60	51
Boston Properties LP	3.200%	1/15/25	111	103
Boston Properties LP	3.650%	2/1/26	100	92
Boston Properties LP	2.750%	10/1/26	50	43
Boston Properties LP	3.400%	6/21/29	400	326
Boston Properties LP	2.900%	3/15/30	400	309
Brandywine Operating Partnership LP	3.950%	11/15/27	100	77
Brixmor Operating Partnership LP	3.650%	6/15/24	50	48
Brixmor Operating Partnership LP	3.850%	2/1/25	125	120
Brixmor Operating Partnership LP	4.125%	6/15/26	200	189
Brixmor Operating Partnership LP	3.900%	3/15/27	75	69
Brixmor Operating Partnership LP	4.125%	5/15/29	533	486
Brixmor Operating Partnership LP	4.050%	7/1/30	250	224
Camden Property Trust	3.150%	7/1/29	50	44
Camden Property Trust	2.800%	5/15/30	265	230
Camden Property Trust	3.350%	11/1/49	120	89
CBRE Services Inc.	4.875%	3/1/26	125	123
CBRE Services Inc.	2.500%	4/1/31	200	158
Corporate Office Properties LP	2.000%	1/15/29	350	271
Crown Castle Inc.	3.200%	9/1/24	250	243
Crown Castle Inc.	1.350%	7/15/25	100	92
Crown Castle Inc.	4.450%	2/15/26	250	247
Crown Castle Inc.	3.700%	6/15/26	175	169
Crown Castle Inc.	2.900%	3/15/27	200	185
Crown Castle Inc.	3.800%	2/15/28	425	404
Crown Castle Inc.	3.100%	11/15/29	100	89
Crown Castle Inc.	2.250%	1/15/31	200	166
Crown Castle International Corp.	3.650%	9/1/27	325	308
Crown Castle International Corp.	3.300%	7/1/30	115	104
Crown Castle International Corp.	2.500%	7/15/31	200	168
Crown Castle International Corp.	2.900%	4/1/41	500	357
Crown Castle International Corp.	4.750%	5/15/47	95	83
Crown Castle International Corp.	5.200%	2/15/49	75	70
Crown Castle International Corp.	4.150%	7/1/50	100	80
Crown Castle International Corp.	3.250%	1/15/51	200	138
CubeSmart LP	4.000%	11/15/25	50	48
CubeSmart LP	3.125%	9/1/26	100	95
CubeSmart LP	2.250%	12/15/28	200	172
CubeSmart LP	4.375%	2/15/29	50	48
CubeSmart LP	2.000%	2/15/31	75	59
CubeSmart LP	2.500%	2/15/32	200	161
Digital Realty Trust LP	4.450%	7/15/28	370	348
Digital Realty Trust LP	3.600%	7/1/29	175	157
EPR Properties	4.500%	6/1/27	141	122
EPR Properties	3.600%	11/15/31	375	278
Equinix Inc.	2.625%	11/18/24	200	193
Equinix Inc.	1.250%	7/15/25	100	92
Equinix Inc.	1.000%	9/15/25	500	453
Equinix Inc.	1.450%	5/15/26	200	180
Equinix Inc.	2.900%	11/18/26	100	93
Equinix Inc.	1.800%	7/15/27	100	87
Equinix Inc.	1.550%	3/15/28	500	425

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Equinix Inc.	3.200%	11/18/29	250	223
Equinix Inc.	2.150%	7/15/30	250	204
Equinix Inc.	2.500%	5/15/31	200	165
Equinix Inc.	3.000%	7/15/50	100	66
ERP Operating LP	3.375%	6/1/25	125	121
ERP Operating LP	2.850%	11/1/26	50	47
ERP Operating LP	3.500%	3/1/28	100	94
ERP Operating LP	4.150%	12/1/28	70	68
ERP Operating LP	3.000%	7/1/29	75	67
ERP Operating LP	2.500%	2/15/30	150	129
ERP Operating LP	4.500%	7/1/44	150	131
ERP Operating LP	4.500%	6/1/45	25	22
ERP Operating LP	4.000%	8/1/47	100	80
Essex Portfolio LP	3.875%	5/1/24	50	49
Essex Portfolio LP	3.500%	4/1/25	166	160
Essex Portfolio LP	3.375%	4/15/26	345	329
Essex Portfolio LP	3.625%	5/1/27	100	95
Essex Portfolio LP	4.000%	3/1/29	100	94
Essex Portfolio LP	3.000%	1/15/30	110	97
Essex Portfolio LP	2.650%	3/15/32	105	86
Essex Portfolio LP	4.500%	3/15/48	120	99
Extra Space Storage LP	5.700%	4/1/28	200	201
Federal Realty Investment Trust	2.750%	6/1/23	25	25
Federal Realty Investment Trust	3.250%	7/15/27	50	46
Federal Realty Investment Trust	3.200%	6/15/29	25	22
Federal Realty Investment Trust	4.500%	12/1/44	150	122
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	75	71
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	200	196
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	170
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	24
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	262
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	155
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/31	200	174
Healthcare Realty Holdings LP	3.625%	1/15/28	100	91
Healthcare Trust of America Holdings LP	3.500%	8/1/26	130	121
Healthcare Trust of America Holdings LP	2.000%	3/15/31	500	389
Healthpeak OP LLC	3.400%	2/1/25	81	78
Healthpeak OP LLC	3.250%	7/15/26	25	24
Healthpeak OP LLC	3.500%	7/15/29	125	114
Healthpeak OP LLC	3.000%	1/15/30	200	175
Healthpeak OP LLC	6.750%	2/1/41	100	106
Highwoods Realty LP	2.600%	2/1/31	250	168
Host Hotels & Resorts LP	2.900%	12/15/31	275	215
Hudson Pacific Properties LP	3.950%	11/1/27	100	69
Hudson Pacific Properties LP	4.650%	4/1/29	25	17
Hudson Pacific Properties LP	3.250%	1/15/30	60	38
Invitation Homes Operating Partnership LP	2.300%	11/15/28	200	167
Invitation Homes Operating Partnership LP	2.700%	1/15/34	200	154
Kilroy Realty LP	3.450%	12/15/24	50	45
Kilroy Realty LP	4.750%	12/15/28	50	42
Kilroy Realty LP	4.250%	8/15/29	104	87
Kilroy Realty LP	3.050%	2/15/30	200	146
Kilroy Realty LP	2.650%	11/15/33	250	155
Kimco Realty OP LLC	2.800%	10/1/26	125	115
Kimco Realty OP LLC	3.800%	4/1/27	75	71
Kimco Realty OP LLC	1.900%	3/1/28	500	427

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kimco Realty OP LLC	2.700%	10/1/30	100	83
Kimco Realty OP LLC	3.200%	4/1/32	200	169
Kimco Realty OP LLC	4.600%	2/1/33	200	188
Kimco Realty OP LLC	4.125%	12/1/46	50	38
Kimco Realty OP LLC	4.450%	9/1/47	50	40
Kite Realty Group LP	4.000%	10/1/26	200	183
Life Storage LP	3.500%	7/1/26	125	119
Life Storage LP	3.875%	12/15/27	150	142
Life Storage LP	4.000%	6/15/29	25	23
Life Storage LP	2.400%	10/15/31	200	161
LXP Industrial Trust	2.375%	10/1/31	200	154
Mid-America Apartments LP	3.750%	6/15/24	50	49
Mid-America Apartments LP	3.600%	6/1/27	250	239
Mid-America Apartments LP	2.750%	3/15/30	150	131
Mid-America Apartments LP	1.700%	2/15/31	150	119
National Retail Properties Inc.	3.500%	10/15/27	350	329
National Retail Properties Inc.	4.300%	10/15/28	25	24
National Retail Properties Inc.	2.500%	4/15/30	75	63
National Retail Properties Inc.	4.800%	10/15/48	50	42
National Retail Properties Inc.	3.100%	4/15/50	50	32
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	99
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	210
Omega Healthcare Investors Inc.	3.375%	2/1/31	250	199
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	250	186
Physicians Realty LP	4.300%	3/15/27	100	97
Physicians Realty LP	3.950%	1/15/28	100	94
Physicians Realty LP	2.625%	11/1/31	500	399
Piedmont Operating Partnership LP	3.400%	6/1/23	75	74
Prologis LP	3.250%	6/30/26	175	168
Prologis LP	2.125%	4/15/27	105	96
Prologis LP	3.375%	12/15/27	160	152
Prologis LP	3.875%	9/15/28	100	97
Prologis LP	4.000%	9/15/28	50	49
Prologis LP	4.375%	2/1/29	200	197
Prologis LP	2.875%	11/15/29	70	62
Prologis LP	2.250%	4/15/30	155	132
Prologis LP	1.750%	7/1/30	200	162
Prologis LP	1.250%	10/15/30	350	274
Prologis LP	4.750%	6/15/33	100	99
Prologis LP	4.375%	9/15/48	75	66
Prologis LP	3.000%	4/15/50	140	97
Public Storage	1.500%	11/9/26	225	203
Public Storage	3.094%	9/15/27	100	94
Public Storage	1.950%	11/9/28	225	196
Public Storage	3.385%	5/1/29	100	93
Public Storage	2.250%	11/9/31	225	187
Realty Income Corp.	3.875%	7/15/24	50	49
Realty Income Corp.	3.875%	4/15/25	225	219
Realty Income Corp.	4.625%	11/1/25	75	74
Realty Income Corp.	4.125%	10/15/26	125	121
Realty Income Corp.	3.000%	1/15/27	150	140
Realty Income Corp.	3.950%	8/15/27	450	434
Realty Income Corp.	3.650%	1/15/28	190	179
Realty Income Corp.	3.100%	12/15/29	150	134
Realty Income Corp.	1.800%	3/15/33	500	371
Realty Income Corp.	4.650%	3/15/47	175	160
Regency Centers LP	3.600%	2/1/27	25	24

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Regency Centers LP	4.125%	3/15/28	75	71
Regency Centers LP	2.950%	9/15/29	100	87
Regency Centers LP	4.400%	2/1/47	200	164
Regency Centers LP	4.650%	3/15/49	75	64
Rexford Industrial Realty LP	2.150%	9/1/31	200	158
Sabra Health Care LP	5.125%	8/15/26	25	23
Sabra Health Care LP	3.900%	10/15/29	150	123
Sabra Health Care LP	3.200%	12/1/31	100	74
Safehold Operating Partnership LP	2.850%	1/15/32	200	155
Simon Property Group LP	2.000%	9/13/24	145	139
Simon Property Group LP	3.500%	9/1/25	300	290
Simon Property Group LP	3.300%	1/15/26	195	187
Simon Property Group LP	1.375%	1/15/27	500	440
Simon Property Group LP	1.750%	2/1/28	250	215
Simon Property Group LP	2.650%	7/15/30	200	169
Simon Property Group LP	2.200%	2/1/31	250	201
Simon Property Group LP	2.250%	1/15/32	500	391
Simon Property Group LP	2.650%	2/1/32	100	81
Simon Property Group LP	4.250%	11/30/46	100	83
Simon Property Group LP	3.250%	9/13/49	200	136
Simon Property Group LP	3.800%	7/15/50	200	148
Simon Property Group LP	5.850%	3/8/53	89	89
SITE Centers Corp.	3.900%	8/15/24	100	95
SITE Centers Corp.	4.250%	2/1/26	70	65
Spirit Realty LP	3.200%	1/15/27	80	73
Spirit Realty LP	2.100%	3/15/28	300	252
Spirit Realty LP	4.000%	7/15/29	60	54
Spirit Realty LP	3.400%	1/15/30	80	69
STORE Capital Corp.	4.500%	3/15/28	75	67
STORE Capital Corp.	4.625%	3/15/29	100	89
Sun Communities Operating LP	2.300%	11/1/28	200	170
Sun Communities Operating LP	4.200%	4/15/32	200	179
Tanger Properties LP	3.125%	9/1/26	175	159
Tanger Properties LP	3.875%	7/15/27	50	45
UDR Inc.	2.950%	9/1/26	150	140
UDR Inc.	3.500%	7/1/27	150	142
UDR Inc.	3.500%	1/15/28	250	234
UDR Inc.	3.200%	1/15/30	60	54
UDR Inc.	3.000%	8/15/31	65	56
UDR Inc.	1.900%	3/15/33	200	150
UDR Inc.	3.100%	11/1/34	65	53
Ventas Realty LP	3.500%	4/15/24	75	73
Ventas Realty LP	3.750%	5/1/24	200	196
Ventas Realty LP	2.650%	1/15/25	75	71
Ventas Realty LP	4.125%	1/15/26	75	73
Ventas Realty LP	3.250%	10/15/26	75	70
Ventas Realty LP	3.850%	4/1/27	50	47
Ventas Realty LP	4.000%	3/1/28	125	118
Ventas Realty LP	3.000%	1/15/30	100	86
Ventas Realty LP	4.750%	11/15/30	200	193
Ventas Realty LP	4.875%	4/15/49	80	69
VICI Properties LP	4.750%	2/15/28	200	191
VICI Properties LP	4.950%	2/15/30	200	189
VICI Properties LP	5.125%	5/15/32	200	189
VICI Properties LP	5.625%	5/15/52	100	90
Vornado Realty LP	3.500%	1/15/25	100	90
Welltower OP LLC	3.625%	3/15/24	195	191
Welltower OP LLC	4.000%	6/1/25	380	368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Welltower OP LLC	4.250%	4/1/26	150	147
	Welltower OP LLC	2.700%	2/15/27	300	273
	Welltower OP LLC	4.250%	4/15/28	125	120
	Welltower OP LLC	4.125%	3/15/29	250	233
	Welltower OP LLC	2.750%	1/15/31	250	207
	Welltower OP LLC	2.750%	1/15/32	200	164
	Welltower OP LLC	6.500%	3/15/41	25	26
	Welltower OP LLC	4.950%	9/1/48	75	65
	Weyerhaeuser Co.	4.000%	11/15/29	150	141
	Weyerhaeuser Co.	4.000%	4/15/30	200	187
	Weyerhaeuser Co.	7.375%	3/15/32	29	33
	Weyerhaeuser Co.	3.375%	3/9/33	100	88
	WP Carey Inc.	4.600%	4/1/24	125	122
	WP Carey Inc.	4.000%	2/1/25	50	49
	WP Carey Inc.	4.250%	10/1/26	75	73
	WP Carey Inc.	2.250%	4/1/33	500	382
					40,340
Technology (2.6%)
	Adobe Inc.	1.900%	2/1/25	20	19
	Adobe Inc.	3.250%	2/1/25	175	171
	Adobe Inc.	2.150%	2/1/27	180	167
	Adobe Inc.	2.300%	2/1/30	260	231
	Amdocs Ltd.	2.538%	6/15/30	200	168
	Analog Devices Inc.	2.950%	4/1/25	85	82
	Analog Devices Inc.	3.500%	12/5/26	200	194
[5]	Analog Devices Inc.	3.450%	6/15/27	100	96
	Analog Devices Inc.	1.700%	10/1/28	200	174
	Analog Devices Inc.	2.800%	10/1/41	200	153
	Analog Devices Inc.	2.950%	10/1/51	400	293
	Apple Inc.	3.450%	5/6/24	75	74
	Apple Inc.	2.850%	5/11/24	343	337
	Apple Inc.	1.800%	9/11/24	150	145
	Apple Inc.	2.750%	1/13/25	275	268
	Apple Inc.	1.125%	5/11/25	900	845
	Apple Inc.	0.550%	8/20/25	500	461
	Apple Inc.	0.700%	2/8/26	500	455
	Apple Inc.	3.250%	2/23/26	705	690
	Apple Inc.	2.450%	8/4/26	450	429
	Apple Inc.	3.350%	2/9/27	500	488
	Apple Inc.	3.200%	5/11/27	775	755
	Apple Inc.	2.900%	9/12/27	555	531
	Apple Inc.	1.200%	2/8/28	500	440
	Apple Inc.	1.400%	8/5/28	475	416
	Apple Inc.	2.200%	9/11/29	430	385
	Apple Inc.	1.250%	8/20/30	500	409
	Apple Inc.	1.650%	2/8/31	500	418
	Apple Inc.	1.700%	8/5/31	200	166
	Apple Inc.	4.500%	2/23/36	225	232
	Apple Inc.	2.375%	2/8/41	500	375
	Apple Inc.	3.850%	5/4/43	450	410
	Apple Inc.	4.450%	5/6/44	200	200
	Apple Inc.	3.450%	2/9/45	225	193
	Apple Inc.	4.375%	5/13/45	400	388
	Apple Inc.	4.650%	2/23/46	910	913
	Apple Inc.	3.850%	8/4/46	375	334
	Apple Inc.	3.750%	11/13/47	450	394
	Apple Inc.	2.650%	5/11/50	515	364
	Apple Inc.	2.650%	2/8/51	600	421

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	2.550%	8/20/60	500	331
	Apple Inc.	2.800%	2/8/61	400	272
	Apple Inc.	2.850%	8/5/61	275	190
	Applied Materials Inc.	3.900%	10/1/25	145	143
	Applied Materials Inc.	3.300%	4/1/27	225	217
	Applied Materials Inc.	1.750%	6/1/30	200	168
	Applied Materials Inc.	5.100%	10/1/35	100	104
	Applied Materials Inc.	5.850%	6/15/41	125	139
	Applied Materials Inc.	4.350%	4/1/47	175	164
	Applied Materials Inc.	2.750%	6/1/50	200	143
	Arrow Electronics Inc.	3.250%	9/8/24	171	166
	Arrow Electronics Inc.	4.000%	4/1/25	50	49
	Arrow Electronics Inc.	3.875%	1/12/28	100	95
	Autodesk Inc.	4.375%	6/15/25	100	99
	Autodesk Inc.	3.500%	6/15/27	75	72
	Autodesk Inc.	2.850%	1/15/30	75	66
	Autodesk Inc.	2.400%	12/15/31	200	166
	Automatic Data Processing Inc.	3.375%	9/15/25	200	196
	Automatic Data Processing Inc.	1.700%	5/15/28	200	179
	Automatic Data Processing Inc.	1.250%	9/1/30	400	328
	Avnet Inc.	4.625%	4/15/26	100	99
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	725	701
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	150	141
	Broadcom Inc.	2.250%	11/15/23	200	195
	Broadcom Inc.	3.150%	11/15/25	278	266
[5]	Broadcom Inc.	1.950%	2/15/28	157	136
	Broadcom Inc.	4.110%	9/15/28	428	409
[5]	Broadcom Inc.	4.000%	4/15/29	200	187
	Broadcom Inc.	4.750%	4/15/29	300	296
	Broadcom Inc.	5.000%	4/15/30	250	248
	Broadcom Inc.	4.150%	11/15/30	600	556
[5]	Broadcom Inc.	2.450%	2/15/31	500	409
	Broadcom Inc.	4.300%	11/15/32	400	368
[5]	Broadcom Inc.	3.419%	4/15/33	652	545
[5]	Broadcom Inc.	3.469%	4/15/34	436	358
[5]	Broadcom Inc.	3.187%	11/15/36	50	38
[5]	Broadcom Inc.	4.926%	5/15/37	550	499
[5]	Broadcom Inc.	3.500%	2/15/41	700	527
[5]	Broadcom Inc.	3.750%	2/15/51	500	369
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	96
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	66
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	200	168
	Cadence Design Systems Inc.	4.375%	10/15/24	100	99
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	100	98
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	100	93
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	100	88
	CGI Inc.	1.450%	9/14/26	100	90
	CGI Inc.	2.300%	9/14/31	100	79
	Cisco Systems Inc.	2.950%	2/28/26	100	97
	Cisco Systems Inc.	2.500%	9/20/26	225	212
	Cisco Systems Inc.	5.900%	2/15/39	400	451
	Corning Inc.	5.750%	8/15/40	195	204
	Corning Inc.	3.900%	11/15/49	100	77
	Corning Inc.	4.375%	11/15/57	300	255
	Corning Inc.	5.450%	11/15/79	200	184
	Crane Co.	4.200%	3/15/48	125	91

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dell Inc.	7.100%	4/15/28	30	32
	Dell Inc.	6.500%	4/15/38	100	101
	Dell International LLC / EMC Corp.	4.000%	7/15/24	100	99
	Dell International LLC / EMC Corp.	5.850%	7/15/25	200	203
	Dell International LLC / EMC Corp.	6.020%	6/15/26	1,075	1,103
	Dell International LLC / EMC Corp.	4.900%	10/1/26	250	249
	Dell International LLC / EMC Corp.	6.100%	7/15/27	100	105
	Dell International LLC / EMC Corp.	5.250%	2/1/28	200	202
	Dell International LLC / EMC Corp.	5.300%	10/1/29	325	327
	Dell International LLC / EMC Corp.	6.200%	7/15/30	150	158
	Dell International LLC / EMC Corp.	5.750%	2/1/33	250	250
	Dell International LLC / EMC Corp.	8.100%	7/15/36	173	201
[5]	Dell International LLC / EMC Corp.	3.375%	12/15/41	200	140
	Dell International LLC / EMC Corp.	8.350%	7/15/46	105	128
[5]	Dell International LLC / EMC Corp.	3.450%	12/15/51	300	195
	DXC Technology Co.	1.800%	9/15/26	200	175
	DXC Technology Co.	2.375%	9/15/28	200	170
	Equifax Inc.	2.600%	12/1/24	75	72
	Equifax Inc.	2.600%	12/15/25	100	93
	Equifax Inc.	3.100%	5/15/30	120	105
	Equifax Inc.	2.350%	9/15/31	200	161
	FactSet Research Systems Inc.	3.450%	3/1/32	100	87
	Fidelity National Information Services Inc.	1.150%	3/1/26	500	447
	Fidelity National Information Services Inc.	1.650%	3/1/28	200	171
	Fidelity National Information Services Inc.	3.750%	5/21/29	100	93
	Fidelity National Information Services Inc.	2.250%	3/1/31	300	240
	Fidelity National Information Services Inc.	3.100%	3/1/41	200	140
	Fiserv Inc.	3.200%	7/1/26	700	664
	Fiserv Inc.	2.250%	6/1/27	300	272
	Fiserv Inc.	4.200%	10/1/28	200	194
	Fiserv Inc.	3.500%	7/1/29	600	557
	Fiserv Inc.	2.650%	6/1/30	200	172
	Fiserv Inc.	4.400%	7/1/49	415	353
	Flex Ltd.	4.750%	6/15/25	26	26
	Flex Ltd.	4.875%	6/15/29	50	48
	Global Payments Inc.	1.500%	11/15/24	200	188
	Global Payments Inc.	2.650%	2/15/25	337	321
	Global Payments Inc.	4.800%	4/1/26	150	147
	Global Payments Inc.	2.150%	1/15/27	200	177
	Global Payments Inc.	3.200%	8/15/29	310	273
	Global Payments Inc.	2.900%	5/15/30	200	169
	Global Payments Inc.	2.900%	11/15/31	200	164
	Global Payments Inc.	5.400%	8/15/32	200	196
	Global Payments Inc.	4.150%	8/15/49	200	149
	Global Payments Inc.	5.950%	8/15/52	100	95
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	150	144
	Hewlett Packard Enterprise Co.	5.900%	10/1/24	100	101
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	499
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	150	138
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	161
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	275	289
	HP Inc.	2.200%	6/17/25	300	283
	HP Inc.	1.450%	6/17/26	200	180
	HP Inc.	3.000%	6/17/27	350	326
	HP Inc.	4.750%	1/15/28	200	198
	HP Inc.	4.000%	4/15/29	200	190
	HP Inc.	3.400%	6/17/30	500	443
	HP Inc.	2.650%	6/17/31	200	163

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
HP Inc.	4.200%	4/15/32	200	180
HP Inc.	5.500%	1/15/33	200	198
HP Inc.	6.000%	9/15/41	100	102
Intel Corp.	2.875%	5/11/24	250	246
Intel Corp.	3.400%	3/25/25	300	295
Intel Corp.	3.700%	7/29/25	450	444
Intel Corp.	2.600%	5/19/26	210	200
Intel Corp.	3.750%	8/5/27	200	195
Intel Corp.	4.875%	2/10/28	310	315
Intel Corp.	1.600%	8/12/28	200	175
Intel Corp.	2.450%	11/15/29	375	330
Intel Corp.	3.900%	3/25/30	345	329
Intel Corp.	2.000%	8/12/31	250	206
Intel Corp.	4.150%	8/5/32	200	193
Intel Corp.	4.000%	12/15/32	150	143
Intel Corp.	5.200%	2/10/33	260	264
Intel Corp.	4.600%	3/25/40	150	141
Intel Corp.	2.800%	8/12/41	200	145
Intel Corp.	4.800%	10/1/41	162	156
Intel Corp.	4.250%	12/15/42	150	132
Intel Corp.	4.100%	5/19/46	250	213
Intel Corp.	4.100%	5/11/47	200	169
Intel Corp.	3.734%	12/8/47	674	535
Intel Corp.	3.250%	11/15/49	300	214
Intel Corp.	4.750%	3/25/50	400	366
Intel Corp.	3.050%	8/12/51	250	171
Intel Corp.	5.700%	2/10/53	481	490
Intel Corp.	3.100%	2/15/60	300	197
Intel Corp.	3.200%	8/12/61	200	132
Intel Corp.	5.050%	8/5/62	355	329
Intel Corp.	5.900%	2/10/63	200	206
International Business Machines Corp.	3.000%	5/15/24	600	589
International Business Machines Corp.	7.000%	10/30/25	300	318
International Business Machines Corp.	4.500%	2/6/26	200	200
International Business Machines Corp.	3.450%	2/19/26	285	277
International Business Machines Corp.	3.300%	5/15/26	700	675
International Business Machines Corp.	1.700%	5/15/27	265	237
International Business Machines Corp.	6.220%	8/1/27	75	80
International Business Machines Corp.	6.500%	1/15/28	75	82
International Business Machines Corp.	4.500%	2/6/28	200	200
International Business Machines Corp.	3.500%	5/15/29	750	704
International Business Machines Corp.	1.950%	5/15/30	265	221
International Business Machines Corp.	4.750%	2/6/33	200	199
International Business Machines Corp.	4.150%	5/15/39	400	354
International Business Machines Corp.	5.600%	11/30/39	48	50
International Business Machines Corp.	2.850%	5/15/40	165	121
International Business Machines Corp.	4.000%	6/20/42	358	305
International Business Machines Corp.	4.250%	5/15/49	500	428
International Business Machines Corp.	2.950%	5/15/50	165	112
International Business Machines Corp.	3.430%	2/9/52	100	73
International Business Machines Corp.	5.100%	2/6/53	400	382
Intuit Inc.	0.950%	7/15/25	100	92
Intuit Inc.	1.350%	7/15/27	100	89
Intuit Inc.	1.650%	7/15/30	100	83
Jabil Inc.	3.950%	1/12/28	100	94
Jabil Inc.	3.600%	1/15/30	100	90
Jabil Inc.	3.000%	1/15/31	150	126
Juniper Networks Inc.	3.750%	8/15/29	200	186

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Juniper Networks Inc.	5.950%	3/15/41	25	25
KLA Corp.	4.650%	11/1/24	73	73
KLA Corp.	4.100%	3/15/29	150	148
KLA Corp.	4.650%	7/15/32	200	202
KLA Corp.	5.000%	3/15/49	75	73
KLA Corp.	3.300%	3/1/50	150	115
KLA Corp.	4.950%	7/15/52	200	198
KLA Corp.	5.250%	7/15/62	200	202
Kyndryl Holdings Inc.	2.050%	10/15/26	100	87
Kyndryl Holdings Inc.	2.700%	10/15/28	100	84
Kyndryl Holdings Inc.	3.150%	10/15/31	100	77
Kyndryl Holdings Inc.	4.100%	10/15/41	100	67
Lam Research Corp.	3.800%	3/15/25	145	142
Lam Research Corp.	3.750%	3/15/26	150	148
Lam Research Corp.	4.000%	3/15/29	150	147
Lam Research Corp.	1.900%	6/15/30	295	249
Lam Research Corp.	4.875%	3/15/49	125	124
Lam Research Corp.	2.875%	6/15/50	150	106
Lam Research Corp.	3.125%	6/15/60	100	69
Leidos Inc.	3.625%	5/15/25	100	97
Leidos Inc.	4.375%	5/15/30	150	141
Leidos Inc.	2.300%	2/15/31	200	163
Marvell Technology Inc.	2.450%	4/15/28	100	87
Marvell Technology Inc.	4.875%	6/22/28	100	98
Marvell Technology Inc.	2.950%	4/15/31	100	84
Mastercard Inc.	3.375%	4/1/24	300	297
Mastercard Inc.	2.000%	3/3/25	400	383
Mastercard Inc.	2.950%	11/21/26	100	96
Mastercard Inc.	3.300%	3/26/27	200	194
Mastercard Inc.	4.875%	3/9/28	200	206
Mastercard Inc.	2.950%	6/1/29	275	255
Mastercard Inc.	3.350%	3/26/30	300	286
Mastercard Inc.	2.000%	11/18/31	200	169
Mastercard Inc.	3.950%	2/26/48	100	90
Mastercard Inc.	3.650%	6/1/49	250	214
Mastercard Inc.	3.850%	3/26/50	200	178
Microchip Technology Inc.	4.250%	9/1/25	200	197
Micron Technology Inc.	4.975%	2/6/26	100	100
Micron Technology Inc.	4.185%	2/15/27	200	193
Micron Technology Inc.	5.327%	2/6/29	150	151
Micron Technology Inc.	6.750%	11/1/29	75	80
Micron Technology Inc.	4.663%	2/15/30	100	96
Micron Technology Inc.	5.875%	2/9/33	35	35
Micron Technology Inc.	3.366%	11/1/41	100	71
Micron Technology Inc.	3.477%	11/1/51	100	65
Microsoft Corp.	3.125%	11/3/25	632	616
Microsoft Corp.	2.400%	8/8/26	805	766
Microsoft Corp.	3.300%	2/6/27	675	662
Microsoft Corp.	3.500%	2/12/35	325	308
Microsoft Corp.	3.450%	8/8/36	425	393
Microsoft Corp.	4.100%	2/6/37	250	248
Microsoft Corp.	3.700%	8/8/46	1,226	1,112
Microsoft Corp.	2.525%	6/1/50	1,478	1,041
Microsoft Corp.	2.921%	3/17/52	1,364	1,034
Microsoft Corp.	2.675%	6/1/60	594	410
Microsoft Corp.	3.041%	3/17/62	656	492
Moody's Corp.	3.250%	1/15/28	200	189
Moody's Corp.	2.000%	8/19/31	200	164

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Moody's Corp.	2.750%	8/19/41	200	144
Moody's Corp.	4.875%	12/17/48	125	117
Moody's Corp.	3.250%	5/20/50	100	73
Moody's Corp.	3.750%	2/25/52	100	80
Moody's Corp.	3.100%	11/29/61	200	132
Motorola Solutions Inc.	4.000%	9/1/24	26	25
Motorola Solutions Inc.	4.600%	2/23/28	125	123
Motorola Solutions Inc.	5.500%	9/1/44	75	71
NetApp Inc.	3.300%	9/29/24	75	73
NetApp Inc.	1.875%	6/22/25	150	140
NetApp Inc.	2.375%	6/22/27	100	92
NetApp Inc.	2.700%	6/22/30	200	172
Nokia OYJ	6.625%	5/15/39	90	90
NVIDIA Corp.	0.584%	6/14/24	250	239
NVIDIA Corp.	3.200%	9/16/26	200	194
NVIDIA Corp.	1.550%	6/15/28	250	220
NVIDIA Corp.	2.850%	4/1/30	300	273
NVIDIA Corp.	2.000%	6/15/31	250	210
NVIDIA Corp.	3.500%	4/1/40	200	172
NVIDIA Corp.	3.500%	4/1/50	405	332
NVIDIA Corp.	3.700%	4/1/60	113	91
NXP BV / NXP Funding LLC	5.350%	3/1/26	100	100
NXP BV / NXP Funding LLC	5.550%	12/1/28	75	77
NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	431
NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	180
NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	200	165
NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	200	164
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/41	200	145
NXP BV / NXP Funding LLC / NXP USA Inc.	3.125%	2/15/42	100	71
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	11/30/51	100	67
Oracle Corp.	3.400%	7/8/24	450	441
Oracle Corp.	2.950%	11/15/24	425	413
Oracle Corp.	2.500%	4/1/25	919	879
Oracle Corp.	1.650%	3/25/26	725	666
Oracle Corp.	2.650%	7/15/26	561	524
Oracle Corp.	2.800%	4/1/27	500	465
Oracle Corp.	2.300%	3/25/28	500	447
Oracle Corp.	4.500%	5/6/28	35	35
Oracle Corp.	6.150%	11/9/29	225	240
Oracle Corp.	2.950%	4/1/30	550	486
Oracle Corp.	4.650%	5/6/30	100	97
Oracle Corp.	2.875%	3/25/31	900	770
Oracle Corp.	6.250%	11/9/32	225	242
Oracle Corp.	4.900%	2/6/33	300	294
Oracle Corp.	4.300%	7/8/34	325	297
Oracle Corp.	3.900%	5/15/35	150	131
Oracle Corp.	3.850%	7/15/36	250	213
Oracle Corp.	3.800%	11/15/37	525	437
Oracle Corp.	6.125%	7/8/39	250	261
Oracle Corp.	3.600%	4/1/40	605	469
Oracle Corp.	5.375%	7/15/40	400	383
Oracle Corp.	3.650%	3/25/41	300	232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	4.500%	7/8/44	250	209
	Oracle Corp.	4.125%	5/15/45	425	334
	Oracle Corp.	4.000%	7/15/46	575	440
	Oracle Corp.	4.000%	11/15/47	475	363
	Oracle Corp.	3.600%	4/1/50	920	652
	Oracle Corp.	3.950%	3/25/51	600	451
	Oracle Corp.	6.900%	11/9/52	225	252
	Oracle Corp.	5.550%	2/6/53	400	381
	Oracle Corp.	4.375%	5/15/55	150	119
	Oracle Corp.	3.850%	4/1/60	500	349
	Oracle Corp.	4.100%	3/25/61	300	220
	PayPal Holdings Inc.	2.400%	10/1/24	100	97
	PayPal Holdings Inc.	1.650%	6/1/25	200	188
	PayPal Holdings Inc.	2.650%	10/1/26	300	283
	PayPal Holdings Inc.	2.850%	10/1/29	400	361
	PayPal Holdings Inc.	2.300%	6/1/30	200	171
	PayPal Holdings Inc.	4.400%	6/1/32	200	196
	PayPal Holdings Inc.	3.250%	6/1/50	310	227
[5]	Qorvo Inc.	1.750%	12/15/24	100	93
	Qorvo Inc.	4.375%	10/15/29	200	184
	QUALCOMM Inc.	2.900%	5/20/24	172	169
	QUALCOMM Inc.	3.450%	5/20/25	200	196
	QUALCOMM Inc.	3.250%	5/20/27	400	387
	QUALCOMM Inc.	1.300%	5/20/28	378	330
	QUALCOMM Inc.	1.650%	5/20/32	414	335
	QUALCOMM Inc.	5.400%	5/20/33	200	215
	QUALCOMM Inc.	4.650%	5/20/35	200	202
	QUALCOMM Inc.	4.800%	5/20/45	275	274
	QUALCOMM Inc.	4.300%	5/20/47	350	324
	QUALCOMM Inc.	3.250%	5/20/50	200	155
	QUALCOMM Inc.	4.500%	5/20/52	200	186
	QUALCOMM Inc.	6.000%	5/20/53	200	227
	RELX Capital Inc.	4.000%	3/18/29	100	96
	RELX Capital Inc.	3.000%	5/22/30	150	133
	RELX Capital Inc.	4.750%	5/20/32	100	99
	Roper Technologies Inc.	2.350%	9/15/24	125	120
	Roper Technologies Inc.	1.000%	9/15/25	500	457
	Roper Technologies Inc.	3.850%	12/15/25	100	98
	Roper Technologies Inc.	3.800%	12/15/26	145	140
	Roper Technologies Inc.	1.400%	9/15/27	500	434
	Roper Technologies Inc.	4.200%	9/15/28	175	172
	Roper Technologies Inc.	2.950%	9/15/29	125	112
	Roper Technologies Inc.	2.000%	6/30/30	125	103
	S&P Global Inc.	2.450%	3/1/27	250	235
	S&P Global Inc.	4.750%	8/1/28	140	142
	S&P Global Inc.	2.700%	3/1/29	250	227
	S&P Global Inc.	4.250%	5/1/29	100	99
	S&P Global Inc.	2.500%	12/1/29	125	111
	S&P Global Inc.	1.250%	8/15/30	200	161
	S&P Global Inc.	2.900%	3/1/32	300	268
	S&P Global Inc.	3.250%	12/1/49	150	114
	S&P Global Inc.	3.700%	3/1/52	200	164
	S&P Global Inc.	2.300%	8/15/60	100	58
	S&P Global Inc.	3.900%	3/1/62	100	83
	salesforce.com Inc.	3.700%	4/11/28	325	319
	salesforce.com Inc.	1.500%	7/15/28	200	177
	salesforce.com Inc.	1.950%	7/15/31	300	251
	salesforce.com Inc.	2.700%	7/15/41	250	188

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
salesforce.com Inc.	2.900%	7/15/51	400	284
salesforce.com Inc.	3.050%	7/15/61	250	171
ServiceNow Inc.	1.400%	9/1/30	400	322
Skyworks Solutions Inc.	1.800%	6/1/26	200	180
Teledyne FLIR LLC	2.500%	8/1/30	100	84
Teledyne Technologies Inc.	0.950%	4/1/24	300	288
Teledyne Technologies Inc.	2.750%	4/1/31	300	256
Texas Instruments Inc.	2.625%	5/15/24	25	24
Texas Instruments Inc.	1.375%	3/12/25	200	189
Texas Instruments Inc.	1.125%	9/15/26	200	181
Texas Instruments Inc.	2.900%	11/3/27	94	89
Texas Instruments Inc.	2.250%	9/4/29	100	89
Texas Instruments Inc.	1.750%	5/4/30	210	178
Texas Instruments Inc.	1.900%	9/15/31	150	126
Texas Instruments Inc.	3.875%	3/15/39	142	129
Texas Instruments Inc.	4.150%	5/15/48	300	279
Texas Instruments Inc.	5.000%	3/14/53	200	208
Thomson Reuters Corp.	5.500%	8/15/35	75	75
Thomson Reuters Corp.	5.850%	4/15/40	100	100
Thomson Reuters Corp.	5.650%	11/23/43	100	96
TSMC Arizona Corp.	1.750%	10/25/26	400	363
TSMC Arizona Corp.	3.875%	4/22/27	200	196
TSMC Arizona Corp.	2.500%	10/25/31	200	172
TSMC Arizona Corp.	4.250%	4/22/32	200	196
TSMC Arizona Corp.	3.125%	10/25/41	200	161
TSMC Arizona Corp.	3.250%	10/25/51	200	156
TSMC Arizona Corp.	4.500%	4/22/52	200	194
Verisk Analytics Inc.	4.000%	6/15/25	150	147
Verisk Analytics Inc.	4.125%	3/15/29	400	384
Verisk Analytics Inc.	5.500%	6/15/45	50	49
Verisk Analytics Inc.	3.625%	5/15/50	100	73
Visa Inc.	3.150%	12/14/25	925	898
Visa Inc.	1.900%	4/15/27	200	184
Visa Inc.	0.750%	8/15/27	500	435
Visa Inc.	2.750%	9/15/27	150	142
Visa Inc.	1.100%	2/15/31	400	319
Visa Inc.	4.150%	12/14/35	325	320
Visa Inc.	2.700%	4/15/40	200	158
Visa Inc.	4.300%	12/14/45	725	699
Visa Inc.	3.650%	9/15/47	100	88
Visa Inc.	2.000%	8/15/50	300	189
VMware Inc.	4.500%	5/15/25	200	198
VMware Inc.	4.650%	5/15/27	100	99
VMware Inc.	3.900%	8/21/27	300	287
VMware Inc.	1.800%	8/15/28	200	169
VMware Inc.	4.700%	5/15/30	500	485
VMware Inc.	2.200%	8/15/31	300	237
Western Digital Corp.	4.750%	2/15/26	500	482
Western Digital Corp.	2.850%	2/1/29	200	163
Western Union Co.	2.850%	1/10/25	108	103
Western Union Co.	1.350%	3/15/26	200	178
Western Union Co.	6.200%	11/17/36	100	100
Western Union Co.	6.200%	6/21/40	35	35
Workday Inc.	3.500%	4/1/27	200	191
Workday Inc.	3.700%	4/1/29	200	187
Workday Inc.	3.800%	4/1/32	200	183
Xilinx Inc.	2.950%	6/1/24	150	147

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Xilinx Inc.	2.375%	6/1/30	200	174
				104,373
Utilities (2.3%)
AEP Texas Inc.	3.950%	6/1/28	100	96
AEP Texas Inc.	2.100%	7/1/30	200	166
AEP Texas Inc.	3.800%	10/1/47	50	39
AEP Texas Inc.	3.450%	1/15/50	50	37
AEP Texas Inc.	5.250%	5/15/52	89	87
AEP Transmission Co. LLC	4.000%	12/1/46	75	64
AEP Transmission Co. LLC	3.750%	12/1/47	100	83
AEP Transmission Co. LLC	3.800%	6/15/49	70	58
AEP Transmission Co. LLC	3.150%	9/15/49	70	51
AEP Transmission Co. LLC	4.500%	6/15/52	200	183
AES Corp.	1.375%	1/15/26	300	270
AES Corp.	2.450%	1/15/31	300	245
Alabama Power Co.	1.450%	9/15/30	500	402
Alabama Power Co.	3.940%	9/1/32	331	311
Alabama Power Co.	6.125%	5/15/38	50	54
Alabama Power Co.	3.850%	12/1/42	25	21
Alabama Power Co.	4.150%	8/15/44	75	64
Alabama Power Co.	3.750%	3/1/45	150	121
Alabama Power Co.	4.300%	1/2/46	250	217
Alabama Power Co.	3.700%	12/1/47	100	79
Alabama Power Co.	4.300%	7/15/48	100	87
Alabama Power Co.	3.450%	10/1/49	108	81
Alabama Power Co.	3.125%	7/15/51	107	76
Alabama Power Co.	3.000%	3/15/52	200	138
Ameren Corp.	2.500%	9/15/24	100	96
Ameren Corp.	3.650%	2/15/26	80	77
Ameren Corp.	1.950%	3/15/27	200	179
Ameren Corp.	3.500%	1/15/31	100	91
Ameren Illinois Co.	3.800%	5/15/28	75	73
Ameren Illinois Co.	3.700%	12/1/47	150	123
Ameren Illinois Co.	3.250%	3/15/50	60	45
American Electric Power Co. Inc	5.625%	3/1/33	200	207
American Electric Power Co. Inc.	3.200%	11/13/27	75	70
American Electric Power Co. Inc.	4.300%	12/1/28	150	147
American Electric Power Co. Inc.	3.250%	3/1/50	71	49
American Electric Power Co. Inc.	3.875%	2/15/62	150	118
American Water Capital Corp.	3.400%	3/1/25	125	122
American Water Capital Corp.	2.950%	9/1/27	325	306
American Water Capital Corp.	3.450%	6/1/29	125	117
American Water Capital Corp.	2.800%	5/1/30	100	89
American Water Capital Corp.	4.450%	6/1/32	250	246
American Water Capital Corp.	6.593%	10/15/37	150	170
American Water Capital Corp.	4.300%	9/1/45	100	87
American Water Capital Corp.	3.750%	9/1/47	100	81
American Water Capital Corp.	4.200%	9/1/48	100	86
American Water Capital Corp.	4.150%	6/1/49	125	107
American Water Capital Corp.	3.450%	5/1/50	100	76
American Water Capital Corp.	3.250%	6/1/51	98	72
Appalachian Power Co.	3.300%	6/1/27	500	473
Appalachian Power Co.	4.500%	3/1/49	71	61
Appalachian Power Co.	3.700%	5/1/50	100	77
Arizona Public Service Co.	3.150%	5/15/25	100	96
Arizona Public Service Co.	2.950%	9/15/27	50	46
Arizona Public Service Co.	4.500%	4/1/42	225	197
Arizona Public Service Co.	4.350%	11/15/45	125	103

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Arizona Public Service Co.	3.750%	5/15/46	125	96
Arizona Public Service Co.	4.250%	3/1/49	100	82
Arizona Public Service Co.	3.500%	12/1/49	60	43
Atmos Energy Corp.	3.000%	6/15/27	100	94
Atmos Energy Corp.	2.625%	9/15/29	50	45
Atmos Energy Corp.	5.500%	6/15/41	200	202
Atmos Energy Corp.	4.150%	1/15/43	100	89
Atmos Energy Corp.	4.125%	10/15/44	50	43
Atmos Energy Corp.	3.375%	9/15/49	400	305
Atmos Energy Corp.	2.850%	2/15/52	200	136
Avangrid Inc.	3.150%	12/1/24	230	223
Avangrid Inc.	3.800%	6/1/29	195	183
Avista Corp.	4.350%	6/1/48	75	67
Avista Corp.	4.000%	4/1/52	72	61
Baltimore Gas and Electric Co.	2.400%	8/15/26	334	312
Baltimore Gas and Electric Co.	2.250%	6/15/31	100	84
Baltimore Gas and Electric Co.	3.500%	8/15/46	100	77
Baltimore Gas and Electric Co.	3.750%	8/15/47	250	201
Baltimore Gas and Electric Co.	4.250%	9/15/48	50	43
Baltimore Gas and Electric Co.	3.200%	9/15/49	80	59
Baltimore Gas and Electric Co.	2.900%	6/15/50	100	69
Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	98
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	119
Berkshire Hathaway Energy Co.	3.700%	7/15/30	700	665
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	110
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	243
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	148
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	134
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	40
Berkshire Hathaway Energy Co.	4.450%	1/15/49	200	180
Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	173
Berkshire Hathaway Energy Co.	4.600%	5/1/53	200	183
Black Hills Corp.	1.037%	8/23/24	200	189
Black Hills Corp.	3.950%	1/15/26	75	73
Black Hills Corp.	3.150%	1/15/27	75	71
Black Hills Corp.	3.050%	10/15/29	70	61
Black Hills Corp.	4.350%	5/1/33	75	69
Black Hills Corp.	4.200%	9/15/46	50	40
Black Hills Corp.	3.875%	10/15/49	70	53
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	279
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	58
CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	106	108
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	63
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	133
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	69
CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	200	152
CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	56	54
CenterPoint Energy Inc.	2.500%	9/1/24	100	96
CenterPoint Energy Inc.	1.450%	6/1/26	200	181
CenterPoint Energy Inc.	4.250%	11/1/28	21	20
CenterPoint Energy Inc.	2.950%	3/1/30	80	70
CenterPoint Energy Inc.	2.650%	6/1/31	200	169
CenterPoint Energy Inc.	3.700%	9/1/49	50	38
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	98
CenterPoint Energy Resources Corp.	1.750%	10/1/30	100	81
CenterPoint Energy Resources Corp.	5.400%	3/1/33	47	49
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	263
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	42

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cleco Corporate Holdings LLC	3.743%	5/1/26	100	95
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	109
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	226
Cleveland Electric Illuminating Co.	5.950%	12/15/36	75	77
CMS Energy Corp.	3.000%	5/15/26	75	71
CMS Energy Corp.	3.450%	8/15/27	50	48
CMS Energy Corp.	4.875%	3/1/44	75	69
CMS Energy Corp.	4.750%	6/1/50	100	86
Commonwealth Edison Co.	2.550%	6/15/26	223	210
Commonwealth Edison Co.	2.950%	8/15/27	75	70
Commonwealth Edison Co.	2.200%	3/1/30	50	43
Commonwealth Edison Co.	5.900%	3/15/36	150	161
Commonwealth Edison Co.	6.450%	1/15/38	175	203
Commonwealth Edison Co.	4.600%	8/15/43	75	70
Commonwealth Edison Co.	4.700%	1/15/44	175	165
Commonwealth Edison Co.	3.700%	3/1/45	75	60
Commonwealth Edison Co.	3.650%	6/15/46	175	138
Commonwealth Edison Co.	3.750%	8/15/47	100	82
Commonwealth Edison Co.	4.000%	3/1/48	150	128
Commonwealth Edison Co.	4.000%	3/1/49	125	105
Commonwealth Edison Co.	3.000%	3/1/50	200	142
Commonwealth Edison Co.	3.850%	3/15/52	200	163
Connecticut Light and Power Co.	0.750%	12/1/25	500	452
Connecticut Light and Power Co.	3.200%	3/15/27	50	48
Connecticut Light and Power Co.	4.300%	4/15/44	150	134
Connecticut Light and Power Co.	4.000%	4/1/48	160	138
Connecticut Light and Power Co.	5.250%	1/15/53	200	206
Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	600	508
Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	76	78
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	203
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	290
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	84
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	105
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	179
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	336
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	117
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	61
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	400	338
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	208
Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	200	225
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	61
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	104
Constellation Energy Generation LLC	5.600%	3/1/28	46	47
Constellation Energy Generation LLC	5.800%	3/1/33	34	35
Constellation Energy Generation LLC	6.250%	10/1/39	360	381
Constellation Energy Generation LLC	5.750%	10/1/41	75	74
Constellation Energy Generation LLC	5.600%	6/15/42	155	153
Consumers Energy Co.	3.800%	11/15/28	75	72
Consumers Energy Co.	3.600%	8/15/32	19	18
Consumers Energy Co.	4.625%	5/15/33	200	200
Consumers Energy Co.	3.950%	5/15/43	75	64
Consumers Energy Co.	3.250%	8/15/46	50	37
Consumers Energy Co.	3.950%	7/15/47	50	42
Consumers Energy Co.	4.050%	5/15/48	125	107
Consumers Energy Co.	4.350%	4/15/49	80	73
Consumers Energy Co.	3.100%	8/15/50	80	58
Consumers Energy Co.	3.500%	8/1/51	400	311
Consumers Energy Co.	4.200%	9/1/52	84	74

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consumers Energy Co.	2.500%	5/1/60	100	59
Delmarva Power & Light Co.	4.150%	5/15/45	100	85
Dominion Energy Inc.	3.071%	8/15/24	75	73
Dominion Energy Inc.	3.900%	10/1/25	125	122
Dominion Energy Inc.	1.450%	4/15/26	200	181
Dominion Energy Inc.	2.850%	8/15/26	379	356
Dominion Energy Inc.	4.250%	6/1/28	125	122
Dominion Energy Inc.	3.375%	4/1/30	125	113
Dominion Energy Inc.	2.250%	8/15/31	250	206
Dominion Energy Inc.	4.350%	8/15/32	56	54
Dominion Energy Inc.	5.375%	11/15/32	200	205
Dominion Energy Inc.	6.300%	3/15/33	75	82
Dominion Energy Inc.	5.950%	6/15/35	225	238
Dominion Energy Inc.	4.900%	8/1/41	280	257
Dominion Energy Inc.	4.050%	9/15/42	300	241
Dominion Energy Inc.	5.750%	10/1/54	100	94
Dominion Energy South Carolina Inc.	2.300%	12/1/31	100	83
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	56
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	138
Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	76
Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	69
DTE Electric Co.	3.375%	3/1/25	150	146
DTE Electric Co.	2.250%	3/1/30	450	390
DTE Electric Co.	2.625%	3/1/31	100	87
DTE Electric Co.	4.000%	4/1/43	225	194
DTE Electric Co.	3.700%	6/1/46	50	40
DTE Electric Co.	3.750%	8/15/47	100	81
DTE Electric Co.	3.950%	3/1/49	128	108
DTE Electric Co.	2.950%	3/1/50	150	105
DTE Energy Co.	2.529%	10/1/24	100	96
DTE Energy Co.	4.220%	11/1/24	250	247
DTE Energy Co.	1.050%	6/1/25	500	459
DTE Energy Co.	2.850%	10/1/26	300	281
DTE Energy Co.	3.400%	6/15/29	94	86
DTE Energy Co.	2.950%	3/1/30	60	53
Duke Energy Carolinas LLC	2.950%	12/1/26	100	95
Duke Energy Carolinas LLC	3.950%	11/15/28	125	123
Duke Energy Carolinas LLC	6.000%	12/1/28	125	134
Duke Energy Carolinas LLC	2.450%	8/15/29	200	175
Duke Energy Carolinas LLC	2.450%	2/1/30	100	88
Duke Energy Carolinas LLC	2.550%	4/15/31	200	172
Duke Energy Carolinas LLC	4.950%	1/15/33	175	180
Duke Energy Carolinas LLC	6.100%	6/1/37	100	108
Duke Energy Carolinas LLC	6.000%	1/15/38	25	27
Duke Energy Carolinas LLC	6.050%	4/15/38	25	27
Duke Energy Carolinas LLC	5.300%	2/15/40	150	154
Duke Energy Carolinas LLC	4.000%	9/30/42	175	150
Duke Energy Carolinas LLC	3.875%	3/15/46	100	82
Duke Energy Carolinas LLC	3.700%	12/1/47	100	80
Duke Energy Carolinas LLC	3.200%	8/15/49	400	294
Duke Energy Carolinas LLC	3.550%	3/15/52	200	156
Duke Energy Carolinas LLC	5.350%	1/15/53	160	167
Duke Energy Corp.	3.750%	4/15/24	325	321
Duke Energy Corp.	2.650%	9/1/26	80	75
Duke Energy Corp.	3.150%	8/15/27	140	132
Duke Energy Corp.	4.300%	3/15/28	200	196
Duke Energy Corp.	2.450%	6/1/30	100	85
Duke Energy Corp.	2.550%	6/15/31	200	167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	4.800%	12/15/45	125	116
	Duke Energy Corp.	3.750%	9/1/46	280	218
	Duke Energy Corp.	4.200%	6/15/49	115	94
	Duke Energy Corp.	3.500%	6/15/51	140	103
	Duke Energy Corp.	5.000%	8/15/52	250	233
	Duke Energy Corp.	3.250%	1/15/82	200	149
	Duke Energy Florida LLC	3.800%	7/15/28	100	98
	Duke Energy Florida LLC	2.500%	12/1/29	425	375
	Duke Energy Florida LLC	1.750%	6/15/30	100	82
	Duke Energy Florida LLC	2.400%	12/15/31	200	168
	Duke Energy Florida LLC	6.350%	9/15/37	225	251
	Duke Energy Florida LLC	6.400%	6/15/38	200	227
	Duke Energy Florida LLC	3.850%	11/15/42	200	168
	Duke Energy Florida LLC	3.400%	10/1/46	100	76
	Duke Energy Florida LLC	4.200%	7/15/48	200	175
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/31	92	85
	Duke Energy Indiana LLC	6.350%	8/15/38	740	850
	Duke Energy Indiana LLC	3.750%	5/15/46	225	180
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	84
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	19
	Duke Energy Progress LLC	3.700%	9/1/28	175	168
	Duke Energy Progress LLC	3.450%	3/15/29	125	117
	Duke Energy Progress LLC	2.000%	8/15/31	200	164
	Duke Energy Progress LLC	5.250%	3/15/33	200	208
	Duke Energy Progress LLC	4.375%	3/30/44	300	267
	Duke Energy Progress LLC	4.150%	12/1/44	100	86
	Duke Energy Progress LLC	3.700%	10/15/46	50	40
	Duke Energy Progress LLC	3.600%	9/15/47	100	78
	Duke Energy Progress LLC	2.900%	8/15/51	434	296
	Duke Energy Progress LLC	5.350%	3/15/53	200	206
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/30	85	77
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	100	82
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/43	100	73
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	100	96
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	134	131
	Edison International	5.750%	6/15/27	25	26
	El Paso Electric Co.	6.000%	5/15/35	50	52
	El Paso Electric Co.	5.000%	12/1/44	75	69
	Emera US Finance LP	3.550%	6/15/26	150	143
	Emera US Finance LP	4.750%	6/15/46	245	199
	Enel Chile SA	4.875%	6/12/28	125	121
	Entergy Arkansas LLC	3.500%	4/1/26	50	49
	Entergy Arkansas LLC	2.650%	6/15/51	500	323
	Entergy Corp.	2.950%	9/1/26	200	188
	Entergy Corp.	2.800%	6/15/30	100	87
	Entergy Corp.	3.750%	6/15/50	300	227
	Entergy Louisiana LLC	0.950%	10/1/24	200	188
	Entergy Louisiana LLC	5.590%	10/1/24	223	225
	Entergy Louisiana LLC	5.400%	11/1/24	382	385
	Entergy Louisiana LLC	2.400%	10/1/26	75	69
	Entergy Louisiana LLC	3.120%	9/1/27	100	94
	Entergy Louisiana LLC	3.050%	6/1/31	100	88
	Entergy Louisiana LLC	4.000%	3/15/33	150	140
	Entergy Louisiana LLC	4.950%	1/15/45	150	139
	Entergy Louisiana LLC	4.200%	9/1/48	167	145

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Entergy Louisiana LLC	4.200%	4/1/50	100	85
Entergy Louisiana LLC	2.900%	3/15/51	121	83
Entergy Mississippi LLC	2.850%	6/1/28	125	114
Entergy Texas Inc.	1.750%	3/15/31	500	405
Essential Utilities Inc.	3.566%	5/1/29	75	70
Essential Utilities Inc.	2.704%	4/15/30	100	86
Essential Utilities Inc.	4.276%	5/1/49	85	71
Essential Utilities Inc.	3.351%	4/15/50	200	143
Evergy Inc.	2.450%	9/15/24	200	192
Evergy Inc.	2.900%	9/15/29	150	134
Evergy Kansas Central Inc.	2.550%	7/1/26	150	141
Evergy Kansas Central Inc.	3.100%	4/1/27	100	95
Evergy Kansas Central Inc.	4.125%	3/1/42	200	173
Evergy Kansas Central Inc.	4.100%	4/1/43	100	88
Evergy Kansas Central Inc.	4.250%	12/1/45	25	21
Evergy Kansas Central Inc.	3.250%	9/1/49	100	72
Evergy Metro Inc.	2.250%	6/1/30	100	85
Evergy Metro Inc.	5.300%	10/1/41	100	99
Evergy Metro Inc.	4.200%	6/15/47	100	85
Eversource Energy	2.900%	10/1/24	50	48
Eversource Energy	3.150%	1/15/25	168	163
Eversource Energy	3.300%	1/15/28	100	94
Eversource Energy	4.250%	4/1/29	200	196
Eversource Energy	3.375%	3/1/32	119	107
Eversource Energy	3.450%	1/15/50	200	153
Exelon Corp.	3.950%	6/15/25	200	196
Exelon Corp.	3.400%	4/15/26	200	192
Exelon Corp.	2.750%	3/15/27	250	234
Exelon Corp.	5.150%	3/15/28	200	204
Exelon Corp.	4.050%	4/15/30	250	238
Exelon Corp.	5.300%	3/15/33	59	60
Exelon Corp.	4.950%	6/15/35	225	222
Exelon Corp.	5.625%	6/15/35	20	21
Exelon Corp.	5.100%	6/15/45	145	137
Exelon Corp.	4.450%	4/15/46	175	151
Exelon Corp.	4.100%	3/15/52	250	206
Exelon Corp.	5.600%	3/15/53	200	204
Florida Power & Light Co.	3.250%	6/1/24	25	25
Florida Power & Light Co.	2.850%	4/1/25	300	291
Florida Power & Light Co.	2.450%	2/3/32	200	171
Florida Power & Light Co.	5.625%	4/1/34	25	27
Florida Power & Light Co.	5.960%	4/1/39	375	415
Florida Power & Light Co.	4.125%	2/1/42	170	150
Florida Power & Light Co.	4.050%	6/1/42	125	111
Florida Power & Light Co.	3.800%	12/15/42	75	64
Florida Power & Light Co.	3.700%	12/1/47	150	124
Florida Power & Light Co.	3.950%	3/1/48	325	280
Florida Power & Light Co.	3.150%	10/1/49	555	418
Florida Power & Light Co.	2.875%	12/4/51	500	352
Fortis Inc.	3.055%	10/4/26	295	277
Georgia Power Co.	2.200%	9/15/24	225	216
Georgia Power Co.	3.250%	4/1/26	100	96
Georgia Power Co.	4.750%	9/1/40	175	160
Georgia Power Co.	4.300%	3/15/43	100	86
Georgia Power Co.	5.125%	5/15/52	250	244
Gulf Power Co.	3.300%	5/30/27	50	48
Iberdrola International BV	6.750%	7/15/36	75	85
Indiana Michigan Power Co.	3.850%	5/15/28	250	242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Michigan Power Co.	3.750%	7/1/47	150	117
	Indiana Michigan Power Co.	4.250%	8/15/48	100	86
	Interstate Power and Light Co.	3.250%	12/1/24	202	196
	Interstate Power and Light Co.	4.100%	9/26/28	125	123
	Interstate Power and Light Co.	3.600%	4/1/29	60	56
	Interstate Power and Light Co.	2.300%	6/1/30	100	84
	Interstate Power and Light Co.	6.250%	7/15/39	50	54
	Interstate Power and Light Co.	3.700%	9/15/46	75	58
	ITC Holdings Corp.	3.650%	6/15/24	75	74
	ITC Holdings Corp.	3.350%	11/15/27	100	94
	ITC Holdings Corp.	5.300%	7/1/43	200	192
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	62	60
	Kentucky Utilities Co.	5.125%	11/1/40	125	122
	Kentucky Utilities Co.	4.375%	10/1/45	100	86
	Kentucky Utilities Co.	3.300%	6/1/50	200	145
	Louisville Gas and Electric Co.	3.300%	10/1/25	75	72
	Louisville Gas and Electric Co.	4.250%	4/1/49	170	147
	MidAmerican Energy Co.	3.500%	10/15/24	179	175
	MidAmerican Energy Co.	3.100%	5/1/27	150	143
	MidAmerican Energy Co.	3.650%	4/15/29	200	191
	MidAmerican Energy Co.	6.750%	12/30/31	125	144
	MidAmerican Energy Co.	5.750%	11/1/35	125	134
	MidAmerican Energy Co.	4.800%	9/15/43	100	96
	MidAmerican Energy Co.	3.950%	8/1/47	100	86
	MidAmerican Energy Co.	3.650%	8/1/48	125	101
	MidAmerican Energy Co.	4.250%	7/15/49	200	179
	Mississippi Power Co.	4.250%	3/15/42	100	86
	National Fuel Gas Co.	5.500%	1/15/26	50	50
	National Fuel Gas Co.	4.750%	9/1/28	50	48
	National Fuel Gas Co.	2.950%	3/1/31	100	80
	National Grid USA	5.803%	4/1/35	50	51
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	100	89
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	143
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	97
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	100	95
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	87
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	100	77
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	193
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	53	50
	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	70
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	200	175
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	87
	Nevada Power Co.	3.700%	5/1/29	200	192
	Nevada Power Co.	2.400%	5/1/30	75	65
	Nevada Power Co.	6.750%	7/1/37	75	87
	Nevada Power Co.	3.125%	8/1/50	150	106
	NextEra Energy Capital Holdings Inc.	4.200%	6/20/24	150	148

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	275	272
NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	150	149
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	239
NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	232	231
NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	222	224
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	300	264
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	94
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	89
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	500	423
NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	179	180
NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	64	64
NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	204	201
NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	105
NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	88
NiSource Inc.	0.950%	8/15/25	223	204
NiSource Inc.	3.490%	5/15/27	250	237
NiSource Inc.	5.250%	3/30/28	200	204
NiSource Inc.	2.950%	9/1/29	200	178
NiSource Inc.	3.600%	5/1/30	200	185
NiSource Inc.	1.700%	2/15/31	300	238
NiSource Inc.	5.950%	6/15/41	77	81
NiSource Inc.	4.800%	2/15/44	125	116
NiSource Inc.	5.650%	2/1/45	100	104
NiSource Inc.	4.375%	5/15/47	250	217
NiSource Inc.	3.950%	3/30/48	200	163
NiSource Inc.	5.000%	6/15/52	63	60
Northern States Power Co.	6.250%	6/1/36	75	83
Northern States Power Co.	6.200%	7/1/37	50	55
Northern States Power Co.	5.350%	11/1/39	175	182
Northern States Power Co.	3.400%	8/15/42	105	85
Northern States Power Co.	4.000%	8/15/45	50	43
Northern States Power Co.	2.900%	3/1/50	250	177
Northern States Power Co.	2.600%	6/1/51	100	66
NSTAR Electric Co.	3.200%	5/15/27	125	119
NSTAR Electric Co.	3.250%	5/15/29	50	47
NSTAR Electric Co.	5.500%	3/15/40	75	79
NSTAR Electric Co.	4.950%	9/15/52	74	73
Oglethorpe Power Corp.	5.950%	11/1/39	50	51
Oglethorpe Power Corp.	5.375%	11/1/40	175	166
Oglethorpe Power Corp.	3.750%	8/1/50	250	193
Ohio Edison Co.	6.875%	7/15/36	100	114
Ohio Power Co.	4.150%	4/1/48	100	86
Ohio Power Co.	4.000%	6/1/49	240	200
Oklahoma Gas and Electric Co.	3.800%	8/15/28	75	72
Oklahoma Gas and Electric Co.	3.250%	4/1/30	100	90
Oklahoma Gas and Electric Co.	5.400%	1/15/33	80	83
Oklahoma Gas and Electric Co.	4.150%	4/1/47	50	42
Oklahoma Gas and Electric Co.	3.850%	8/15/47	75	60
Oncor Electric Delivery Co. LLC	2.750%	6/1/24	100	98
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	75	72
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	49
Oncor Electric Delivery Co. LLC	2.750%	5/15/30	200	178
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	60
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	156
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	126
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	71
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	37	38
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	84

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	42
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	200	166
	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	250	183
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	250	169
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	63	66
	ONE Gas Inc.	2.000%	5/15/30	100	85
	ONE Gas Inc.	4.658%	2/1/44	125	116
	ONE Gas Inc.	4.500%	11/1/48	75	66
	Pacific Gas and Electric Co.	3.450%	7/1/25	200	191
	Pacific Gas and Electric Co.	3.150%	1/1/26	300	280
	Pacific Gas and Electric Co.	3.300%	12/1/27	800	722
	Pacific Gas and Electric Co.	3.000%	6/15/28	200	178
	Pacific Gas and Electric Co.	3.750%	7/1/28	300	276
	Pacific Gas and Electric Co.	4.550%	7/1/30	700	654
	Pacific Gas and Electric Co.	4.400%	3/1/32	81	73
	Pacific Gas and Electric Co.	6.150%	1/15/33	200	205
	Pacific Gas and Electric Co.	4.500%	7/1/40	500	411
	Pacific Gas and Electric Co.	4.750%	2/15/44	500	405
	Pacific Gas and Electric Co.	4.300%	3/15/45	200	150
	Pacific Gas and Electric Co.	4.950%	7/1/50	575	474
	Pacific Gas and Electric Co.	3.500%	8/1/50	500	330
	Pacific Gas and Electric Co.	6.750%	1/15/53	200	207
	Pacific Gas and Electric Co.	6.700%	4/1/53	200	206
	PacifiCorp	3.600%	4/1/24	125	123
	PacifiCorp	3.500%	6/15/29	100	94
	PacifiCorp	2.700%	9/15/30	50	44
	PacifiCorp	7.700%	11/15/31	250	305
	PacifiCorp	5.250%	6/15/35	56	58
	PacifiCorp	6.100%	8/1/36	100	108
	PacifiCorp	6.250%	10/15/37	125	140
	PacifiCorp	6.350%	7/15/38	75	86
	PacifiCorp	6.000%	1/15/39	116	126
	PacifiCorp	4.100%	2/1/42	56	49
	PacifiCorp	4.125%	1/15/49	100	86
	PacifiCorp	4.150%	2/15/50	200	171
	PacifiCorp	3.300%	3/15/51	100	74
	PacifiCorp	5.350%	12/1/53	200	205
	PECO Energy Co.	3.900%	3/1/48	75	64
	PECO Energy Co.	2.800%	6/15/50	200	136
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	100	79
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	100	73
	PG&E Recovery Funding LLC	5.256%	1/15/40	280	291
	PG&E Recovery Funding LLC	5.536%	7/15/49	90	95
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/32	141	135
	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/33	50	49
[2]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/38	100	97
	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/39	75	74
	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/43	75	75
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	250	231
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	200	205
[2]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/53	100	94
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	75	76
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	102
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	45
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	56
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	200	141
	Pinnacle West Capital Corp.	1.300%	6/15/25	200	184
	Potomac Electric Power Co.	6.500%	11/15/37	250	288

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Potomac Electric Power Co.	4.150%	3/15/43	150	132
PPL Capital Funding Inc.	3.100%	5/15/26	100	95
PPL Electric Utilities Corp.	5.000%	5/15/33	200	204
PPL Electric Utilities Corp.	6.250%	5/15/39	100	111
PPL Electric Utilities Corp.	4.125%	6/15/44	50	44
PPL Electric Utilities Corp.	4.150%	10/1/45	155	136
PPL Electric Utilities Corp.	3.950%	6/1/47	75	65
PPL Electric Utilities Corp.	5.250%	5/15/53	200	207
Progress Energy Inc.	7.000%	10/30/31	119	132
Progress Energy Inc.	6.000%	12/1/39	125	128
Public Service Co. of Colorado	3.700%	6/15/28	75	73
Public Service Co. of Colorado	1.900%	1/15/31	100	83
Public Service Co. of Colorado	1.875%	6/15/31	200	163
Public Service Co. of Colorado	3.600%	9/15/42	175	144
Public Service Co. of Colorado	4.100%	6/15/48	75	64
Public Service Co. of Colorado	2.700%	1/15/51	100	67
Public Service Co. of Colorado	5.250%	4/1/53	200	204
Public Service Co. of New Hampshire	3.600%	7/1/49	75	60
Public Service Co. of New Hampshire	5.150%	1/15/53	54	55
Public Service Co. of Oklahoma	5.250%	1/15/33	85	87
Public Service Electric and Gas Co.	3.000%	5/15/25	80	77
Public Service Electric and Gas Co.	2.250%	9/15/26	250	230
Public Service Electric and Gas Co.	3.000%	5/15/27	75	71
Public Service Electric and Gas Co.	3.200%	5/15/29	70	64
Public Service Electric and Gas Co.	2.450%	1/15/30	50	44
Public Service Electric and Gas Co.	3.800%	3/1/46	250	206
Public Service Electric and Gas Co.	3.850%	5/1/49	200	168
Public Service Electric and Gas Co.	3.150%	1/1/50	200	149
Public Service Electric and Gas Co.	2.050%	8/1/50	500	295
Public Service Enterprise Group Inc.	1.600%	8/15/30	500	400
Puget Energy Inc.	3.650%	5/15/25	400	385
Puget Energy Inc.	4.100%	6/15/30	100	93
Puget Sound Energy Inc.	6.274%	3/15/37	125	137
Puget Sound Energy Inc.	5.757%	10/1/39	125	130
Puget Sound Energy Inc.	4.300%	5/20/45	100	86
Puget Sound Energy Inc.	4.223%	6/15/48	125	108
Puget Sound Energy Inc.	3.250%	9/15/49	90	66
San Diego Gas & Electric Co.	2.500%	5/15/26	250	234
San Diego Gas & Electric Co.	1.700%	10/1/30	500	408
San Diego Gas & Electric Co.	3.000%	3/15/32	100	88
San Diego Gas & Electric Co.	4.500%	8/15/40	100	93
San Diego Gas & Electric Co.	3.750%	6/1/47	75	61
San Diego Gas & Electric Co.	4.150%	5/15/48	75	65
San Diego Gas & Electric Co.	3.320%	4/15/50	100	74
San Diego Gas & Electric Co.	3.700%	3/15/52	100	81
San Diego Gas & Electric Co.	5.350%	4/1/53	200	206
SCE Recovery Funding LLC	2.943%	11/15/44	50	41
Sempra Energy	3.300%	4/1/25	200	194
Sempra Energy	3.250%	6/15/27	150	141
Sempra Energy	3.400%	2/1/28	200	188
Sempra Energy	3.800%	2/1/38	200	173
Sempra Energy	6.000%	10/15/39	150	158
Sempra Energy	4.000%	2/1/48	175	143
Sempra Energy	4.125%	4/1/52	200	160
Sierra Pacific Power Co.	2.600%	5/1/26	100	94
Southern California Edison Co.	1.100%	4/1/24	200	192
Southern California Edison Co.	3.700%	8/1/25	150	146
Southern California Edison Co.	3.650%	3/1/28	100	95

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern California Edison Co.	5.300%	3/1/28	200	205
Southern California Edison Co.	4.200%	3/1/29	75	73
Southern California Edison Co.	6.650%	4/1/29	75	81
Southern California Edison Co.	2.850%	8/1/29	275	246
Southern California Edison Co.	2.250%	6/1/30	300	255
Southern California Edison Co.	2.500%	6/1/31	200	170
Southern California Edison Co.	2.750%	2/1/32	130	112
Southern California Edison Co.	5.750%	4/1/35	75	79
Southern California Edison Co.	5.350%	7/15/35	200	202
Southern California Edison Co.	5.625%	2/1/36	125	129
Southern California Edison Co.	5.500%	3/15/40	100	101
Southern California Edison Co.	4.500%	9/1/40	275	245
Southern California Edison Co.	4.050%	3/15/42	208	173
Southern California Edison Co.	3.900%	3/15/43	100	81
Southern California Edison Co.	4.000%	4/1/47	335	276
Southern California Edison Co.	4.125%	3/1/48	350	289
Southern California Edison Co.	4.875%	3/1/49	100	93
Southern California Edison Co.	3.650%	6/1/51	200	154
Southern California Edison Co.	3.450%	2/1/52	200	148
Southern California Gas Co.	2.600%	6/15/26	405	383
Southern California Gas Co.	2.950%	4/15/27	200	188
Southern California Gas Co.	2.550%	2/1/30	150	131
Southern California Gas Co.	3.750%	9/15/42	75	62
Southern California Gas Co.	4.125%	6/1/48	75	62
Southern California Gas Co.	3.950%	2/15/50	70	56
Southern Co.	4.475%	8/1/24	200	197
Southern Co.	3.250%	7/1/26	350	334
Southern Co.	5.113%	8/1/27	200	201
Southern Co.	1.750%	3/15/28	300	259
Southern Co.	5.700%	10/15/32	90	95
Southern Co.	4.250%	7/1/36	200	183
Southern Co.	4.400%	7/1/46	360	313
Southern Co.	4.000%	1/15/51	300	277
Southern Co.	3.750%	9/15/51	200	169
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	72
Southern Co. Gas Capital Corp.	1.750%	1/15/31	89	71
Southern Co. Gas Capital Corp.	5.150%	9/15/32	90	91
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	79
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	42
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	78
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	85
Southern Power Co.	4.150%	12/1/25	100	98
Southern Power Co.	5.150%	9/15/41	100	94
Southern Power Co.	5.250%	7/15/43	50	47
Southern Power Co.	4.950%	12/15/46	75	67
Southwest Gas Corp.	3.700%	4/1/28	50	47
Southwest Gas Corp.	4.050%	3/15/32	200	184
Southwest Gas Corp.	3.800%	9/29/46	75	57
Southwest Gas Corp.	4.150%	6/1/49	25	20
Southwestern Electric Power Co.	2.750%	10/1/26	445	414
Southwestern Electric Power Co.	4.100%	9/15/28	100	97
Southwestern Electric Power Co.	6.200%	3/15/40	75	79
Southwestern Electric Power Co.	3.900%	4/1/45	100	79
Southwestern Electric Power Co.	3.850%	2/1/48	325	251
Southwestern Electric Power Co.	3.250%	11/1/51	200	139
Southwestern Public Service Co.	3.300%	6/15/24	165	162
Southwestern Public Service Co.	4.500%	8/15/41	100	90
Southwestern Public Service Co.	3.400%	8/15/46	275	203

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southwestern Public Service Co.	3.700%	8/15/47	75	59
Southwestern Public Service Co.	4.400%	11/15/48	275	240
Southwestern Public Service Co.	3.750%	6/15/49	75	59
Southwestern Public Service Co.	3.150%	5/1/50	100	72
Tampa Electric Co.	4.100%	6/15/42	50	43
Tampa Electric Co.	4.350%	5/15/44	50	43
Tampa Electric Co.	4.300%	6/15/48	75	64
Tampa Electric Co.	4.450%	6/15/49	125	109
Tampa Electric Co.	3.625%	6/15/50	50	38
Tampa Electric Co.	5.000%	7/15/52	100	96
Toledo Edison Co.	6.150%	5/15/37	75	80
Tucson Electric Power Co.	3.050%	3/15/25	50	48
Tucson Electric Power Co.	5.500%	4/15/53	66	67
Union Electric Co.	3.500%	4/15/24	250	245
Union Electric Co.	2.950%	6/15/27	72	68
Union Electric Co.	2.950%	3/15/30	350	317
Union Electric Co.	2.150%	3/15/32	200	163
Union Electric Co.	8.450%	3/15/39	150	199
Union Electric Co.	3.650%	4/15/45	125	99
Union Electric Co.	4.000%	4/1/48	275	228
Union Electric Co.	3.250%	10/1/49	100	73
Union Electric Co.	3.900%	4/1/52	100	84
Virginia Electric and Power Co.	2.950%	11/15/26	276	260
Virginia Electric and Power Co.	3.500%	3/15/27	250	241
Virginia Electric and Power Co.	3.800%	4/1/28	150	146
Virginia Electric and Power Co.	2.875%	7/15/29	275	249
Virginia Electric and Power Co.	2.300%	11/15/31	200	166
Virginia Electric and Power Co.	2.400%	3/30/32	200	167
Virginia Electric and Power Co.	5.000%	4/1/33	200	201
Virginia Electric and Power Co.	6.000%	1/15/36	125	135
Virginia Electric and Power Co.	6.000%	5/15/37	150	162
Virginia Electric and Power Co.	6.350%	11/30/37	50	56
Virginia Electric and Power Co.	4.000%	1/15/43	90	76
Virginia Electric and Power Co.	4.450%	2/15/44	475	421
Virginia Electric and Power Co.	4.200%	5/15/45	75	63
Virginia Electric and Power Co.	4.000%	11/15/46	100	82
Virginia Electric and Power Co.	3.800%	9/15/47	100	80
Virginia Electric and Power Co.	4.600%	12/1/48	175	159
Virginia Electric and Power Co.	3.300%	12/1/49	98	73
Virginia Electric and Power Co.	2.950%	11/15/51	200	137
Virginia Electric and Power Co.	5.450%	4/1/53	200	204
Washington Gas Light Co.	3.796%	9/15/46	100	80
Washington Gas Light Co.	3.650%	9/15/49	30	23
WEC Energy Group Inc.	3.550%	6/15/25	48	46
WEC Energy Group Inc.	1.375%	10/15/27	500	434
WEC Energy Group Inc.	4.750%	1/15/28	250	250
WEC Energy Group Inc.	2.200%	12/15/28	200	174
Wisconsin Electric Power Co.	2.050%	12/15/24	100	95
Wisconsin Electric Power Co.	4.750%	9/30/32	90	90
Wisconsin Electric Power Co.	4.300%	10/15/48	100	88
Wisconsin Power and Light Co.	6.375%	8/15/37	100	110
Wisconsin Power and Light Co.	3.650%	4/1/50	50	38
Xcel Energy Inc.	3.300%	6/1/25	325	314
Xcel Energy Inc.	3.350%	12/1/26	75	72
Xcel Energy Inc.	1.750%	3/15/27	200	179
Xcel Energy Inc.	4.000%	6/15/28	75	73
Xcel Energy Inc.	2.600%	12/1/29	200	175
Xcel Energy Inc.	3.400%	6/1/30	250	228

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Xcel Energy Inc.	4.600%	6/1/32	200	195
Xcel Energy Inc.	3.500%	12/1/49	100	77
				96,155
Total Corporate Bonds (Cost $1,227,398)				1,099,527
Sovereign Bonds (3.5%)
African Development Bank	0.875%	3/23/26	600	549
African Development Bank	0.875%	7/22/26	400	363
African Development Bank	4.375%	11/3/27	500	512
African Development Bank	4.375%	3/14/28	375	385
Asian Development Bank	0.375%	6/11/24	1,200	1,143
Asian Development Bank	4.125%	9/27/24	325	324
Asian Development Bank	0.625%	10/8/24	700	662
Asian Development Bank	1.500%	10/18/24	500	479
Asian Development Bank	2.000%	1/22/25	300	289
Asian Development Bank	0.625%	4/29/25	700	652
Asian Development Bank	2.875%	5/6/25	405	395
Asian Development Bank	0.375%	9/3/25	1,000	917
Asian Development Bank	4.250%	1/9/26	800	807
Asian Development Bank	0.500%	2/4/26	850	773
Asian Development Bank	2.000%	4/24/26	100	95
Asian Development Bank	2.625%	1/12/27	200	192
Asian Development Bank	1.500%	1/20/27	1,125	1,035
Asian Development Bank	2.375%	8/10/27	275	260
Asian Development Bank	6.220%	8/15/27	100	108
Asian Development Bank	3.125%	8/20/27	725	706
Asian Development Bank	2.500%	11/2/27	673	637
Asian Development Bank	1.250%	6/9/28	210	186
Asian Development Bank	5.820%	6/16/28	148	161
Asian Development Bank	3.125%	9/26/28	130	126
Asian Development Bank	1.750%	9/19/29	200	178
Asian Development Bank	1.875%	1/24/30	200	178
Asian Development Bank	0.750%	10/8/30	500	404
Asian Development Bank	1.500%	3/4/31	500	427
Asian Development Bank	3.125%	4/27/32	400	383
Asian Development Bank	3.875%	9/28/32	225	228
Asian Development Bank	4.000%	1/12/33	380	389
Asian Infrastructure Investment Bank	2.250%	5/16/24	500	487
Asian Infrastructure Investment Bank	0.500%	5/28/25	400	370
Asian Infrastructure Investment Bank	3.375%	6/29/25	200	196
Asian Infrastructure Investment Bank	0.500%	1/27/26	600	543
Asian Infrastructure Investment Bank	4.000%	1/18/28	450	452
Canada	1.625%	1/22/25	550	526
Canada	2.875%	4/28/25	520	508
Canada	0.750%	5/19/26	800	728
Corp. Andina de Fomento	1.250%	10/26/24	300	283
Corp. Andina de Fomento	5.250%	11/21/25	620	627
Corp. Andina de Fomento	4.750%	4/1/26	130	130
Corp. Andina de Fomento	2.250%	2/8/27	210	193
Council of Europe Development Bank	1.375%	2/27/25	200	190
Council of Europe Development Bank	3.000%	6/16/25	120	117
Council of Europe Development Bank	0.875%	9/22/26	200	181
Council of Europe Development Bank	3.625%	1/26/28	280	279
European Bank for Reconstruction & Development	1.625%	9/27/24	270	259
European Bank for Reconstruction & Development	1.500%	2/13/25	100	95

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	European Bank for Reconstruction & Development	0.500%	5/19/25	100	93
	European Bank for Reconstruction & Development	0.500%	11/25/25	500	457
	European Bank for Reconstruction & Development	0.500%	1/28/26	500	455
	European Bank for Reconstruction & Development	4.375%	3/9/28	400	412
	European Investment Bank	2.250%	6/24/24	550	536
	European Investment Bank	2.500%	10/15/24	276	269
	European Investment Bank	1.625%	3/14/25	100	95
	European Investment Bank	0.625%	7/25/25	1,600	1,483
	European Investment Bank	2.750%	8/15/25	800	778
	European Investment Bank	0.375%	12/15/25	2,000	1,822
	European Investment Bank	0.375%	3/26/26	1,000	903
	European Investment Bank	0.750%	10/26/26	450	405
	European Investment Bank	1.375%	3/15/27	600	548
	European Investment Bank	2.375%	5/24/27	225	214
	European Investment Bank	0.625%	10/21/27	500	436
	European Investment Bank	3.250%	11/15/27	500	490
	European Investment Bank	3.875%	3/15/28	1,100	1,109
	European Investment Bank	1.625%	10/9/29	125	110
	European Investment Bank	0.875%	5/17/30	200	166
	European Investment Bank	0.750%	9/23/30	500	408
	European Investment Bank	3.750%	2/14/33	425	430
	European Investment Bank	4.875%	2/15/36	325	360
[6]	Export Development Canada	3.375%	8/26/25	550	542
	Export Development Canada	3.000%	5/25/27	450	437
	Export Development Canada	3.875%	2/14/28	400	402
	Export-Import Bank of Korea	4.000%	9/15/24	750	743
	Export-Import Bank of Korea	2.625%	5/26/26	200	189
	Export-Import Bank of Korea	1.625%	1/18/27	200	181
	Export-Import Bank of Korea	4.250%	9/15/27	200	199
	Export-Import Bank of Korea	1.250%	9/21/30	500	401
	Export-Import Bank of Korea	2.125%	1/18/32	200	166
	Export-Import Bank of Korea	5.125%	1/11/33	200	210
	Export-Import Bank of Korea	2.500%	6/29/41	350	255
	Hydro-Quebec	8.050%	7/7/24	325	337
	Inter-American Development Bank	3.250%	7/1/24	600	591
	Inter-American Development Bank	0.500%	9/23/24	600	567
	Inter-American Development Bank	2.125%	1/15/25	1,100	1,061
	Inter-American Development Bank	1.750%	3/14/25	200	191
	Inter-American Development Bank	0.875%	4/3/25	500	469
	Inter-American Development Bank	7.000%	6/15/25	134	142
	Inter-American Development Bank	0.625%	7/15/25	1,300	1,205
	Inter-American Development Bank	0.875%	4/20/26	500	457
	Inter-American Development Bank	2.000%	6/2/26	750	707
	Inter-American Development Bank	2.000%	7/23/26	100	94
	Inter-American Development Bank	2.375%	7/7/27	450	425
	Inter-American Development Bank	0.625%	9/16/27	800	699
	Inter-American Development Bank	4.000%	1/12/28	920	931
	Inter-American Development Bank	1.125%	7/20/28	300	262
	Inter-American Development Bank	3.125%	9/18/28	875	849
	Inter-American Development Bank	1.125%	1/13/31	350	290
	Inter-American Development Bank	3.875%	10/28/41	200	194
	Inter-American Development Bank	3.200%	8/7/42	100	88
	Inter-American Investment Corp.	4.125%	2/15/28	250	252
	International Bank for Reconstruction & Development	1.500%	8/28/24	695	668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	2.500%	11/25/24	750	729
	International Bank for Reconstruction & Development	1.625%	1/15/25	200	191
	International Bank for Reconstruction & Development	0.625%	4/22/25	1,500	1,398
	International Bank for Reconstruction & Development	0.375%	7/28/25	1,500	1,380
	International Bank for Reconstruction & Development	2.500%	7/29/25	1,150	1,112
	International Bank for Reconstruction & Development	0.500%	10/28/25	2,000	1,833
	International Bank for Reconstruction & Development	3.125%	11/20/25	470	460
	International Bank for Reconstruction & Development	0.875%	7/15/26	525	478
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	332
	International Bank for Reconstruction & Development	0.750%	11/24/27	900	786
	International Bank for Reconstruction & Development	1.125%	9/13/28	1,500	1,309
	International Bank for Reconstruction & Development	3.625%	9/21/29	775	771
	International Bank for Reconstruction & Development	1.750%	10/23/29	200	177
	International Bank for Reconstruction & Development	3.875%	2/14/30	650	656
	International Bank for Reconstruction & Development	0.875%	5/14/30	400	330
	International Bank for Reconstruction & Development	0.750%	8/26/30	800	648
	International Bank for Reconstruction & Development	1.250%	2/10/31	650	545
	International Bank for Reconstruction & Development	1.625%	11/3/31	1,500	1,279
	International Bank for Reconstruction & Development	2.500%	3/29/32	200	183
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	270
	International Finance Corp.	1.375%	10/16/24	200	191
	International Finance Corp.	0.375%	7/16/25	400	369
	International Finance Corp.	2.125%	4/7/26	600	570
[7]	Israel Government Aid Bond	5.500%	4/26/24	475	479
[7]	Israel Government Aid Bond	5.500%	9/18/33	100	111
[8]	Japan Bank for International Cooperation	3.250%	7/20/23	300	298
[8]	Japan Bank for International Cooperation	3.375%	7/31/23	100	99
[8]	Japan Bank for International Cooperation	0.500%	4/15/24	500	479
[8]	Japan Bank for International Cooperation	3.000%	5/29/24	500	490
[8]	Japan Bank for International Cooperation	1.750%	10/17/24	200	192
[8]	Japan Bank for International Cooperation	2.125%	2/10/25	330	316
[8]	Japan Bank for International Cooperation	0.625%	7/15/25	400	368
[8]	Japan Bank for International Cooperation	2.750%	1/21/26	442	425
[8]	Japan Bank for International Cooperation	4.250%	1/26/26	470	471
[8]	Japan Bank for International Cooperation	2.375%	4/20/26	200	189
[8]	Japan Bank for International Cooperation	2.250%	11/4/26	200	187
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	200	190
[8]	Japan Bank for International Cooperation	2.750%	11/16/27	800	754
[8]	Japan Bank for International Cooperation	3.250%	7/20/28	300	287
[8]	Japan Bank for International Cooperation	3.500%	10/31/28	350	339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Japan Bank for International Cooperation	2.125%	2/16/29	420	376
[8]	Japan Bank for International Cooperation	1.250%	1/21/31	500	405
[8]	Japan International Cooperation Agency	2.750%	4/27/27	300	283
[8]	Japan International Cooperation Agency	3.250%	5/25/27	200	193
[8]	Japan International Cooperation Agency	1.750%	4/28/31	200	167
[9]	KFW	1.375%	8/5/24	900	865
[9]	KFW	0.500%	9/20/24	825	780
[9]	KFW	1.250%	1/31/25	1,725	1,636
[9]	KFW	2.000%	5/2/25	150	144
[9]	KFW	0.375%	7/18/25	1,500	1,382
[9]	KFW	0.625%	1/22/26	1,000	914
[9]	KFW	1.000%	10/1/26	1,000	909
[9]	KFW	3.000%	5/20/27	560	544
[9]	KFW	3.750%	2/15/28	800	801
[9]	KFW	2.875%	4/3/28	500	481
[9]	KFW	1.750%	9/14/29	175	156
[9]	KFW	0.000%	4/18/36	400	245
[9]	KFW	0.000%	6/29/37	200	117
[7]	Kingdom of Jordan AID	3.000%	6/30/25	200	194
	Korea Development Bank	2.125%	10/1/24	200	193
	Korea Development Bank	0.750%	1/25/25	200	187
	Korea Development Bank	1.375%	4/25/27	200	178
	Korea Development Bank	4.375%	2/15/28	450	450
	Korea Development Bank	1.625%	1/19/31	400	327
	Korea Development Bank	4.375%	2/15/33	450	445
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	818
[9]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	400	371
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	458
[9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	257
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	237
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	500	409
	Nordic Investment Bank	2.250%	5/21/24	200	195
	Nordic Investment Bank	0.375%	9/11/25	600	550
	Nordic Investment Bank	0.500%	1/21/26	200	182
	Nordic Investment Bank	4.375%	3/14/28	450	464
[10]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	100	95
[10]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	500	457
[10]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	140	140
[10]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	500	453
[10]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	400	397
[10]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	250	255
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	150	151
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	468	466
	Oriental Republic of Uruguay	5.750%	10/28/34	213	234
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	195	245
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	200	184
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	695	700
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	370	364
	Province of Alberta	1.875%	11/13/24	450	432
	Province of Alberta	1.000%	5/20/25	485	453
	Province of Alberta	3.300%	3/15/28	250	243
	Province of Alberta	1.300%	7/22/30	500	415
	Province of British Columbia	1.750%	9/27/24	225	216
	Province of British Columbia	2.250%	6/2/26	300	285
	Province of British Columbia	0.900%	7/20/26	300	272
	Province of Manitoba	2.600%	4/16/24	150	147
	Province of Manitoba	2.125%	6/22/26	90	85
	Province of Manitoba	1.500%	10/25/28	350	308

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Province of New Brunswick	3.625%	2/24/28	105	103
Province of Ontario	3.200%	5/16/24	150	148
Province of Ontario	2.500%	4/27/26	250	239
Province of Ontario	2.300%	6/15/26	900	854
Province of Ontario	3.100%	5/19/27	600	581
Province of Ontario	2.000%	10/2/29	585	521
Province of Ontario	1.125%	10/7/30	500	410
Province of Ontario	1.600%	2/25/31	600	505
Province of Ontario	1.800%	10/14/31	200	169
Province of Quebec	1.500%	2/11/25	441	419
Province of Quebec	0.600%	7/23/25	500	462
Province of Quebec	2.500%	4/20/26	200	191
Province of Quebec	2.750%	4/12/27	850	814
Province of Quebec	7.500%	9/15/29	475	568
Province of Quebec	1.350%	5/28/30	400	337
Province of Quebec	1.900%	4/21/31	1,200	1,035
Republic of Chile	3.125%	1/21/26	485	471
Republic of Chile	2.750%	1/31/27	250	236
Republic of Chile	3.240%	2/6/28	460	440
Republic of Chile	2.450%	1/31/31	200	173
Republic of Chile	2.550%	1/27/32	200	171
Republic of Chile	2.550%	7/27/33	400	329
Republic of Chile	3.500%	1/31/34	600	535
Republic of Chile	4.340%	3/7/42	400	354
Republic of Chile	3.500%	1/25/50	275	207
Republic of Chile	4.000%	1/31/52	200	163
Republic of Chile	3.100%	1/22/61	500	328
Republic of Chile	3.250%	9/21/71	200	130
Republic of Hungary	7.625%	3/29/41	240	271
Republic of Indonesia	4.100%	4/24/28	200	197
Republic of Indonesia	4.750%	2/11/29	425	430
Republic of Indonesia	3.400%	9/18/29	200	188
Republic of Indonesia	2.850%	2/14/30	200	181
Republic of Indonesia	3.850%	10/15/30	200	191
Republic of Indonesia	4.350%	1/11/48	725	645
Republic of Indonesia	3.700%	10/30/49	200	159
Republic of Indonesia	4.200%	10/15/50	430	372
Republic of Indonesia	3.050%	3/12/51	400	295
Republic of Indonesia	4.300%	3/31/52	200	174
Republic of Indonesia	5.450%	9/20/52	200	203
Republic of Indonesia	5.650%	1/11/53	200	208
Republic of Indonesia	3.200%	9/23/61	200	140
Republic of Indonesia	4.450%	4/15/70	200	173
Republic of Italy	0.875%	5/6/24	500	476
Republic of Italy	2.375%	10/17/24	475	455
Republic of Italy	1.250%	2/17/26	500	447
Republic of Italy	2.875%	10/17/29	400	348
Republic of Italy	5.375%	6/15/33	475	477
Republic of Italy	4.000%	10/17/49	500	378
Republic of Italy	3.875%	5/6/51	400	287
Republic of Korea	5.625%	11/3/25	100	103
Republic of Korea	2.750%	1/19/27	1,000	957
Republic of Korea	2.500%	6/19/29	200	185
Republic of Korea	1.750%	10/15/31	200	170
Republic of Korea	3.875%	9/20/48	125	115
Republic of Panama	3.750%	3/16/25	207	202
Republic of Panama	7.125%	1/29/26	168	178
Republic of Panama	8.875%	9/30/27	238	277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Panama	3.875%	3/17/28	460	442
	Republic of Panama	9.375%	4/1/29	200	244
	Republic of Panama	2.252%	9/29/32	500	383
	Republic of Panama	6.400%	2/14/35	400	417
[2]	Republic of Panama	6.700%	1/26/36	292	309
[2]	Republic of Panama	4.500%	4/16/50	560	426
[2]	Republic of Panama	4.300%	4/29/53	400	294
	Republic of Panama	4.500%	4/1/56	500	372
[2]	Republic of Panama	3.870%	7/23/60	750	492
	Republic of Panama	4.500%	1/19/63	200	144
	Republic of Peru	7.350%	7/21/25	225	238
	Republic of Peru	2.392%	1/23/26	200	189
	Republic of Peru	2.783%	1/23/31	900	770
	Republic of Peru	1.862%	12/1/32	350	265
	Republic of Peru	8.750%	11/21/33	505	637
	Republic of Peru	3.000%	1/15/34	550	449
[2]	Republic of Peru	6.550%	3/14/37	325	354
	Republic of Peru	3.300%	3/11/41	200	150
	Republic of Peru	5.625%	11/18/50	200	202
	Republic of Peru	3.600%	1/15/72	175	118
	Republic of Peru	3.230%	7/28/21	525	314
	Republic of Philippines	9.500%	10/21/24	350	376
	Republic of Philippines	10.625%	3/16/25	100	112
	Republic of Philippines	5.500%	3/30/26	225	231
	Republic of Philippines	5.170%	10/13/27	300	310
	Republic of Philippines	3.000%	2/1/28	400	377
	Republic of Philippines	3.750%	1/14/29	400	385
	Republic of Philippines	9.500%	2/2/30	300	380
	Republic of Philippines	2.457%	5/5/30	200	173
	Republic of Philippines	7.750%	1/14/31	400	475
	Republic of Philippines	1.648%	6/10/31	200	160
	Republic of Philippines	1.950%	1/6/32	200	163
	Republic of Philippines	6.375%	1/15/32	200	224
	Republic of Philippines	5.609%	4/13/33	300	321
	Republic of Philippines	5.000%	7/17/33	200	205
	Republic of Philippines	6.375%	10/23/34	550	621
	Republic of Philippines	3.950%	1/20/40	400	347
	Republic of Philippines	3.700%	3/1/41	400	332
	Republic of Philippines	3.700%	2/2/42	350	289
	Republic of Philippines	2.950%	5/5/45	200	145
	Republic of Philippines	2.650%	12/10/45	200	138
	Republic of Philippines	3.200%	7/6/46	500	372
	Republic of Philippines	5.950%	10/13/47	200	217
	Republic of Poland	3.250%	4/6/26	500	487
	Republic of Poland	5.500%	11/16/27	225	235
	Republic of Poland	5.750%	11/16/32	200	213
	Republic of Poland	4.875%	10/4/33	400	400
	Republic of Poland	5.500%	4/4/53	350	357
	State of Israel	2.875%	3/16/26	200	190
	State of Israel	3.250%	1/17/28	300	284
	State of Israel	2.500%	1/15/30	200	179
	State of Israel	2.750%	7/3/30	600	543
	State of Israel	4.500%	1/17/33	450	448
	State of Israel	4.500%	1/30/43	200	190
	State of Israel	4.125%	1/17/48	250	219
	State of Israel	3.375%	1/15/50	200	154
	State of Israel	3.875%	7/3/50	400	335
	State of Israel	4.500%	4/3/20	200	169

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Svensk Exportkredit AB	0.375%	7/30/24	500	473
Svensk Exportkredit AB	0.625%	10/7/24	200	189
Svensk Exportkredit AB	0.625%	5/14/25	500	463
Svensk Exportkredit AB	0.500%	8/26/25	800	733
Svensk Exportkredit AB	4.625%	11/28/25	247	250
Svensk Exportkredit AB	4.375%	2/13/26	250	252
Svensk Exportkredit AB	2.250%	3/22/27	200	188
United Mexican States	3.900%	4/27/25	400	396
United Mexican States	4.125%	1/21/26	445	439
United Mexican States	4.150%	3/28/27	800	788
United Mexican States	3.750%	1/11/28	675	649
United Mexican States	4.500%	4/22/29	950	931
United Mexican States	3.250%	4/16/30	385	346
United Mexican States	2.659%	5/24/31	600	502
United Mexican States	8.300%	8/15/31	220	261
United Mexican States	7.500%	4/8/33	100	114
United Mexican States	6.350%	2/9/35	300	319
United Mexican States	6.050%	1/11/40	883	898
United Mexican States	4.280%	8/14/41	865	709
United Mexican States	4.750%	3/8/44	765	651
United Mexican States	5.550%	1/21/45	200	188
United Mexican States	4.600%	1/23/46	600	494
United Mexican States	4.350%	1/15/47	560	443
United Mexican States	4.600%	2/10/48	455	372
United Mexican States	4.500%	1/31/50	200	161
United Mexican States	5.000%	4/27/51	600	515
United Mexican States	4.400%	2/12/52	500	391
United Mexican States	3.771%	5/24/61	800	541
United Mexican States	5.750%	10/12/10	342	307
Total Sovereign Bonds (Cost $154,161)				141,974
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority Miscellaneous Revenue	3.163%	9/15/25	40	39
American Municipal Power Inc. Electric Power & Light Revenue	5.939%	2/15/47	150	166
American Municipal Power Inc. Electric Power & Light Revenue	7.499%	2/15/50	50	63
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/50	175	242
Bay Area Toll Authority Highway Revenue	2.574%	4/1/31	75	68
Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	100	119
Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	250	303
Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	100	130
Bay Area Toll Authority Highway Revenue	6.907%	10/1/50	100	129
Bay Area Toll Authority Highway Revenue	3.126%	4/1/55	100	73
California GO	3.375%	4/1/25	100	98
California GO	2.650%	4/1/26	75	72
California GO	1.700%	2/1/28	100	89
California GO	3.500%	4/1/28	150	144
California GO	2.500%	10/1/29	70	63
California GO	6.000%	3/1/33	100	111
California GO	4.500%	4/1/33	190	189
California GO	7.500%	4/1/34	350	437
California GO	5.125%	3/1/38	100	102
California GO	4.600%	4/1/38	300	292
California GO	7.550%	4/1/39	630	816

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	7.300%	10/1/39	75	93
	California GO	7.350%	11/1/39	375	468
	California GO	7.625%	3/1/40	205	265
	California GO	7.600%	11/1/40	200	263
	California GO	5.200%	3/1/43	100	101
	California State University College & University Revenue	3.899%	11/1/47	50	43
	California State University College & University Revenue	2.975%	11/1/51	140	100
	Central Puget Sound Regional Transit Authority Sales & Sales Tax Revenue Bonds	5.491%	11/1/39	50	55
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	125	148
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	75	71
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/54	40	37
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	120	139
	Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/45	100	124
	Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/41	105	91
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	100	91
	Commonwealth of Massachusetts GO	5.456%	12/1/39	150	161
	Commonwealth of Massachusetts GO	2.514%	7/1/41	50	38
	Commonwealth of Massachusetts GO	2.813%	9/1/43	225	170
	Commonwealth of Massachusetts GO	2.900%	9/1/49	100	71
	Commonwealth of Massachusetts Miscellaneous Taxes Revenue	4.110%	7/15/31	250	247
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/40	50	54
	Connecticut GO	5.090%	10/1/30	175	179
	Connecticut GO	5.850%	3/15/32	200	215
	Cook County IL GO	6.229%	11/15/34	50	55
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	100	114
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/48	50	51
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/42	75	87
[11]	Dallas Independent School District GO	6.450%	2/15/35	100	101
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/38	200	168
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/45	75	58
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	100	92
	District of Columbia Income Tax Revenue	5.591%	12/1/34	50	53
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	150	142
	East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/40	85	96
	Florida State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	250	223

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	140	123
Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	236	259
Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	144	159
Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/57	71	74
Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/38	100	80
Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	175	162
Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	200	156
Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	395	296
Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	100	82
Houston TX GO	6.290%	3/1/32	100	107
Illinois GO	5.100%	6/1/33	1,405	1,402
Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	50	56
Indiana Finance Authority Appropriations Revenue	3.051%	1/1/51	75	57
JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/29	150	149
JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/35	100	100
JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	75	61
Los Angeles CA Unified School District GO	5.755%	7/1/29	200	211
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	135
Los Angeles CA Unified School District GO	6.758%	7/1/34	200	232
Los Angeles Community College District GO	1.606%	8/1/28	100	88
Los Angeles Community College District GO	1.806%	8/1/30	150	127
Los Angeles Community College District GO	2.106%	8/1/32	100	83
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	75	80
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/40	50	64
Los Angeles Department of Water & Power System Electric Power & Light Revenue	6.574%	7/1/45	100	119
Los Angeles Department of Water & Power System Water Revenue	6.603%	7/1/50	100	125
Louisiana Gasoline & Fuels Sales Tax Revenue	2.952%	5/1/41	50	39
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.081%	6/1/31	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.048%	12/1/34	100	102
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.198%	12/1/39	100	103
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	3.615%	2/1/29	134	131
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	4.145%	2/1/33	100	98
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	4.475%	8/1/39	150	143
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/50	150	109
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	50	55
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	100	110
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	50	42
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	100	79
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	100	79
	Metropolitan Government of Nashville & Davidson County TN Hotel Occupancy Tax Revenue	6.731%	7/1/43	50	58
	Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	50	50
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/46	85	110
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	100	110
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/41	125	113
	Miami-Dade County FL Water & Sewer Water Revenue	3.490%	10/1/42	75	62
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	75	66
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	200	167
	Michigan State University College & University Revenue	4.496%	8/15/48	50	46
	Michigan State University College & University Revenue	4.165%	8/15/22	100	79
	Mississippi GO	5.245%	11/1/34	50	52
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/50	100	79
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/57	100	80
[12]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	225	246

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Rutgers State University College & University Revenue	3.915%	5/1/19	75	56
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.081%	6/15/39	75	67
New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	200	232
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.131%	6/15/42	100	88
New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	100	127
New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	400	493
New York City Municipal Water Finance Authority Revenue Water Revenue	5.750%	6/15/41	50	56
New York City Municipal Water Finance Authority Revenue Water Revenue	5.440%	6/15/43	100	108
New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	50	57
New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	50	58
New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	175	199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.767%	8/1/36	145	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.572%	11/1/38	75	80
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	100	104
New York Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	400	507
New York Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	175	159
New York NY GO	5.517%	10/1/37	50	54
New York NY GO	6.271%	12/1/37	100	114
New York State Dormitory Authority College & University Revenue	3.142%	7/1/43	260	214
New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	50	41
New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	100	105
New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	50	40
New York State Dormitory Authority Lease (Appropriation) Revenue	2.202%	3/15/34	200	160
New York State Thruway Authority Highway Revenue	2.900%	1/1/35	85	72
New York State Thruway Authority Highway Revenue	3.500%	1/1/42	50	42
New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	100	95
New York State Urban Development Corp. Income Tax Revenue	5.770%	3/15/39	150	157
North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	50	38
North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	150	188
Ohio State University College & University Revenue	4.910%	6/1/40	100	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio State University College & University Revenue	4.800%	6/1/11	100	92
	Ohio State University General Receipts College & University Revenue	3.798%	12/1/46	100	86
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/48	75	56
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.879%	12/1/34	75	76
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	150	166
	Oregon GO	5.762%	6/1/23	40	40
	Oregon GO	5.892%	6/1/27	75	78
[13]	Oregon School Boards Assn. GO	5.528%	6/30/28	50	51
[14]	Oregon State University College & University Revenue	3.424%	3/1/60	150	113
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	50	39
	Pennsylvania State University College & University Revenue	2.840%	9/1/50	100	73
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/45	75	82
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	75	59
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/47	50	41
	Philadelphia PA Water & Wastewater Water Revenue	2.926%	7/1/45	50	37
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	75	81
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/46	250	254
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	100	99
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/48	30	27
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/51	200	154
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	100	102
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	150	107
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	275	257
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	100	99
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	100	71
	Port of Morrow OR Nuclear Revenue	2.543%	9/1/40	100	76
	Regional Transportation District Sales Tax Revenue	5.844%	11/1/50	100	116
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	50	46
	Rutgers State University of New Jersey College & University Revenue	5.665%	5/1/40	50	53
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	25	20
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	3.587%	1/1/43	75	63

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	3.820%	1/1/48	50	41
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	4.787%	1/1/48	100	95
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/41	150	153
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	125	138
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	125	138
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	2.905%	2/1/48	100	73
	San Diego County Water Authority Water Revenue	6.138%	5/1/49	100	116
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	100	123
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	3.375%	8/1/34	100	91
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.876%	4/1/32	185	194
	South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/50	100	113
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.258%	7/1/25	325	302
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	250	212
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/27	50	51
	Texas GO	5.517%	4/1/39	180	198
	Texas GO	4.681%	4/1/40	50	50
	Texas GO	3.211%	4/1/44	225	188
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	250	257
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	125	132
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	175	144
	Texas Transportation Commission GO	2.562%	4/1/42	100	76
	Texas Transportation Commission GO	2.472%	10/1/44	125	88
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	175	181
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	100	97
[13]	Tucson AZ COP	2.856%	7/1/47	50	37
	University of California College & University Revenue	0.883%	5/15/25	100	93
	University of California College & University Revenue	3.063%	7/1/25	100	97
	University of California College & University Revenue	1.316%	5/15/27	100	89
	University of California College & University Revenue	1.614%	5/15/30	125	104
	University of California College & University Revenue	5.946%	5/15/45	175	194
	University of California College & University Revenue	3.071%	5/15/51	100	72
	University of California College & University Revenue	4.858%	5/15/12	225	209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	4.767%	5/15/15	100	91
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	350	411
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	50	59
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	130	90
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	100	92
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	60	41
	University of Michigan College & University Revenue	2.437%	4/1/40	100	76
	University of Michigan College & University Revenue	2.562%	4/1/50	100	70
	University of Michigan College & University Revenue	4.454%	4/1/22	225	203
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	65	52
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	100	68
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	100	103
	University of Texas System Regents College & University Revenue	3.354%	8/15/47	50	41
	University of Texas System Regents College & University Revenue	2.439%	8/15/49	50	34
	University of Virginia College & University Revenue	2.256%	9/1/50	335	214
	University of Virginia College & University Revenue	4.179%	9/1/17	50	42
	Utah GO	4.554%	7/1/24	20	20
	Utah GO	3.539%	7/1/25	37	36
	Washington GO	5.140%	8/1/40	150	154
[13]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.846%	11/1/50	50	37
[13]	Wisconsin Appropriations Revenue	5.700%	5/1/26	55	56
	Wisconsin Appropriations Revenue	3.154%	5/1/27	100	96
	Wisconsin Appropriations Revenue	3.954%	5/1/36	250	234
Total Taxable Municipal Bonds (Cost $30,641)					28,450
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[15]	Vanguard Market Liquidity Fund (Cost $19,610)	4.839%		196,118	19,610
Total Investments (99.9%) (Cost $4,528,050)					4,091,098

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.1%)
[2]	Ginnie Mae	2.000%	4/20/53	(760)	(645)
[2]	Ginnie Mae	3.000%	4/20/53	(1,655)	(1,505)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $2,156)					(2,150)
Other Assets and Liabilities—Net (0.2%)					6,130
Net Assets (100%)					4,095,078
Cost is in $000.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2023.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $17,565,000, representing 0.4% of net assets.
6	Guaranteed by the Government of Canada.
7	U.S. government-guaranteed.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMIC—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
C. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,696,455	—	2,696,455
Asset-Backed/Commercial Mortgage-Backed Securities	—	105,082	—	105,082
Corporate Bonds	—	1,099,527	—	1,099,527
Sovereign Bonds	—	141,974	—	141,974
Taxable Municipal Bonds	—	28,450	—	28,450
Temporary Cash Investments	19,610	—	—	19,610
Total	19,610	4,071,488	—	4,091,098
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	2,150	—	2,150